As filed with the Securities and Exchange	Registration No. 333-111686
Commission on April 14, 2016	Registration No. 811-08524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	[ ]
Post-Effective Amendment No. 19	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

Separate Account EQ

(Exact Name of Registrant)

Voya Insurance and Annuity Company

(Name of Depositor)

909 Locust Street
Des Moines, Iowa 50309

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(770) 980-5100

(Depositor’s Telephone Number, including Area Code)

Brian H. Buckley, Esq.

Voya Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2016 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:  Individual Flexible Premium Deferred Variable Annuity Contract

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Voya Insurance and Annuity Company

Separate Account EQ

Individual Flexible Premium Deferred Variable Annuity

Voya Equi-Select

May 1, 2016

This prospectus describes an individual flexible premium deferred variable contract (the “Contract” or the “Contracts”) issued by Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa (“Equitable Life”). (See “Voya Insurance and Annuity Company” for information about the merger of Equitable Life with and into VIAC.). The Contract was available in connection with certain retirement plans that qualified for special federal income tax treatment (“qualified Contracts”) as well as those that did not qualify for such treatment (“nonqualified Contracts”). We no longer offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract are listed on the next page.

You have the right to return the Contract within ten days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalty taxes on surrender, and the Contract may have new charges, including a maximum surrender charge of up to 8.0% of each premium payment. See “CHARGES AND FEES” for a more complete description of the surrender charge.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated May 1, 2016, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (www.sec.gov). When looking for information regarding the Contract offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-111686.The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Allocations to a subaccount investing in a fund, or an investment portfolio, are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Contract described in this prospectus is subject to investment risk, including the possible loss of the principal amount invested.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “OTHER CONTRACT PROVISIONS – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers available under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)

Voya EURO STOXX 50® Index Portfolio (Class ADV)

Voya FTSE 100 Index® Portfolio (Class ADV)

Voya Global Equity Portfolio (Class T)*

Voya Global Perspectives® Portfolio (Class ADV)**

Voya Government Liquid Assets Portfolio (Class S)***

Voya Growth and Income Portfolio (Class ADV)

Voya Hang Seng Index Portfolio (Class S)

Voya High Yield Portfolio ( Class S)

Voya Intermediate Bond Portfolio (Class S)

Voya International Index Portfolio (Class ADV)

Voya Japan TOPIX Index® Portfolio (Class ADV)

Voya Large Cap Growth Portfolio (Class ADV)

Voya Large Cap Value Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class S)

Voya Multi-Manager Large Cap Core Portfolio (Class S)

Voya Retirement Conservative Portfolio (Class ADV)**

Voya Retirement Growth Portfolio (Class ADV)**

Voya Retirement Moderate Growth Portfolio (Class ADV)**

Voya Retirement Moderate Portfolio (Class ADV)**

Voya Russell™ Large Cap Growth Index Portfolio (Class S)

Voya Russell™ Large Cap Index Portfolio (Class S)

Voya Russell™ Large Cap Value Index Portfolio (Class S)

Voya Russell™ Mid Cap Growth Index Portfolio (Class S)

Voya Russell™ Mid Cap Index Portfolio (Class S)

Voya Russell™ Small Cap Index Portfolio (Class S)

Voya Solution Moderately Aggressive Portfolio (Class S)**

Voya Small Company Portfolio (Class S)

Voya U. S. Bond Index Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® BlackRock Inflation Protected Bond Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® FMRSM Diversified Mid Cap Portfolio (Class S)

VY® FMRSM Diversified Mid Cap Portfolio (Class S)

VY® Franklin Income Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class S2)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Morgan Stanley Global Franchise Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class S)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class S)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Foreign Equity Portfolio (Class S)

VY® Templeton Global Growth Portfolio (Class S)

More information can be found in the appendices. See APPENDIX A for all subaccounts and valuation information. APPENDIX B highlights each investment portfolio’s investment objective and adviser (and any subadviser), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the investment portfolio's summary prospectus.

*    Prior to May 1, 2016, this investment portfolio was known as the Voya Global Value Advantage Portfolio.

**   This investment portfolio is structured as a “fund of funds.” Funds offered in a “fund of funds” structure may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. See “THE FUNDS” section for more information.

*** Prior to May 1, 2016, this investment portfolio was known as the Voya Liquid Assets Portfolio.

Equi-Select – EQUI                                                                    2

Equi-Select – EQUI                                                                    3

INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	7
Annuitant	14
Annuity Start Date	14
Cash Surrender Value	18
Contract Date	14
Contract Owner	14
Contract Value	18
Contract Year	14
Death Benefit	25
Free Withdrawal Amount	10
Net Investment Factor	7
Net Rate of Return	7

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Phase	Accumulation Period
Annual Contract Administrative Charge	Annual Contract Maintenance Charge
Annuity Start Date	Maturity Date
Asset-Based Administrative Charge	Administrative Charge
Automatic Rebalancing	Automatic Portfolio Rebalancing
Business Day	Valuation Date
Cash Surrender Value	Contract Withdrawal Value
Contract Date	Issue Date
Contract Year	Contract Anniversary Date
Premium Payment	Purchase Payment
Surrender Charge	Withdrawal Charge
Systematic Withdrawals	Automatic Withdrawals

Equi-Select – EQUI                                                                           4

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. For more information about the fees and expenses, please see the “CHARGES AND FEES” section later in the prospectus.

The first table describes the charges that you will pay at the time that you buy the Contract, surrender the Contract or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of each premium payment):.................   8%1

Transfer Charge:.......................................................................................................   $25 per transfer2

Overnight Charge:....................................................................................................   $203

The next table describes the charges that you could pay periodically during the time that you own the Contract, not including fund fees and expenses.

Periodic Fees and Charges

Annual Contract Administrative Charge:.................................................   $30

Separate Account Annual Charges (as a percentage of average daily net asset values)

Mortality and Expense Risk Charge.......................................................................   1.25%

Asset-Based Administrative Charge.......................................................................   0.15%

Total Separate Account Charges............................................................................   1.40%

Fund Expenses

The next item shows the minimum and maximum total annual fund operating expenses that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for the fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses):	0.53%	1.51%

1    The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

2    We may assess a transfer charge on each transfer after the first twelve transfers made each contract year. We currently do not impose this charge, but reserve the right to do so in the future.

3    You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

Equi-Select – EQUI                                                                           5

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and fund fees and expenses.

The following examples assume that you invest $10,000 in the Contract for the time periods indicated, assume that your investment has a 5% return each year and assume the maximum fund fees and expenses Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,101	$1,520	$1,964	$3,291
Example 2: If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,101	$1,520	$1,964	$3,291
Example 3: If you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$301	$920	$1,564	$3,291

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than these shown.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “OTHER CONTRACT PROVISIONS – Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “CHARGES AND FEES – Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “CHARGES AND FEES – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Equi-Select – EQUI                                                                           6

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange (“NYSE”) is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables showing the accumulation unit value history of each subaccount of Separate Account EQ available for investment under the Contract and the total investment value history of each subaccount are presented in APPENDIX A.

Net Investment Factor

The Net Investment Factor is an index number that reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

1)  We take the net asset value of the subaccount at the end of each business day;

2)  We add to 1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any;

3)  We divide 2) by the net asset value of the investment portfolio at the end of the preceding business day; and

4)  We then subtract the daily charges from the subaccount:  the mortality and expense risk charge and the asset-based administrative charge.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account EQ and the financial statements and the related notes to financial statements for Voya Insurance and Annuity Company are included in the SAI.

SEPARATE ACCOUNT EQ

Separate Account EQ was established as a separate account under Iowa law on July 14, 1988. Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In connection with the merger of Equitable Life with and into ING USA Annuity and Life Insurance Company (“ING USA”), the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ. On September 1, 2014 ING USA became Voya Insurance and Annuity Company. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Equi-Select – EQUI                                                                           7

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, whether or not realized, of an investment portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ. If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts and keep the Separate Account fully funded to cover such liabilities.

The other variable annuity contracts that invest in Separate Account EQ are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “THE ANNUITY CONTRACT — Addition, Deletion or Substitution of Subaccounts and Other Changes.”

VOYA INSURANCE AND ANNUITY COMPANY

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014 we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the NYSE under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company (“ING USA”), which assumed responsibility for Equitable Life’s obligations under the Contracts. On September 1, 2014 ING USA Annuity and Life Insurance Company became Voya Insurance and Annuity Company.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

We are engaged in the business of issuing insurance and annuities. Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain nonqualified Contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Equi-Select – EQUI                                                                           8

THE FUNDS

You will find more detailed information about the funds, or investment portfolios, currently available under your Contract in “APPENDIX B — The Investment Portfolios.” A prospectus containing more complete information on each fund may be obtained by calling Customer Service at (800) 366-0066. You should read the prospectus carefully before investing.

Selection of Underlying Funds

The underlying funds available through the Contract described in this prospectus are determined by the Company. When determining which underlying funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new investment if we determine that a fund no longer satisfies one or more of the selection criteria and/or if the fund has not attracted significant allocations under the Contract. We have included certain of the funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Fund of Funds

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Fund Expenses.” Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Possible Conflicts of Interest

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the funds conflict, we, the Boards of Trustees or Directors of the funds, and any other insurance companies participating in the funds will monitor events to identify and resolve any material conflicts that may arise.

CHARGES AND FEES

We deduct the contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of the Contract.

Equi-Select – EQUI                                                                           9

Surrender Charges Deducted from the Contract Value

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order:  (1) earnings (contract value less premium payments not withdrawn); (2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); (3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old); and (4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the eight-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed Since Premium Payment	0	1	2	3	4	5	6	7	8+
Surrender Charge	8%	7%	6%	5%	4%	3%	2%	1%	0%

Free Withdrawal Amount. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

•    Earnings (contract value less unliquidated premium payments);

•    Premium payments in the Contract for more than eight years; and

•    An amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the free withdrawal amount. When you are receiving systematic withdrawals, any combination of regular withdrawals and systematic withdrawals taken will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

Premium Taxes. We may make a charge for state and local premium taxes depending on the contract owner’s state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionally from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

Equi-Select – EQUI                                                                           10

Transfer Charge. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur when processing transfers.

Overnight Charge. You may choose to have the $20 charge for overnight delivery deducted from the net amount of withdrawal you would like sent to you by overnight delivery service.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying investment portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

No underlying investment portfolio currently charges a redemption fee.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

Asset-Based Administrative Charge. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

Fund Expenses

As shown in the fund prospectuses and described in the “FEES AND EXPENSES – Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this Contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Equi-Select – EQUI                                                                           11

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

Equi-Select – EQUI                                                                           12

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the Contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2015, in connection with the registered annuity contracts issued by the Company, that ranking would be as follows:

•      BlackRock Variable Series Funds, Inc.; and

•      Columbia Funds Variable Insurance Trust.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2015, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “OTHER CONTRACT PROVISIONS – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is an individual flexible premium deferred variable annuity contract. The Contract provides a means for you to invest in one or more of the available investment portfolios of the funds in which the subaccounts funded by Separate Account EQ invest. If you have any questions concerning this Contract, contact your registered representative or call Customer Service at (800) 366-0066.

Equi-Select – EQUI                                                                           13

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Contract Owner

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint owner

For nonqualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner who is a spouse dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant’s death we will pay the death proceeds to the owner, if living, otherwise to the owner’s estate or legal successors.

Equi-Select – EQUI                                                                           14

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a nonqualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to Customer Service in good order. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “FEDERAL TAX CONSIDERATIONS” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for nonqualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,500,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract:  (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “FEES AND EXPENSES” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact Customer Service or you registered representative.

Equi-Select – EQUI                                                                           15

Crediting of Premium Payments

We will process your initial premium payment within two business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within one business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to five business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within five days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account EQ, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within two business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

•      If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid; or

•      If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) proportionally according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in these calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

Equi-Select – EQUI                                                                           16

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Voya Government Liquid Assets Portfolio subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling (800) 366-0066.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Equi-Select – EQUI                                                                           17

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. You are responsible for keeping information about your Contract and appropriate identifying information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Voya Government Liquid Assets Portfolio subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)  We take the contract value in the subaccount at the end of the preceding business day;

2)  We multiply 1) by the subaccount’s Net Rate of Return since the preceding business day;

3)  We add 1) and 2);

4)  We add to 3) any additional premium payments, and then add or subtract transfers to or from that subaccount; and

5)  We subtract from 4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows:  (1) we start with your contract value; then (2) deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at Customer Service. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within seven days.

Equi-Select – EQUI                                                                           18

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “FEDERAL TAX CONSIDERATIONS” for more details.

The Subaccounts

Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We do not guarantee that each investment portfolio will always be available for investment through the Contract. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless you provide us with alternative allocation instructions. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to:  (1) deregister Separate Account EQ under the 1940 Act; (2) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (3) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (4) restrict or eliminate any voting rights as to Separate Account EQ; (5) combine Separate Account EQ with other accounts; and (6) transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Contract belongs.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact Customer Service or your registered representative.

WITHDRAWALS

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See “CHARGES AND FEES – Surrender Charges Deducted from the Contract Value – Surrender Charge for Excess Withdrawals.” You need to submit to us a request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal proportionally from all of the subaccounts in which you are invested.

Equi-Select – EQUI                                                                           19

We will pay the amount of any withdrawal from the subaccounts within seven calendar days of receipt of a request, unless the “Suspension of Payments or Transfers” provision is in effect. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at Customer Service. The contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

Systematic Withdrawals

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other mutually-agreed upon monthly date, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner’s entire interest in the subaccount, if less) and is taken proportionally from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the contract date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawal will occur on the next business day after your contract date for your desired frequency.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date.

Equi-Select – EQUI                                                                           20

Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “FEDERAL TAX CONSIDERATIONS” for more details.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program (“ORP”) will contain an ORP endorsement that will amend the Contract as follows:

•      If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas’ first-year contribution will be returned to the appropriate institute of higher education upon its request; and

•      We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70½. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant’s employer before the value of a Contract can be withdrawn.

Reduction or Elimination of the Surrender Charge

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

•      The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

•      The total amount of premium payments to be received. Per contract sales expenses are likely to be less on larger premium payments than on smaller ones; and

•      Any prior or existing relationship with the Company. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. The minimum amount you may transfer is $100, or if less, your account value.

Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

Equi-Select – EQUI                                                                           21

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new premium payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

Equi-Select – EQUI                                                                           22

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the Contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Equi-Select – EQUI                                                                           23

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least seven days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken proportionally. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to Customer Service. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a proportional basis. Additional premium payments and partial withdrawals made proportionally will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

We may modify, suspend or terminate the automatic rebalancing program at any time.

Equi-Select – EQUI                                                                           24

DEATH BENEFIT

Death Benefit During the Accumulation Phase

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at Customer Service. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary’s lifetime. See “WITHDRAWALS — Systematic Withdrawals” above. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Subject to the conditions and requirements of state law, unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not guaranteed by the FDIC and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive death benefit distributions through this account may access the entire proceeds at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may be less than under other settlement options. We will generally distribute death benefit proceeds within seven days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below. At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

We will generally pay death single lump sum payments benefit proceeds within seven days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below.

Death Proceeds

If the annuitant is less than age 67 at the time of purchase, the death benefit is the greatest of:

•      The contract value;

•      The total premium payments made under the Contract after subtracting any withdrawals; or

•      The highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is between the ages of 67 and 75 at the time of purchase, the death benefit is the greatest of:

•      The contract value;

•      The total premium payments made under the Contract after subtracting any withdrawals; or

•      The contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is age 76 or older at the time of purchase, the death benefit is the contract value.

In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

Equi-Select – EQUI                                                                           25

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five years of the date of death unless:

•      The beneficiary elects to have the death proceeds:

>    payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

>    payable beginning within one year of the date of death; or

•      If the beneficiary is the deceased owner’s spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

Death of the Annuitant

•      If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

•      If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

Death of Owner

If any owner of the Contract dies before the annuity start date, the following applies:

•      If the new owner is the deceased owner’s spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner’s spouse will also be the annuitant;

•      If the new owner is someone other than the deceased owner’s spouse, the entire interest in the Contract must be distributed to the new owner:

(a)  within 5 years of the deceased owner’s death; or

(b)  over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner’s death;

•      If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary;

•      If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner’s estate;

•      If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner’s estate;

•      If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date;

•      If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner’s death; and

•      For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

Trust Beneficiary

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests (or to the annuitant’s estate or the annuitant’s legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

Equi-Select – EQUI                                                                           26

Required Distributions upon Contract Owner’s Death

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a nonqualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows:  (1) the death benefit must be completely distributed within five years of the contract owner’s date of death; or (2) the beneficiary may elect, within the one-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that:  (a) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (b) such distributions begin no later than one year after the contract owner’s date of death.

Notwithstanding (1) and (2) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at Customer Service:  (a) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (b) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (c) all rights and privileges granted by the Contract or allowed by VIAC will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (1) and (2) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

If we do not receive an election from a nonspouse owner’s beneficiary within the one-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the five-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

THE ANNUITY OPTIONS

Selecting the Annuity Start Date

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at Customer Service at least seven days prior to the annuity start date. The annuity start date must be at least one year from the contract date but before the month immediately following the annuitant’s 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least five years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday.

Equi-Select – EQUI                                                                           27

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See “FEDERAL TAX CONSIDERATIONS” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax and/or legal adviser.

Selecting a Payment Plan

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value:

•      Less any applicable taxes not previously deducted;

•      Less the withdrawal charge, if any; and

•      Less the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to Customer Service. The Company will send the owner the proper forms to complete. The request, when recorded at Customer Service, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at Customer Service, subject to any payments or actions taken by the Company before the recording.

Fixed Payment Plans

After the first contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A – Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

Annuity Payment Plans
Plan A – Interest
Option 1

The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five-year period.

Option 2	The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.

Equi-Select – EQUI                                                                           28

Annuity Payment Plans (continued)
Plan B – Fixed Period

The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

Plan C – Life Income

The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within five business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value. We will also notify you when any shareholder reports of the investment portfolios in which Separate Account EQ invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments or Transfers

The Company reserves the right to suspend or postpone payments of benefits (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

•      The NYSE is closed (other than customary weekend and holiday closings);

•      Trading on the NYSE is restricted;

•      An emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ’s net assets;

•      When the Company’s Customer Service is closed; or

•      During any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in 2) and 3) exist.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

In Case of Errors in Your Application

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

Assigning the Contract as Collateral

You may assign a nonqualified Contract as collateral security for a loan but understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax and/or legal adviser for tax advice. You must give us satisfactory written notice to Customer Service in order to make or release an assignment. We are not responsible for the validity of any assignment.

Equi-Select – EQUI                                                                           29

Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law and to conform to applicable laws or governmental regulations. We will give you advance notice of such changes.

Free Look

In most cases, you may cancel your Contract within your ten-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to Customer Service or to the agent from whom you purchased it. We will refund the greater of the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Voya Government Liquid Assets Portfolio subaccount).

We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

Special Arrangements

We may reduce or waive any contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, One Orange Way, Windsor, Connecticut 06095 is the principal underwriter and distributor of the Contract as well as for our other contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by VIAC for Contract sales. Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

Voya Financial Advisors, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services LLC for the sale of our variable annuity contracts.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Equi-Select – EQUI                                                                           30

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

•    Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•    Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

•    Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

•    Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

•    Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2015, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

•    Wells Fargo Advisors, LLC;

•    LPL Financial Corporation;

•    Morgan Stanley Smith Barney LLC;

•    Voya Financial Advisors, Inc.;

•    Merrill Lynch, Pierce, Fenner & Smith Incorporated;

•    Cetera Advisor Networks LLC;

•    Raymond James and Associates Inc.;

•    UBS Financial Services;

•    National Planning Corporation;

•    Ameriprise Financial Services, Inc.;

•    Securities America, Inc.;

•    Cambridge Investment Research Inc.;

•    Commonwealth Equity Services, Inc.;

•    First Allied Securities Inc.;

•    Woodbury Financial Services Inc.;

•    Stifel Nicolaus and Company Incorporated;

•    Edward D. Jones & Co., L.P. dba Edward Jones;

•    Lincoln Financial Advisors Corporation;

•    SII Investments Inc.;

•    NFP Advisor Services, LLP;

•    Royal Alliance Associates Inc.;

•    RBC Capital Markets LLC;

•    Centaurus Financial, Inc.;

•    J.P. Morgan Securities LLC; and

•    MML Investors Services, Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker/dealers or “focus firms.”

Equi-Select – EQUI                                                                           31

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Voting Rights

We will vote the shares of a fund owned by Separate Account EQ according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a fund in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the investment portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a fund shareholder meeting. We will ask you for voting instructions by mail at least ten days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Directed Services LLC’s ability to distribute the Contract or upon the separate account.

•      Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•

Equi-Select – EQUI                                                                           32

•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Federal Tax Considerations

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to Contracts funding qualified plans. You may not deduct the amount of your premium payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Equi-Select – EQUI                                                                           33

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code. Qualified Contracts may also be offered in connection with deferred compensation plans under Tax Code Section 457(f). Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans to contribute after-tax salary contributions to a Roth 401(k) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the Contract is issued, we will set up one or more accounts for you under the Contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so;

•      Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•      Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non-Natural Owners of a Nonqualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

•      Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Equi-Select – EQUI                                                                           34

Taxation of Distributions

General. When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the Contract at that time. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the Contract (cost basis).

10% Penalty. A distribution from a nonqualified Contract may be subject to a penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•      The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the Contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract”; and

•      Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Equi-Select – EQUI                                                                           35

Annuity Contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity, provided that annuity payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the Contract; or

•      Before you begin receiving such distributions.

If the your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2016, your entire balance must be distributed by August 31, 2021. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of the contract owner.

Some Contracts offer a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified Contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value will be treated as a distribution for federal income tax purposes. Anyone contemplating any such transfer, pledge, assignment or designation or exchange, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•      That is purchased with a single premium payment;

•      With annuity payments starting within one year from the date of purchase; and

•      That provides a series of substantially equal periodic payments made annually or more frequently.

While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to Contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Equi-Select – EQUI                                                                           36

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings.

•      Sections 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contribution to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;

•      403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;

•      Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRA qualification requirement; and

•      457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account. There is no further information specific to 457 plans in this prospectus.

Equi-Select – EQUI                                                                           37

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from and IRA only once in any 12 month period. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one rollover per year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over another IRA distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one rollover per year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Certain other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Equi-Select – EQUI                                                                           38

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $53,000 (as indexed for 2016). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k) or 403(b) plan to generally no more than $18,000 (2016). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) contributions, premium payments to your account(s) will generally be excluded from your gross income. Roth 401(k) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

Equi-Select – EQUI                                                                           39

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans), or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth 401(k) and Roth IRAs. A partial or full distribution of premium payments to a Roth 401(k) or Roth IRA account and earnings credited on those premium payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k) or Roth IRA is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>    The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>    If a rollover contribution was made from a designated Roth account previously established for your under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>    The first taxable year in which you made an in-plan Roth rollover or non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

Equi-Select – EQUI                                                                           40

Distributions – Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•      Retirement;

•      Death;

•      Disability;

•      Severance from employment;

•      Attainment of normal retirement age;

•      Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the term of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings); or

•      Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings);

•      Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any Contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

If applicable, we generally are required, pursuant to tax regulations, before we process a withdrawal request to confirm with your 403(b) plan sponsor or otherwise, that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your Contract(s) must be distributed; and

•      Distribution amounts.

Equi-Select – EQUI                                                                           41

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a) and 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the Contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your Contract.

If your death occurs on or after the date you begin receiving minimum distributions under the Contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the Contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed to the designated beneficiary by December 31, 2020. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the Contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Contract or fails to take a distribution within the required time period.

Equi-Select – EQUI                                                                           42

Withholding

Any taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. We may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 401(k) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the Contract is issued and provided the plan offers a Roth 401(k) account, non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of premium payments made by salary reduction to a Roth account and earnings credited on those premium payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 401(k) and Roth IRAs” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) plan. However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the Contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the Contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

Equi-Select – EQUI                                                                           43

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Enhanced Death Benefits

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult your tax and/or legal adviser about the tax consequences of enhanced death benefits.

Same-Sex Marriages

The Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under a living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Equi-Select – EQUI                                                                           44

STATEMENT OF ADDITIONAL INFORMATION

Introduction
Description of Voya Insurance and Annuity Company
Separate Account EQ of Voya Insurance and Annuity Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of Separate Account EQ of Voya Insurance and Annuity Company
Financial Statements of Voya Insurance and Annuity Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ, VOYA EQUI-SELECT 333-111686.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

                                                                                                                                                                                              05/01/2016

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Equi-Select – EQUI                                                                           45

APPENDIX A

Condensed Financial Information

Except for subaccounts which did not commence operations as of December 31, 2015, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account EQ available under the Contract for the indicated periods. This information is current through December 31, 2014, including portfolio names. Portfolio name changes after December 31, 2015 are not reflected in the following information.

Separate Account Annual Charges of 1.40%

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99	$10.22
Value at end of period	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	53,607	59,055	65,981	82,645	99,196	112,856	112,906	49,855
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
Value at beginning of period	$19.07	$18.77	$14.20	$12.94	$13.99	$11.22	$9.10	$12.85	$13.37	$11.36
Value at end of period	$17.61	$19.07	$18.77	$14.20	$12.94	$13.99	$11.22	$9.10	$12.85	$13.37
Number of accumulation units outstanding at end of period	7,410	8,065	8,584	12,388	14,538	17,108	23,883	28,160	42,012	57,401
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.49	$10.65	$8.61	$7.17	$8.79	$8.74
Value at end of period	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79
Number of accumulation units outstanding at end of period	7,001	7,484	5,783	4,454	2,880	2,881
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.74	$13.87	$11.83	$10.41	$11.02	$10.38
Value at end of period	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02
Number of accumulation units outstanding at end of period	3,556	3,449	3,342	3,155	15	3,131
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.66	$10.13
Value at end of period	$10.12	$10.66
Number of accumulation units outstanding at end of period	2,342	1,735
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.03	$9.70	$8.66	$7.63	$8.05	$7.71	$6.02	$10.16
Value at end of period	$9.64	$10.03	$9.70	$8.66	$7.63	$8.05	$7.71	$6.02
Number of accumulation units outstanding at end of period	76,758	6,856	6,683	7,901	7,765	10,922	9,614	10,576
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	13,491
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.15	$13.94	$10.87	$9.57	$9.99
Value at end of period	$14.66	$15.15	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	94,963	101,901	113,186	123,956	147,029

Equi-Select – EQUI                                                                                                                     A-1

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	188,012	212,154	253,434	285,181	323,379	221,597	285,237	320,557	366
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96	$12.39
Value at end of period	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	4,164	3,707	3,690	4,814	3,933	3,744	365
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13
Value at end of period	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96
Number of accumulation units outstanding at end of period	80,830	98,875	106,189	123,189	116,226	139,839	170,709	203,512	292,586	354,035
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$17.29	$15.45	$11.81	$10.50	$10.68	$9.53	$7.86	$12.73	$12.33	$10.94
Value at end of period	$17.16	$17.29	$15.45	$11.81	$10.50	$10.68	$9.53	$7.86	$12.73	$12.33
Number of accumulation units outstanding at end of period	15,256	16,594	19,448	17,607	9,683	14,041	20,794	23,544	22,795	26,751
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.70	$18.28	$13.81	$11.93	$12.27	$10.24	$7.90	$12.86	$12.39	$11.52
Value at end of period	$19.02	$19.70	$18.28	$13.81	$11.93	$12.27	$10.24	$7.90	$12.86	$12.39
Number of accumulation units outstanding at end of period	15,875	16,794	18,250	18,859	12,271	19,785	26,960	38,960	54,210	48,186
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$17.91	$17.26	$12.31	$11.13	$11.40	$9.44	$7.69	$11.75	$12.75	$11.39
Value at end of period	$17.05	$17.91	$17.26	$12.31	$11.13	$11.40	$9.44	$7.69	$11.75	$12.75
Number of accumulation units outstanding at end of period	17,470	20,621	21,967	26,616	27,509	35,853	48,875	60,919	87,070	93,367
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.49	$12.85	$13.08	$12.16	$11.49	$10.64	$9.70	$10.77	$10.34	$10.10
Value at end of period	$13.34	$13.49	$12.85	$13.08	$12.16	$11.49	$10.64	$9.70	$10.77	$10.34
Number of accumulation units outstanding at end of period	383,711	441,480	117,272	149,428	136,978	140,839	155,914	123,361	113,906	91,467
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.70	$10.56
Value at end of period	$9.43	$9.70
Number of accumulation units outstanding at end of period	184,279	196,806
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.16
Value at end of period	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62
Number of accumulation units outstanding at end of period	13,893	15,525	22,333	16,266	8,352	12,002	15,403
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.44	$12.27	$9.97	$9.40	$11.05	$10.56
Value at end of period	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05
Number of accumulation units outstanding at end of period	718	719	1,729	68	264	69
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.78	$13.26	$10.32	$10.02
Value at end of period	$15.40	$14.78	$13.26	$10.32
Number of accumulation units outstanding at end of period	145,890	166,748	189,774	222,972
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$24.66	$22.06	$17.13	$14.75	$14.63	$12.98	$9.24	$12.94	$11.76	$11.29
Value at end of period	$25.80	$24.66	$22.06	$17.13	$14.75	$14.63	$12.98	$9.24	$12.94	$11.76
Number of accumulation units outstanding at end of period	630,285	708,272	51,445	10,076	9,377	6,196	4,155	0	136	136

Equi-Select – EQUI                                                                                                                     A-2

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.80	$14.60	$11.33	$10.05	$10.05
Value at end of period	$14.85	$15.80	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	181,963	181,983	155,239	38,250	40,578
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47
Value at end of period	$22.54	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96
Number of accumulation units outstanding at end of period	81,286	93,089	104,561	124,436	152,939	177,985	225,053	278,982	371,937	477,307
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87
Value at end of period	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38
Number of accumulation units outstanding at end of period	593,555	722,502	746,337	626,503	578,978	700,247	776,451	986,400	648,399	685,672
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$17.91	$16.73	$12.88	$11.47	$11.73	$9.15	$6.58	$10.22
Value at end of period	$17.70	$17.91	$16.73	$12.88	$11.47	$11.73	$9.15	$6.58
Number of accumulation units outstanding at end of period	1,196,102	1,318,944	1,503,024	1,708,207	1,999,466	2,293,767	2,666,835	2,996,751
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Value at end of period	$17.23	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64
Number of accumulation units outstanding at end of period	5,715	3,760	2,972	2,975	3,467	2,531	2,612	2,616	3,655	5,135
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	48,846	53,729	52,959	41,909	43,827	24,091	1,446
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	259,608	324,756	387,627	453,355	556,686	675,581	760,145
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	154,566	198,523	220,626	275,519	326,421	404,615	433,506
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	152,343	163,682	180,112	206,927	212,812	244,540	236,696
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69	$10.84
Value at end of period	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	16,468	14,498	14,943	14,557	7,680	3,449	3,408
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71	$9.30
Value at end of period	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	1,994,344	2,242,841	2,559,653	2,967,777	3,497,044	4,098,628	4,789,048	648

Equi-Select – EQUI                                                                                                                     A-3

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51	$10.64
Value at end of period	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	11,326	7,168	5,776	8,594	6,347	5,034	3,260
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00	$10.63
Value at end of period	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	434,810	489,610	573,932	656,534	750,179	881,492	1,042,930
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13	$10.16
Value at end of period	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	27,691	27,843	28,970	21,168	19,760	18,520	21,649	1,829
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97	$10.26
Value at end of period	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	48,911	46,946	44,906	33,318	26,971	21,252	8,116	5,168
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$24.83	$23.90	$17.48	$15.42	$15.56	$11.95	$9.27	$14.37	$13.27	$11.98
Value at end of period	$24.21	$24.83	$23.90	$17.48	$15.42	$15.56	$11.95	$9.27	$14.37	$13.27
Number of accumulation units outstanding at end of period	0	404	369	458	459	752	1,174	1,105	4,537	5,955
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.87	$16.10	$11.89	$10.55	$11.00	$8.99	$7.17	$9.83
Value at end of period	$16.47	$16.87	$16.10	$11.89	$10.55	$11.00	$8.99	$7.17
Number of accumulation units outstanding at end of period	9,149	10,809	7,672	5,727	6,733	7,234	4,462	4,187
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.02
Value at end of period	$9.59
Number of accumulation units outstanding at end of period	23,631
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20	$9.83
Value at end of period	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	15,057	18,074	23,731	30,683	30,998	22,329	17,879	6,172
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Value at end of period	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51
Number of accumulation units outstanding at end of period	20,915	24,425	28,715	28,283	36,088	36,281	40,780	43,835	47,847	41,706
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59	$9.94
Value at end of period	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	34,606	42,622	46,382	53,312	36,062	29,528	4,432
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.17
Value at end of period	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	6,365	7,044	8,150	10,983	12,594	18,629	22,309	25,746	45,655	6,151

Equi-Select – EQUI                                                                                                                     A-4

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61
Value at end of period	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89
Number of accumulation units outstanding at end of period	15,911	18,078	21,165	25,428	30,774	38,202	52,763	65,867	103,428	173,356
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Value at end of period	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13
Number of accumulation units outstanding at end of period	15,633	15,408	15,857	16,378	19,602	22,687	27,541	22,130	31,415	21,490
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$10.23
Value at end of period	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	12,685	13,245	14,811	19,580	22,436	29,441	38,157	55,584	43,011	26,610
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.71	$20.76	$15.48	$13.70	$15.60	$12.33	$8.98	$14.97	$13.26	$12.02
Value at end of period	$21.05	$21.71	$20.76	$15.48	$13.70	$15.60	$12.33	$8.98	$14.97	$13.26
Number of accumulation units outstanding at end of period	381,698	413,611	479,818	560,643	653,855	775,118	888,444	980,086	1,224,963	392,187
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93	$9.94
Value at end of period	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	94,679	101,800	90,848	63,614	69,185	85,779	86,690	84,472	83,951	21,344
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.99	$15.79	$11.86	$10.14	$10.50	$9.25	$7.30	$11.66	$12.10	$10.59
Value at end of period	$15.75	$16.99	$15.79	$11.86	$10.14	$10.50	$9.25	$7.30	$11.66	$12.10
Number of accumulation units outstanding at end of period	19,678	26,462	22,937	22,931	23,658	24,526	24,720	32,387	61,035	60,479
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Value at end of period	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04
Number of accumulation units outstanding at end of period	1,729,837	1,966,745	21,711	26,590	25,975	35,897	32,592	27,150	35,483	19,270
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.93	$10.24
Value at end of period	$10.52	$10.93
Number of accumulation units outstanding at end of period	68,088	70,251
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01
Value at end of period	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04
Number of accumulation units outstanding at end of period	233,311	264,396	295,756	345,381	399,585	485,267	591,752	707,642	901,923	1,169,013
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91
Value at end of period	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63
Number of accumulation units outstanding at end of period	65,253	75,449	88,992	99,254	120,710	152,430	186,711	218,534	269,678	272,799
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$18.31	$16.15	$12.45	$10.52	$10.48	$8.64	$6.98	$10.17
Value at end of period	$17.51	$18.31	$16.15	$12.45	$10.52	$10.48	$8.64	$6.98
Number of accumulation units outstanding at end of period	11,488	12,930	13,958	7,840	7,131	5,366	4,426	2,065
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.91	$21.44	$15.65	$13.37	$13.75	$11.00	$8.76	$12.69	$13.09	$11.38
Value at end of period	$21.76	$22.91	$21.44	$15.65	$13.37	$13.75	$11.00	$8.76	$12.69	$13.09
Number of accumulation units outstanding at end of period	23,285	23,129	27,755	25,425	28,686	29,739	26,996	26,913	38,982	41,622
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$20.59	$20.03	$17.01	$14.90	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65
Value at end of period	$21.59	$20.59	$20.03	$17.01	$14.90	$13.85	$12.34	$9.71	$13.78	$12.74
Number of accumulation units outstanding at end of period	25,384	28,174	30,659	36,550	37,244	38,924	32,802	36,118	45,845	41,533

Equi-Select – EQUI                                                                                                                     A-5

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Value at end of period	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88
Number of accumulation units outstanding at end of period	20,260	16,069	17,202	16,897	19,650	23,654	26,766	33,016	38,612	28,769
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17
Value at end of period	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66
Number of accumulation units outstanding at end of period	196,777	209,035	239,051	267,564	307,029	346,896	417,723	488,672	615,667	721,525
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30
Value at end of period	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41
Number of accumulation units outstanding at end of period	67,574	76,755	83,626	93,148	104,370	114,652	129,431	151,854	193,297	239,027
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	21,655	20,791	17,489	21,920	17,421	19,099	25,756	685	1,180
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Value at end of period	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18
Number of accumulation units outstanding at end of period	7,478	5,140	5,340	6,588	8,922	9,909	12,166	19,834	26,557	15,279
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18	$10.32
Value at end of period	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	306,050	339,420	391,251	460,471	27,850	29,126	40,513	36,368	25,118	3,678
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99
Value at end of period	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44
Number of accumulation units outstanding at end of period	42,683	44,180	46,782	49,005	55,030	59,281	66,646	82,214	110,712	148,777

Equi-Select – EQUI                                                                                                                     A-6

Appendix B

The Investment Portfolios

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	Voya Limited Maturity Bond Portfolio (Class S)
Voya Global Equity Portfolio (Class S)*	Voya SmallCap Opportunities Portfolio (Class S)
Voya Growth and Income Portfolio (Class S)	VY® Clarion Global Real Estate Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Clarion Real Estate Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY® Columbia Small Cap Value II Portfolio (Class S)
Voya Index Plus SmallCap Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class S)
Voya International Index Portfolio (Class S)	VY® JP Morgan Mid Cap Value Portfolio (Class S)
Voya Large Cap Growth Portfolio (Class S)	VY® JP Morgan Mid Cap Value Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. The investment portfolios that are currently available for allocation are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (“funds”) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in them. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.  Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s website or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your Contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the Contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

*   Prior to May 1, 2016, this investment portfolio was known as the Voya Global Value Advantage Portfolio.

Equi-Select – EQUI                                                                          B-1

Fund Name Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
Voya EURO STOXX 50® Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index.
Voya FTSE 100 Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index®.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Government Liquid Assets Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Hang Seng Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index.
Voya High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.

Equi-Select – EQUI                                                                          B-2

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted International Index.
Voya Japan TOPIX Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index®.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser:  Directed Services LLC

Subadviser:  Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya Retirement Conservative Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Equi-Select – EQUI                                                                          B-3

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya Retirement Moderate Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya Russell™ Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya Russell™ Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

Equi-Select – EQUI                                                                          B-4

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Directed Services, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: BlackRock Financial Management Inc.	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return, consisting of long-term capital appreciation and current income.

VY® FMR® Diversified Mid Cap Portfolio*

Investment Adviser:  Directed Services LLC

Subadviser:  Fidelity Management & Research Company

*  FMR is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Franklin Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.

Equi-Select – EQUI                                                                          B-5

Fund Name Investment Adviser/Subadviser	Investment Objective
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Directed Services LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.

Equi-Select – EQUI                                                                          B-6

Fund Name Investment Adviser/Subadviser	Investment Objective
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by Voya Investment Management Co. LLC and Voya Investments, LLC in connection with the Voya Hang Seng Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (1) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (2) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (3) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (1) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY VOYA INVESTMENT MANAGEMENT CO. LLC AND VOYA INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (2) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (3) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (4) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

Equi-Select – EQUI                                                                          B-7

APPENDIX C

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

Equi-Select – EQUI                                                                          C-1

PART B

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

VOYA EQUI-SELECT

Individual Flexible Premium Deferred Variable Annuity Contract

Issued by

SEPARATE ACCOUNT EQ

of

VOYA INSURANCE AND ANNUITY COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Voya Insurance and Annuity Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Voya Insurance and Annuity Company, Customer Service, P.O. Box 9271 Des Moines, Iowa  50306-9271 or telephone (800) 366-0066, or access the Security and Exchange Commission’s (“SEC”) website (www.sec.gov).

DATE OF PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

Item                                                                                                                                       Page

2

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Separate Account EQ of Voya Insurance and Annuity Company

Separate Account EQ is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments to accounts under the Contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the Contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

Voya Insurance and Annuity Company acts as its own custodian for Separate Account EQ.

Experts

The statements of assets and liabilities of Separate Account EQ as of December 31, 2015, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

3

Distribution of Contracts

The offering of Contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of Voya Insurance and Annuity Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by Voya Insurance and Annuity Company. The Contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC. For the years ended 2015, 2014 and 2013 commissions paid by Voya Insurance and Annuity Company, including amounts paid by its affiliated Companies, ReliaStar Life Insurance Company of New York and Voya Retirement Insurance and Annuity Company, to Directed Services LLC aggregated $229,683,388, $244,889,657 and $242,125,652, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the Contracts. Directed Services LLC is located at One Orange Way, Windsor, Connecticut 06095.

Under a management services agreement, last amended in 1995, Voya Insurance and Annuity Company provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Voya Insurance and Annuity Company charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Voya Insurance and Annuity Company’s employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. However effective January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas Voya Insurance and Annuity Company now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was $115,451,517, $139,918,729 and $147,389,859 for the years ended 2015, 2014 and 2013, respectively.

Published Ratings

From time to time, the rating of Voya Insurance and Annuity Company as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI.

ILLUSTRATION OF CALCULATION OF AUV

EXAMPLE 1

(1)     AUV, beginning of period                                                          $10.00

(2)     Value of securities, beginning of period                                  $10.00

(3)     Change in value of securities                                                    $0.10

(4)     Gross investment return (3) divided by (2)                             0.01

(5)     Less daily mortality and expense charge                                0.00004280

(6)     Less asset based administrative charge                                  0.00000411

(7)     Net investment return (4) minus (5) minus (6)                       0.009953092

(8)     Net investment factor (1.000000) plus (7)                             1.009953092

(9)     AUV, end of period (1) multiplied by (8)                                $10.09953092

4

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2

(1)     Initial premium payment                                                                                           $1,000

(2)     AUV on effective date of purchase (see EXAMPLE 1)                                     $10.00

(3)     Number of units purchased (1) divided by (2)                                                       100

(4)     AUV for valuation date following purchase (see EXAMPLE 1)                       $10.09953092

(5)     Contract value in account for valuation
 date following purchase (3) multiplied by (4)                                                      $1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Voya Government Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the investment portfolios.

Current yield for the Voya Government Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given seven-day period, less expenses accrued, and then “annualized” (i.e., assuming that the seven-day yield would be received for 52 weeks). We calculate “effective yield” for the Voya Government Liquid Assets Portfolio subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period. You should be aware that there is no guarantee that the Voya Government Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to:  (1) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (3) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

5

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

6

FINANCIAL STATEMENTS
Voya Insurance and Annuity Company
Separate Account EQ
Year Ended December 31, 2015
with Report of Independent Registered Public Accounting Firm

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VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Financial Statements
Year Ended December 31, 2015

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Voya Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2015, of Voya Insurance and Annuity Company Separate Account EQ (the “Account”), and the related statements of operations for the year or period ended, and the statements of changes in net assets for the years or periods ended December 31, 2015 and 2014. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Voya Insurance and Annuity Company Separate Account EQ at December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2015 and 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 14, 2016

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class B	QS Legg Mason Variable Conservative Growth	QS Legg Mason Variable Growth	QS Legg Mason Variable Moderate Growth
Assets
Investments in mutual funds
at fair value	$630	$130	$7,732	$4,819	$7,000
Total assets	630	130	7,732	4,819	7,000
Total net assets	$630	$130	$7,732	$4,819	$7,000

Total number of mutual fund shares	48,345	8,186	549,514	341,268	501,798

Cost of mutual fund shares	$699	$125	$6,346	$4,356	$5,388

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Western Asset Core Plus VIT Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class A	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$2,834	$5,119	$24	$1,444	$2,247
Total assets	2,834	5,119	24	1,444	2,247
Total net assets	$2,834	$5,119	$24	$1,444	$2,247

Total number of mutual fund shares	507,938	411,471	2,401	154,729	123,922

Cost of mutual fund shares	$2,877	$5,244	$25	$1,607	$1,867

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$16,261	$2,702	$1,832	$9,248	$98
Total assets	16,261	2,702	1,832	9,248	98
Total net assets	$16,261	$2,702	$1,832	$9,248	$98

Total number of mutual fund shares	862,671	245,651	180,511	9,247,584	6,782

Cost of mutual fund shares	$15,988	$2,877	$1,877	$9,248	$104

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$501	$3,411	$2,042	$1,941	$386
Total assets	501	3,411	2,042	1,941	386
Total net assets	$501	$3,411	$2,042	$1,941	$386

Total number of mutual fund shares	56,885	259,608	160,017	168,917	42,309

Cost of mutual fund shares	$535	$2,591	$1,706	$1,825	$435

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$89	$1,722	$8,035	$1,284	$10,238
Total assets	89	1,722	8,035	1,284	10,238
Total net assets	$89	$1,722	$8,035	$1,284	$10,238

Total number of mutual fund shares	7,594	48,358	532,455	126,613	396,655

Cost of mutual fund shares	$63	$900	$7,927	$1,378	$9,530

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,163	$507	$548	$16,136	$2,940
Total assets	1,163	507	548	16,136	2,940
Total net assets	$1,163	$507	$548	$16,136	$2,940

Total number of mutual fund shares	86,390	28,987	34,210	617,517	222,402

Cost of mutual fund shares	$1,488	$507	$579	$14,364	$2,685

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$111	$1,180	$227	$413	$240
Total assets	111	1,180	227	413	240
Total net assets	$111	$1,180	$227	$413	$240

Total number of mutual fund shares	8,743	87,261	19,984	14,998	10,790

Cost of mutual fund shares	$112	$1,104	$236	$367	$224

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$188	$310	$29,165	$716	$201
Total assets	188	310	29,165	716	201
Total net assets	$188	$310	$29,165	$716	$201

Total number of mutual fund shares	11,697	20,430	708,922	17,642	10,649

Cost of mutual fund shares	$77	$314	$33,386	$788	$211

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$378	$367	$3,315	$1,392	$7,992
Total assets	378	367	3,315	1,392	7,992
Total net assets	$378	$367	$3,315	$1,392	$7,992

Total number of mutual fund shares	21,752	4,380	298,069	50,060	284,119

Cost of mutual fund shares	$330	$372	$2,930	$1,252	$7,030

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S	Voya Global Value Advantage Portfolio - Class T
Assets
Investments in mutual funds
at fair value	$2,502	$62	$41	$740	$118
Total assets	2,502	62	41	740	118
Total net assets	$2,502	$62	$41	$740	$118

Total number of mutual fund shares	89,919	6,478	4,334	82,861	13,415

Cost of mutual fund shares	$2,089	$70	$51	$788	$126

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$57	$262	$302	$298	$1,738
Total assets	57	262	302	298	1,738
Total net assets	$57	$262	$302	$298	$1,738

Total number of mutual fund shares	4,303	11,825	14,758	13,702	196,801

Cost of mutual fund shares	$65	$182	$269	$205	$1,896

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$122	$9	$409	$29,815	$9,386
Total assets	122	9	409	29,815	9,386
Total net assets	$122	$9	$409	$29,815	$9,386

Total number of mutual fund shares	13,630	836	15,867	1,877,547	500,056

Cost of mutual fund shares	$117	$8	$341	$15,606	$9,656

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$240	$10,979	$448	$753	$151
Total assets	240	10,979	448	753	151
Total net assets	$240	$10,979	$448	$753	$151

Total number of mutual fund shares	12,837	409,509	29,477	53,307	7,796

Cost of mutual fund shares	$223	$5,148	$452	$776	$168

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$177	$21,171
Total assets	177	21,171
Total net assets	$177	$21,171

Total number of mutual fund shares	16,837	1,715,641

Cost of mutual fund shares	$180	$18,777

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class B	Fidelity® VIP Equity-Income Portfolio - Service Class 2	ClearBridge Variable Large Cap Value Portfolio - Class I	QS Legg Mason Variable Conservative Growth
Net investment income (loss)
Investment income:
Dividends	$7	$1	$—	$5	$162
Expenses:
Mortality and expense risks and other charges	9	2	1	94	118
Total expenses	9	2	1	94	118
Net investment income (loss)	(2)	(1)	(1)	(89)	44

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(1)	5	1,823	212
Capital gains distributions	39	10	5	65	—
Total realized gain (loss) on investments
and capital gains distributions	44	9	10	1,888	212
Net unrealized appreciation
(depreciation) of investments	(52)	(19)	(10)	(1,714)	(455)
Net realized and unrealized gain (loss)
on investments	(8)	(10)	—	174	(243)
Net increase (decrease) in net assets
resulting from operations	$(10)	$(11)	$(1)	$85	$(199)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	QS Legg Mason Variable Growth	QS Legg Mason Variable Moderate Growth	Western Asset Core Plus VIT Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$69	$127	$43	$170	$—
Expenses:
Mortality and expense risks and other charges	75	107	39	78	—
Total expenses	75	107	39	78	—
Net investment income (loss)	(6)	20	4	92	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	311	349	80	17	—
Capital gains distributions	562	—	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	873	349	80	17	1
Net unrealized appreciation
(depreciation) of investments	(1,045)	(600)	(90)	(166)	(2)
Net realized and unrealized gain (loss)
on investments	(172)	(251)	(10)	(149)	(1)
Net increase (decrease) in net assets
resulting from operations	$(178)	$(231)	$(6)	$(57)	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2	$13	$98	$—	$61
Expenses:
Mortality and expense risks and other charges	—	2	24	33	239
Total expenses	—	2	24	33	239
Net investment income (loss)	2	11	74	(33)	(178)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(18)	95	(8)	152	133
Capital gains distributions	—	—	—	230	1,655
Total realized gain (loss) on investments
and capital gains distributions	(18)	95	(8)	382	1,788
Net unrealized appreciation
(depreciation) of investments	12	(141)	(112)	(250)	(825)
Net realized and unrealized gain (loss)
on investments	(6)	(46)	(120)	132	963
Net increase (decrease) in net assets
resulting from operations	$(4)	$(35)	$(46)	$99	$785
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$47	$18	$—	$1	$7
Expenses:
Mortality and expense risks and other charges	39	28	141	2	7
Total expenses	39	28	141	2	7
Net investment income (loss)	8	(10)	(141)	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	55	(13)	—	7	—
Capital gains distributions	143	—	1	8	18
Total realized gain (loss) on investments
and capital gains distributions	198	(13)	1	15	18
Net unrealized appreciation
(depreciation) of investments	(384)	6	—	(16)	(28)
Net realized and unrealized gain (loss)
on investments	(186)	(7)	1	(1)	(10)
Net increase (decrease) in net assets
resulting from operations	$(178)	$(17)	$(140)	$(2)	$(10)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$66	$38	$17	$6	$3
Expenses:
Mortality and expense risks and other charges	57	34	29	6	1
Total expenses	57	34	29	6	1
Net investment income (loss)	9	4	(12)	—	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	319	197	55	(22)	5
Capital gains distributions	—	65	146	—	—
Total realized gain (loss) on investments
and capital gains distributions	319	262	201	(22)	5
Net unrealized appreciation
(depreciation) of investments	(453)	(332)	(248)	7	(10)
Net realized and unrealized gain (loss)
on investments	(134)	(70)	(47)	(15)	(5)
Net increase (decrease) in net assets
resulting from operations	$(125)	$(66)	$(59)	$(15)	$(3)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Mutual Shares Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$24	$1	$14	$66	$20
Expenses:
Mortality and expense risks and other charges	25	—	124	20	2
Total expenses	25	—	124	20	2
Net investment income (loss)	(1)	1	(110)	46	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	117	1	161	20	(40)
Capital gains distributions	—	5	1,512	—	105
Total realized gain (loss) on investments
and capital gains distributions	117	6	1,673	20	65
Net unrealized appreciation
(depreciation) of investments	(88)	(6)	(1,800)	(176)	(78)
Net realized and unrealized gain (loss)
on investments	29	—	(127)	(156)	(13)
Net increase (decrease) in net assets
resulting from operations	$28	$1	$(237)	$(110)	$5

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$17	$360	$17	$1	$10
Expenses:
Mortality and expense risks and other charges	3	159	21	8	8
Total expenses	3	159	21	8	8
Net investment income (loss)	14	201	(4)	(7)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	199	(18)	38	8
Capital gains distributions	32	1,531	95	62	63
Total realized gain (loss) on investments
and capital gains distributions	23	1,730	77	100	71
Net unrealized appreciation
(depreciation) of investments	(38)	(2,393)	(328)	(118)	(45)
Net realized and unrealized gain (loss)
on investments	(15)	(663)	(251)	(18)	26
Net increase (decrease) in net assets
resulting from operations	$(1)	$(462)	$(255)	$(25)	$28

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$206	$66	$1	$35	$—
Expenses:
Mortality and expense risks and other charges	229	46	1	18	1
Total expenses	229	46	1	18	1
Net investment income (loss)	(23)	20	—	17	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	218	29	2	(1)	(1)
Capital gains distributions	2,072	389	—	38	—
Total realized gain (loss) on investments
and capital gains distributions	2,290	418	2	37	(1)
Net unrealized appreciation
(depreciation) of investments	(1,662)	(707)	(8)	(170)	(9)
Net realized and unrealized gain (loss)
on investments	628	(289)	(6)	(133)	(10)
Net increase (decrease) in net assets
resulting from operations	$605	$(269)	$(6)	$(116)	$(11)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$2	$1	$8	$616
Expenses:
Mortality and expense risks and other charges	6	3	3	6	449
Total expenses	6	3	3	6	449
Net investment income (loss)	(5)	(1)	(2)	2	167

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	52	34	7	49	(220)
Capital gains distributions	32	27	—	—	2,458
Total realized gain (loss) on investments
and capital gains distributions	84	61	7	49	2,238
Net unrealized appreciation
(depreciation) of investments	(102)	(55)	(13)	(79)	(3,532)
Net realized and unrealized gain (loss)
on investments	(18)	6	(6)	(30)	(1,294)
Net increase (decrease) in net assets
resulting from operations	$(23)	$5	$(8)	$(28)	$(1,127)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$14	$1	$5	$—	$132
Expenses:
Mortality and expense risks and other charges	10	3	5	4	52
Total expenses	10	3	5	4	52
Net investment income (loss)	4	(2)	—	(4)	80

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	4	2	28	120
Capital gains distributions	58	32	29	45	—
Total realized gain (loss) on investments
and capital gains distributions	62	36	31	73	120
Net unrealized appreciation
(depreciation) of investments	(93)	(44)	(28)	(43)	(362)
Net realized and unrealized gain (loss)
on investments	(31)	(8)	3	30	(242)
Net increase (decrease) in net assets
resulting from operations	$(27)	$(10)	$3	$26	$(162)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$23	$169	$46	$2	$3
Expenses:
Mortality and expense risks and other charges	21	123	39	1	1
Total expenses	21	123	39	1	1
Net investment income (loss)	2	46	7	1	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	49	244	160	—	—
Capital gains distributions	68	387	123	—	1
Total realized gain (loss) on investments
and capital gains distributions	117	631	283	—	1
Net unrealized appreciation
(depreciation) of investments	(167)	(902)	(367)	(5)	(7)
Net realized and unrealized gain (loss)
on investments	(50)	(271)	(84)	(5)	(6)
Net increase (decrease) in net assets
resulting from operations	$(48)	$(225)	$(77)	$(4)	$(4)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Global Value Advantage Portfolio - Class S	Voya Global Value Advantage Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$4	$1	$2	$4	$2
Expenses:
Mortality and expense risks and other charges	10	1	1	4	4
Total expenses	10	1	1	4	4
Net investment income (loss)	(6)	—	1	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	—	1	13	12
Capital gains distributions	—	—	—	—	44
Total realized gain (loss) on investments
and capital gains distributions	5	—	1	13	56
Net unrealized appreciation
(depreciation) of investments	(54)	(8)	(8)	(15)	(63)
Net realized and unrealized gain (loss)
on investments	(49)	(8)	(7)	(2)	(7)
Net increase (decrease) in net assets
resulting from operations	$(55)	$(8)	$(6)	$(2)	$(9)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$2	$51	$4	$—	$4
Expenses:
Mortality and expense risks and other charges	5	27	2	—	5
Total expenses	5	27	2	—	5
Net investment income (loss)	(3)	24	2	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	(2)	4	3	16
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	35	(2)	4	3	16
Net unrealized appreciation
(depreciation) of investments	(47)	(65)	(9)	2	7
Net realized and unrealized gain (loss)
on investments	(12)	(67)	(5)	5	23
Net increase (decrease) in net assets
resulting from operations	$(15)	$(43)	$(3)	$5	$22

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$450	$—	$3	$78	$5
Expenses:
Mortality and expense risks and other charges	443	52	3	171	7
Total expenses	443	52	3	171	7
Net investment income (loss)	7	(52)	—	(93)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,239	(22)	11	1,033	29
Capital gains distributions	—	—	3	—	38
Total realized gain (loss) on investments
and capital gains distributions	2,239	(22)	14	1,033	67
Net unrealized appreciation
(depreciation) of investments	(2,119)	(270)	(24)	(1,160)	(88)
Net realized and unrealized gain (loss)
on investments	120	(292)	(10)	(127)	(21)
Net increase (decrease) in net assets
resulting from operations	$127	$(344)	$(10)	$(220)	$(23)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$7	$—	$4	$—	$—
Expenses:
Mortality and expense risks and other charges	11	2	3	322	—
Total expenses	11	2	3	322	—
Net investment income (loss)	(4)	(2)	1	(322)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	15	(2)	877	2
Capital gains distributions	69	27	—	3,361	—
Total realized gain (loss) on investments
and capital gains distributions	96	42	(2)	4,238	2
Net unrealized appreciation
(depreciation) of investments	(139)	(40)	(2)	(4,123)	(3)
Net realized and unrealized gain (loss)
on investments	(43)	2	(4)	115	(1)
Net increase (decrease) in net assets
resulting from operations	$(47)	$—	$(3)	$(207)	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class B	Fidelity® VIP Equity-Income Portfolio - Service Class 2	ClearBridge Variable Large Cap Value Portfolio - Class I
Net assets at January 1, 2014	$791	$161	$90	$11,216

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(1)	1	41
Total realized gain (loss) on investments
and capital gains distributions	85	19	1	1,006
Net unrealized appreciation (depreciation)
of investments	(86)	(15)	4	41
Net increase (decrease) in net assets resulting from
operations	4	3	6	1,088
Changes from principal transactions:
Premiums	7	—	—	17
Death benefits	(26)	—	—	(97)
Surrenders and withdrawals	(94)	(10)	(32)	(1,064)
Contract charges	—	—	—	(3)
Cost of insurance and administrative charges	(1)	—	—	(10)
Transfers between Divisions
(including fixed account), net	31	—	—	56
Increase (decrease) in net assets derived from
principal transactions	(83)	(10)	(32)	(1,101)
Total increase (decrease) in net assets	(79)	(7)	(26)	(13)
Net assets at December 31, 2014	712	154	64	11,203

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	(1)	(89)
Total realized gain (loss) on investments
and capital gains distributions	44	9	10	1,888
Net unrealized appreciation (depreciation)
of investments	(52)	(19)	(10)	(1,714)
Net increase (decrease) in net assets resulting from
operations	(10)	(11)	(1)	85
Changes from principal transactions:
Premiums	7	—	—	6
Death benefits	(34)	—	—	(152)
Surrenders and withdrawals	(74)	(12)	(6)	(800)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	(1)	—	—	(6)
Transfers between Divisions
(including fixed account), net	30	(1)	(57)	(10,336)
Increase (decrease) in net assets derived from
principal transactions	(72)	(13)	(63)	(11,288)
Total increase (decrease) in net assets	(82)	(24)	(64)	(11,203)
Net assets at December 31, 2015	$630	$130	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	QS Legg Mason Variable Conservative Growth	QS Legg Mason Variable Growth	QS Legg Mason Variable Moderate Growth	Western Asset Core Plus VIT Portfolio - Class I
Net assets at January 1, 2014	$9,266	$6,038	$8,647	$3,200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	98	17	37	170
Total realized gain (loss) on investments
and capital gains distributions	151	518	570	168
Net unrealized appreciation (depreciation)
of investments	59	(352)	(323)	(379)
Net increase (decrease) in net assets resulting from
operations	308	183	284	(41)
Changes from principal transactions:
Premiums	6	8	11	4
Death benefits	(104)	(172)	(47)	(10)
Surrenders and withdrawals	(587)	(418)	(860)	(373)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	(7)	(8)	(9)	(3)
Transfers between Divisions
(including fixed account), net	16	(54)	(63)	23
Increase (decrease) in net assets derived from
principal transactions	(676)	(644)	(968)	(359)
Total increase (decrease) in net assets	(368)	(461)	(684)	(400)
Net assets at December 31, 2014	8,898	5,577	7,963	2,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(6)	20	4
Total realized gain (loss) on investments
and capital gains distributions	212	873	349	80
Net unrealized appreciation (depreciation)
of investments	(455)	(1,045)	(600)	(90)
Net increase (decrease) in net assets resulting from
operations	(199)	(178)	(231)	(6)
Changes from principal transactions:
Premiums	5	7	52	2
Death benefits	(263)	(65)	(235)	(64)
Surrenders and withdrawals	(686)	(518)	(602)	(100)
Contract charges	(1)	(1)	(1)	—
Cost of insurance and administrative charges	(6)	(7)	(9)	(2)
Transfers between Divisions
(including fixed account), net	(16)	4	63	204
Increase (decrease) in net assets derived from
principal transactions	(967)	(580)	(732)	40
Total increase (decrease) in net assets	(1,166)	(758)	(963)	34
Net assets at December 31, 2015	$7,732	$4,819	$7,000	$2,834

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Service Class
Net assets at January 1, 2014	$1,507	$—	$181	$1,563

Increase (decrease) in net assets
Operations:
Net investment income (loss)	113	—	(1)	(6)
Total realized gain (loss) on investments
and capital gains distributions	28	1	2	(7)
Net unrealized appreciation (depreciation)
of investments	77	1	(22)	(145)
Net increase (decrease) in net assets resulting from
operations	218	2	(21)	(158)
Changes from principal transactions:
Premiums	36	—	6	1
Death benefits	(8)	—	(3)	(26)
Surrenders and withdrawals	(695)	(1)	(33)	(217)
Contract charges	(1)	—	—	(1)
Cost of insurance and administrative charges	(4)	—	—	(1)
Transfers between Divisions
(including fixed account), net	4,903	17	14	(24)
Increase (decrease) in net assets derived from
principal transactions	4,231	16	(16)	(268)
Total increase (decrease) in net assets	4,449	18	(37)	(426)
Net assets at December 31, 2014	5,956	18	144	1,137

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	—	2	11
Total realized gain (loss) on investments
and capital gains distributions	17	1	(18)	95
Net unrealized appreciation (depreciation)
of investments	(166)	(2)	12	(141)
Net increase (decrease) in net assets resulting from
operations	(57)	(1)	(4)	(35)
Changes from principal transactions:
Premiums	135	—	3	—
Death benefits	(93)	—	—	—
Surrenders and withdrawals	(1,046)	—	(7)	(21)
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	(5)	—	—	—
Transfers between Divisions
(including fixed account), net	230	7	(136)	(1,081)
Increase (decrease) in net assets derived from
principal transactions	(780)	7	(140)	(1,102)
Total increase (decrease) in net assets	(837)	6	(144)	(1,137)
Net assets at December 31, 2015	$5,119	$24	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Service Class
Net assets at January 1, 2014	$1,968	$2,516	$1,135	$2,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	89	(32)	(116)	15
Total realized gain (loss) on investments
and capital gains distributions	20	294	223	204
Net unrealized appreciation (depreciation)
of investments	(112)	(7)	968	(65)
Net increase (decrease) in net assets resulting from
operations	(3)	255	1,075	154
Changes from principal transactions:
Premiums	25	13	17	67
Death benefits	(36)	(1)	(76)	(2)
Surrenders and withdrawals	(331)	(289)	(1,306)	(336)
Contract charges	—	(1)	(1)	(1)
Cost of insurance and administrative charges	(1)	(2)	(10)	(2)
Transfers between Divisions
(including fixed account), net	206	(26)	16,632	729
Increase (decrease) in net assets derived from
principal transactions	(137)	(306)	15,256	455
Total increase (decrease) in net assets	(140)	(51)	16,331	609
Net assets at December 31, 2014	1,828	2,465	17,466	2,875

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	(33)	(178)	8
Total realized gain (loss) on investments
and capital gains distributions	(8)	382	1,788	198
Net unrealized appreciation (depreciation)
of investments	(112)	(250)	(825)	(384)
Net increase (decrease) in net assets resulting from
operations	(46)	99	785	(178)
Changes from principal transactions:
Premiums	128	24	27	25
Death benefits	(162)	(10)	(101)	(5)
Surrenders and withdrawals	(265)	(411)	(1,699)	(301)
Contract charges	—	(1)	(4)	(1)
Cost of insurance and administrative charges	(1)	(2)	(19)	(3)
Transfers between Divisions
(including fixed account), net	(38)	83	(194)	290
Increase (decrease) in net assets derived from
principal transactions	(338)	(317)	(1,990)	5
Total increase (decrease) in net assets	(384)	(218)	(1,205)	(173)
Net assets at December 31, 2015	$1,444	$2,247	$16,261	$2,702
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Net assets at January 1, 2014	$2,394	$11,956	$46	$532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	(172)	—	9
Total realized gain (loss) on investments
and capital gains distributions	(13)	2	4	27
Net unrealized appreciation (depreciation)
of investments	14	—	4	(11)
Net increase (decrease) in net assets resulting from
operations	(16)	(170)	8	25
Changes from principal transactions:
Premiums	3	125	—	—
Death benefits	(52)	(141)	—	—
Surrenders and withdrawals	(214)	(2,982)	(1)	(163)
Contract charges	—	(13)	—	—
Cost of insurance and administrative charges	(2)	(15)	—	—
Transfers between Divisions
(including fixed account), net	4	2,656	13	170
Increase (decrease) in net assets derived from
principal transactions	(261)	(370)	12	7
Total increase (decrease) in net assets	(277)	(540)	20	32
Net assets at December 31, 2014	2,117	11,416	66	564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(141)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	(13)	1	15	18
Net unrealized appreciation (depreciation)
of investments	6	—	(16)	(28)
Net increase (decrease) in net assets resulting from
operations	(17)	(140)	(2)	(10)
Changes from principal transactions:
Premiums	6	207	—	1
Death benefits	(10)	(292)	—	—
Surrenders and withdrawals	(235)	(2,228)	(10)	(84)
Contract charges	—	(2)	—	—
Cost of insurance and administrative charges	(2)	(12)	—	—
Transfers between Divisions
(including fixed account), net	(27)	299	44	30
Increase (decrease) in net assets derived from
principal transactions	(268)	(2,028)	34	(53)
Total increase (decrease) in net assets	(285)	(2,168)	32	(63)
Net assets at December 31, 2015	$1,832	$9,248	$98	$501

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net assets at January 1, 2014	$5,074	$2,881	$2,278	$532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	7	32	—
Total realized gain (loss) on investments
and capital gains distributions	323	106	65	(17)
Net unrealized appreciation (depreciation)
of investments	(151)	1	(15)	24
Net increase (decrease) in net assets resulting from
operations	182	114	82	7
Changes from principal transactions:
Premiums	92	10	8	9
Death benefits	(15)	—	(2)	—
Surrenders and withdrawals	(994)	(334)	(226)	(53)
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	(5)	(2)	(1)	—
Transfers between Divisions
(including fixed account), net	84	33	10	—
Increase (decrease) in net assets derived from
principal transactions	(839)	(293)	(211)	(44)
Total increase (decrease) in net assets	(657)	(179)	(129)	(37)
Net assets at December 31, 2014	4,417	2,702	2,149	495

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	4	(12)	—
Total realized gain (loss) on investments
and capital gains distributions	319	262	201	(22)
Net unrealized appreciation (depreciation)
of investments	(453)	(332)	(248)	7
Net increase (decrease) in net assets resulting from
operations	(125)	(66)	(59)	(15)
Changes from principal transactions:
Premiums	55	8	6	11
Death benefits	(4)	—	—	(8)
Surrenders and withdrawals	(675)	(636)	(229)	(99)
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	(4)	(2)	(1)	—
Transfers between Divisions
(including fixed account), net	(252)	36	75	2
Increase (decrease) in net assets derived from
principal transactions	(881)	(594)	(149)	(94)
Total increase (decrease) in net assets	(1,006)	(660)	(208)	(109)
Net assets at December 31, 2015	$3,411	$2,042	$1,941	$386

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class
Net assets at January 1, 2014	$105	$1,762	$64	$9,961

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	(110)
Total realized gain (loss) on investments
and capital gains distributions	8	120	4	1,920
Net unrealized appreciation (depreciation)
of investments	4	344	(4)	(1,406)
Net increase (decrease) in net assets resulting from
operations	12	463	—	404
Changes from principal transactions:
Premiums	—	1	—	189
Death benefits	—	(9)	—	(35)
Surrenders and withdrawals	(15)	(273)	(11)	(1,195)
Contract charges	—	(1)	—	(2)
Cost of insurance and administrative charges	—	(2)	—	(10)
Transfers between Divisions
(including fixed account), net	—	(14)	(8)	(333)
Increase (decrease) in net assets derived from
principal transactions	(15)	(298)	(19)	(1,386)
Total increase (decrease) in net assets	(3)	165	(19)	(982)
Net assets at December 31, 2014	102	1,927	45	8,979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	1	(110)
Total realized gain (loss) on investments
and capital gains distributions	5	117	6	1,673
Net unrealized appreciation (depreciation)
of investments	(10)	(88)	(6)	(1,800)
Net increase (decrease) in net assets resulting from
operations	(3)	28	1	(237)
Changes from principal transactions:
Premiums	—	1	—	219
Death benefits	(4)	(4)	—	(9)
Surrenders and withdrawals	(5)	(224)	—	(867)
Contract charges	—	—	—	(2)
Cost of insurance and administrative charges	—	(2)	—	(9)
Transfers between Divisions
(including fixed account), net	(1)	(4)	(46)	(39)
Increase (decrease) in net assets derived from
principal transactions	(10)	(233)	(46)	(707)
Total increase (decrease) in net assets	(13)	(205)	(45)	(944)
Net assets at December 31, 2015	$89	$1,722	$—	$8,035

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2014	$1,289	$261	$427	$12,490

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	(1)	3	(30)
Total realized gain (loss) on investments
and capital gains distributions	24	8	47	1,090
Net unrealized appreciation (depreciation)
of investments	(12)	8	(49)	(50)
Net increase (decrease) in net assets resulting from
operations	49	15	1	1,010
Changes from principal transactions:
Premiums	21	1	20	190
Death benefits	—	—	(1)	(59)
Surrenders and withdrawals	(189)	(10)	(39)	(1,436)
Contract charges	—	—	—	(3)
Cost of insurance and administrative charges	(1)	—	—	(13)
Transfers between Divisions
(including fixed account), net	326	(2)	(53)	(56)
Increase (decrease) in net assets derived from
principal transactions	157	(11)	(73)	(1,377)
Total increase (decrease) in net assets	206	4	(72)	(367)
Net assets at December 31, 2014	1,495	265	355	12,123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	18	14	201
Total realized gain (loss) on investments
and capital gains distributions	20	65	23	1,730
Net unrealized appreciation (depreciation)
of investments	(176)	(78)	(38)	(2,393)
Net increase (decrease) in net assets resulting from
operations	(110)	5	(1)	(462)
Changes from principal transactions:
Premiums	25	—	9	211
Death benefits	(4)	—	(2)	(118)
Surrenders and withdrawals	(145)	(33)	(87)	(1,455)
Contract charges	—	—	—	(2)
Cost of insurance and administrative charges	(1)	—	—	(12)
Transfers between Divisions
(including fixed account), net	24	(237)	(274)	(47)
Increase (decrease) in net assets derived from
principal transactions	(101)	(270)	(354)	(1,423)
Total increase (decrease) in net assets	(211)	(265)	(355)	(1,885)
Net assets at December 31, 2015	$1,284	$—	$—	$10,238

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2014	$1,920	$595	$614	$17,085

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(6)	2	(22)
Total realized gain (loss) on investments
and capital gains distributions	123	119	59	1,699
Net unrealized appreciation (depreciation)
of investments	(120)	(79)	(45)	(3)
Net increase (decrease) in net assets resulting from
operations	(6)	34	16	1,674
Changes from principal transactions:
Premiums	31	24	9	252
Death benefits	(10)	—	(1)	(80)
Surrenders and withdrawals	(252)	(120)	(65)	(2,522)
Contract charges	(1)	(1)	—	(4)
Cost of insurance and administrative charges	(2)	—	(1)	(14)
Transfers between Divisions
(including fixed account), net	(61)	(2)	8	131
Increase (decrease) in net assets derived from
principal transactions	(295)	(99)	(50)	(2,237)
Total increase (decrease) in net assets	(301)	(65)	(34)	(563)
Net assets at December 31, 2014	1,619	530	580	16,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(7)	2	(23)
Total realized gain (loss) on investments
and capital gains distributions	77	100	71	2,290
Net unrealized appreciation (depreciation)
of investments	(328)	(118)	(45)	(1,662)
Net increase (decrease) in net assets resulting from
operations	(255)	(25)	28	605
Changes from principal transactions:
Premiums	24	16	16	217
Death benefits	(1)	—	—	(98)
Surrenders and withdrawals	(172)	(87)	(73)	(1,662)
Contract charges	—	—	—	(3)
Cost of insurance and administrative charges	(1)	—	—	(13)
Transfers between Divisions
(including fixed account), net	(51)	73	(3)	568
Increase (decrease) in net assets derived from
principal transactions	(201)	2	(60)	(991)
Total increase (decrease) in net assets	(456)	(23)	(32)	(386)
Net assets at December 31, 2015	$1,163	$507	$548	$16,136

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net assets at January 1, 2014	$3,741	$83	$1,480	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	—	(4)	—
Total realized gain (loss) on investments
and capital gains distributions	268	3	33	—
Net unrealized appreciation (depreciation)
of investments	(74)	(6)	(85)	—
Net increase (decrease) in net assets resulting from
operations	210	(3)	(56)	—
Changes from principal transactions:
Premiums	74	—	51	—
Death benefits	(3)	—	(13)	—
Surrenders and withdrawals	(322)	(18)	(182)	—
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	(2)	—	(1)	—
Transfers between Divisions
(including fixed account), net	(59)	16	61	—
Increase (decrease) in net assets derived from
principal transactions	(313)	(2)	(84)	—
Total increase (decrease) in net assets	(103)	(5)	(140)	—
Net assets at December 31, 2014	3,638	78	1,340	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	—	17	(1)
Total realized gain (loss) on investments
and capital gains distributions	418	2	37	(1)
Net unrealized appreciation (depreciation)
of investments	(707)	(8)	(170)	(9)
Net increase (decrease) in net assets resulting from
operations	(269)	(6)	(116)	(11)
Changes from principal transactions:
Premiums	71	7	62	10
Death benefits	(52)	—	—	—
Surrenders and withdrawals	(345)	(8)	(83)	(42)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	(2)	—	(1)	—
Transfers between Divisions
(including fixed account), net	(101)	40	(22)	270
Increase (decrease) in net assets derived from
principal transactions	(429)	39	(44)	238
Total increase (decrease) in net assets	(698)	33	(160)	227
Net assets at December 31, 2015	$2,940	$111	$1,180	$227

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Net assets at January 1, 2014	$589	$215	$223	$362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(1)	(3)	3
Total realized gain (loss) on investments
and capital gains distributions	51	45	16	71
Net unrealized appreciation (depreciation)
of investments	(29)	(19)	(7)	(46)
Net increase (decrease) in net assets resulting from
operations	14	25	6	28
Changes from principal transactions:
Premiums	4	—	—	1
Death benefits	—	—	—	—
Surrenders and withdrawals	(54)	(34)	(23)	(77)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(37)	27	(1)	136
Increase (decrease) in net assets derived from
principal transactions	(87)	(7)	(24)	60
Total increase (decrease) in net assets	(73)	18	(18)	88
Net assets at December 31, 2014	516	233	205	450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(1)	(2)	2
Total realized gain (loss) on investments
and capital gains distributions	84	61	7	49
Net unrealized appreciation (depreciation)
of investments	(102)	(55)	(13)	(79)
Net increase (decrease) in net assets resulting from
operations	(23)	5	(8)	(28)
Changes from principal transactions:
Premiums	3	—	—	1
Death benefits	(24)	—	—	(1)
Surrenders and withdrawals	(88)	(67)	(9)	(28)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	29	69	—	(84)
Increase (decrease) in net assets derived from
principal transactions	(80)	2	(9)	(112)
Total increase (decrease) in net assets	(103)	7	(17)	(140)
Net assets at December 31, 2015	$413	$240	$188	$310

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Service Class
Net assets at January 1, 2014	$355	$—	$225	$312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	255	1	(1)	(2)
Total realized gain (loss) on investments
and capital gains distributions	975	30	32	15
Net unrealized appreciation (depreciation)
of investments	(770)	21	2	(10)
Net increase (decrease) in net assets resulting from
operations	460	52	33	3
Changes from principal transactions:
Premiums	35	715	—	1
Death benefits	(372)	—	—	—
Surrenders and withdrawals	(2,092)	—	(30)	(26)
Contract charges	(2)	—	—	—
Cost of insurance and administrative charges	(15)	—	—	—
Transfers between Divisions
(including fixed account), net	36,049	1	9	3
Increase (decrease) in net assets derived from
principal transactions	33,603	716	(21)	(22)
Total increase (decrease) in net assets	34,063	768	12	(19)
Net assets at December 31, 2014	34,418	768	237	293

Increase (decrease) in net assets
Operations:
Net investment income (loss)	167	4	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	2,238	62	36	31
Net unrealized appreciation (depreciation)
of investments	(3,532)	(93)	(44)	(28)
Net increase (decrease) in net assets resulting from
operations	(1,127)	(27)	(10)	3
Changes from principal transactions:
Premiums	89	(24)	—	4
Death benefits	(383)	—	—	—
Surrenders and withdrawals	(3,589)	—	(4)	(4)
Contract charges	(2)	—	—	—
Cost of insurance and administrative charges	(31)	—	—	—
Transfers between Divisions
(including fixed account), net	(210)	(1)	(22)	82
Increase (decrease) in net assets derived from
principal transactions	(4,126)	(25)	(26)	82
Total increase (decrease) in net assets	(5,253)	(52)	(36)	85
Net assets at December 31, 2015	$29,165	$716	$201	$378

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2014	$255	$4,852	$1,578	$9,557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	35	1	50
Total realized gain (loss) on investments
and capital gains distributions	46	199	242	1,320
Net unrealized appreciation (depreciation)
of investments	(21)	(590)	(115)	(547)
Net increase (decrease) in net assets resulting from
operations	21	(356)	128	823
Changes from principal transactions:
Premiums	5	26	33	2
Death benefits	—	(46)	(4)	(55)
Surrenders and withdrawals	(78)	(585)	(190)	(1,012)
Contract charges	—	(1)	—	—
Cost of insurance and administrative charges	—	(5)	(1)	(10)
Transfers between Divisions
(including fixed account), net	121	(19)	—	(2)
Increase (decrease) in net assets derived from
principal transactions	48	(630)	(162)	(1,077)
Total increase (decrease) in net assets	69	(986)	(34)	(254)
Net assets at December 31, 2014	324	3,866	1,544	9,303

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	80	2	46
Total realized gain (loss) on investments
and capital gains distributions	73	120	117	631
Net unrealized appreciation (depreciation)
of investments	(43)	(362)	(167)	(902)
Net increase (decrease) in net assets resulting from
operations	26	(162)	(48)	(225)
Changes from principal transactions:
Premiums	11	26	42	1
Death benefits	—	(11)	(4)	(34)
Surrenders and withdrawals	(55)	(384)	(138)	(940)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	(4)	(1)	(9)
Transfers between Divisions
(including fixed account), net	61	(16)	(3)	(104)
Increase (decrease) in net assets derived from
principal transactions	17	(389)	(104)	(1,086)
Total increase (decrease) in net assets	43	(551)	(152)	(1,311)
Net assets at December 31, 2015	$367	$3,315	$1,392	$7,992

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S
Net assets at January 1, 2014	$3,196	$62	$46	$65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	1	1	1
Total realized gain (loss) on investments
and capital gains distributions	546	3	4	2
Net unrealized appreciation (depreciation)
of investments	(299)	(12)	(9)	—
Net increase (decrease) in net assets resulting from
operations	254	(8)	(4)	3
Changes from principal transactions:
Premiums	2	1	13	—
Death benefits	(16)	—	—	—
Surrenders and withdrawals	(497)	(1)	(2)	(6)
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	(3)	—	—	—
Transfers between Divisions
(including fixed account), net	(22)	17	(9)	7
Increase (decrease) in net assets derived from
principal transactions	(537)	17	2	1
Total increase (decrease) in net assets	(283)	9	(2)	4
Net assets at December 31, 2014	2,913	71	44	69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	1	2	(6)
Total realized gain (loss) on investments
and capital gains distributions	283	—	1	5
Net unrealized appreciation (depreciation)
of investments	(367)	(5)	(7)	(54)
Net increase (decrease) in net assets resulting from
operations	(77)	(4)	(4)	(55)
Changes from principal transactions:
Premiums	—	1	5	—
Death benefits	(47)	—	(26)	(1)
Surrenders and withdrawals	(238)	(7)	—	(92)
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	(2)	—	—	(1)
Transfers between Divisions
(including fixed account), net	(46)	1	22	820
Increase (decrease) in net assets derived from
principal transactions	(334)	(5)	1	726
Total increase (decrease) in net assets	(411)	(9)	(3)	671
Net assets at December 31, 2015	$2,502	$62	$41	$740

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Global Value Advantage Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S
Net assets at January 1, 2014	$—	$53	$300	$334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	2	12	47
Net unrealized appreciation (depreciation)
of investments	—	(2)	20	(20)
Net increase (decrease) in net assets resulting from
operations	—	—	32	24
Changes from principal transactions:
Premiums	—	3	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	(4)	(36)	(40)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	2	(9)	13
Increase (decrease) in net assets derived from
principal transactions	—	1	(45)	(27)
Total increase (decrease) in net assets	—	1	(13)	(3)
Net assets at December 31, 2014	—	54	287	331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	—	1	13	56
Net unrealized appreciation (depreciation)
of investments	(8)	(8)	(15)	(63)
Net increase (decrease) in net assets resulting from
operations	(8)	(6)	(2)	(9)
Changes from principal transactions:
Premiums	126	4	—	—
Death benefits	—	(23)	—	—
Surrenders and withdrawals	—	—	(6)	(20)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	28	(17)	—
Increase (decrease) in net assets derived from
principal transactions	126	9	(23)	(20)
Total increase (decrease) in net assets	118	3	(25)	(29)
Net assets at December 31, 2015	$118	$57	$262	$302
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A
Net assets at January 1, 2014	$379	$—	$218	$21

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(6)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	18	8	15	—
Net unrealized appreciation (depreciation)
of investments	(1)	(93)	(29)	(2)
Net increase (decrease) in net assets resulting from
operations	13	(91)	(15)	(2)
Changes from principal transactions:
Premiums	—	60	—	(12)
Death benefits	—	(4)	—	—
Surrenders and withdrawals	(42)	(250)	(8)	(1)
Contract charges	—	(1)	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions
(including fixed account), net	19	2,196	(55)	2
Increase (decrease) in net assets derived from
principal transactions	(23)	2,000	(63)	(11)
Total increase (decrease) in net assets	(10)	1,909	(78)	(13)
Net assets at December 31, 2014	369	1,909	140	8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	24	2	—
Total realized gain (loss) on investments
and capital gains distributions	35	(2)	4	3
Net unrealized appreciation (depreciation)
of investments	(47)	(65)	(9)	2
Net increase (decrease) in net assets resulting from
operations	(15)	(43)	(3)	5
Changes from principal transactions:
Premiums	—	(31)	—	(4)
Death benefits	—	—	—	—
Surrenders and withdrawals	(44)	(63)	(15)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions
(including fixed account), net	(12)	(33)	—	—
Increase (decrease) in net assets derived from
principal transactions	(56)	(128)	(15)	(4)
Total increase (decrease) in net assets	(71)	(171)	(18)	1
Net assets at December 31, 2015	$298	$1,738	$122	$9

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net assets at January 1, 2014	$315	$34,351	$—	$116

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(4)	—	—
Total realized gain (loss) on investments
and capital gains distributions	29	2,435	—	4
Net unrealized appreciation (depreciation)
of investments	10	1,023	—	11
Net increase (decrease) in net assets resulting from
operations	38	3,454	—	15
Changes from principal transactions:
Premiums	12	138	—	6
Death benefits	—	(390)	—	—
Surrenders and withdrawals	(78)	(4,013)	—	—
Contract charges	—	(5)	—	—
Cost of insurance and administrative charges	—	(39)	—	—
Transfers between Divisions
(including fixed account), net	53	(78)	—	23
Increase (decrease) in net assets derived from
principal transactions	(13)	(4,387)	—	29
Total increase (decrease) in net assets	25	(933)	—	44
Net assets at December 31, 2014	340	33,418	—	160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	7	(52)	—
Total realized gain (loss) on investments
and capital gains distributions	16	2,239	(22)	14
Net unrealized appreciation (depreciation)
of investments	7	(2,119)	(270)	(24)
Net increase (decrease) in net assets resulting from
operations	22	127	(344)	(10)
Changes from principal transactions:
Premiums	8	117	4	6
Death benefits	—	(248)	(91)	—
Surrenders and withdrawals	(36)	(3,332)	(528)	(29)
Contract charges	—	(2)	—	—
Cost of insurance and administrative charges	—	(35)	(3)	—
Transfers between Divisions
(including fixed account), net	75	(230)	10,348	113
Increase (decrease) in net assets derived from
principal transactions	47	(3,730)	9,730	90
Total increase (decrease) in net assets	69	(3,603)	9,386	80
Net assets at December 31, 2015	$409	$29,815	$9,386	$240

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S
Net assets at January 1, 2014	$13,522	$442	$714	$124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(151)	(2)	(4)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1,268	55	59	16
Net unrealized appreciation (depreciation)
of investments	37	(3)	(31)	(7)
Net increase (decrease) in net assets resulting from
operations	1,154	50	24	7
Changes from principal transactions:
Premiums	74	12	22	4
Death benefits	(145)	—	—	—
Surrenders and withdrawals	(1,831)	(55)	(45)	(2)
Contract charges	(2)	—	—	—
Cost of insurance and administrative charges	(15)	—	—	—
Transfers between Divisions
(including fixed account), net	(120)	22	55	49
Increase (decrease) in net assets derived from
principal transactions	(2,039)	(21)	32	51
Total increase (decrease) in net assets	(885)	29	56	58
Net assets at December 31, 2014	12,637	471	770	182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(93)	(2)	(4)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1,033	67	96	42
Net unrealized appreciation (depreciation)
of investments	(1,160)	(88)	(139)	(40)
Net increase (decrease) in net assets resulting from
operations	(220)	(23)	(47)	—
Changes from principal transactions:
Premiums	50	12	35	4
Death benefits	(188)	—	(25)	(24)
Surrenders and withdrawals	(1,249)	(80)	(48)	(2)
Contract charges	(2)	—	—	—
Cost of insurance and administrative charges	(14)	—	—	—
Transfers between Divisions
(including fixed account), net	(35)	68	68	(9)
Increase (decrease) in net assets derived from
principal transactions	(1,438)	—	30	(31)
Total increase (decrease) in net assets	(1,658)	(23)	(17)	(31)
Net assets at December 31, 2015	$10,979	$448	$753	$151

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2014	$271	$25,146	$9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(256)	—
Total realized gain (loss) on investments
and capital gains distributions	(4)	4,969	1
Net unrealized appreciation (depreciation)
of investments	14	(3,134)	—
Net increase (decrease) in net assets resulting from
operations	10	1,579	1
Changes from principal transactions:
Premiums	2	401	1
Death benefits	(5)	(186)	—
Surrenders and withdrawals	(63)	(2,868)	—
Contract charges	—	(4)	—
Cost of insurance and administrative charges	—	(29)	—
Transfers between Divisions
(including fixed account), net	—	(417)	(1)
Increase (decrease) in net assets derived from
principal transactions	(66)	(3,103)	—
Total increase (decrease) in net assets	(56)	(1,524)	1
Net assets at December 31, 2014	215	23,622	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(322)	—
Total realized gain (loss) on investments
and capital gains distributions	(2)	4,238	2
Net unrealized appreciation (depreciation)
of investments	(2)	(4,123)	(3)
Net increase (decrease) in net assets resulting from
operations	(3)	(207)	(1)
Changes from principal transactions:
Premiums	2	414	—
Death benefits	(1)	(123)	—
Surrenders and withdrawals	(38)	(2,021)	(10)
Contract charges	—	(3)	—
Cost of insurance and administrative charges	—	(26)	—
Transfers between Divisions
(including fixed account), net	2	(485)	1
Increase (decrease) in net assets derived from
principal transactions	(35)	(2,244)	(9)
Total increase (decrease) in net assets	(38)	(2,451)	(10)
Net assets at December 31, 2015	$177	$21,171	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

1.	Organization
Voya Insurance and Annuity Company Separate Account EQ (the “Account”) was established by Voya Insurance and Annuity Company (“VIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

Throughout 2014, ING completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial in a series of registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING and Voya Financial, Voya Financial acquired 19,447,847 shares of its common stock from ING. As of the end of 2014, ING’s ownership of Voya Financial had been reduced to approximately 19%.

In March of 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING.

As a result of these transactions, ING satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to

VOYA INSURANCE AND ANNUITY COMPANY
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Notes to Financial Statements

make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

At December 31, 2015, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, 67 investment divisions (the “Divisions”), 6 of which invest in independently managed mutual funds and 61 of which invest in mutual funds managed by an affiliate, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated Series (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2015 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B
Legg Mason Partners Variable Equity Trust:
QS Legg Mason Variable Conservative Growth
QS Legg Mason Variable Growth
QS Legg Mason Variable Moderate Growth
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Liquid Assets Portfolio - Service Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® Franklin Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class

Voya Investors Trust (continued):
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Partners, Inc.:
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Global Value Advantage Portfolio - Class S
Voya Global Value Advantage Portfolio - Class T
Voya Hang Seng Index Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Voya Variable Portfolios, Inc.: (continued)
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Japan TOPIX® Index Portfolio - Class A
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I

Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S

The names of certain Divisions were changed during 2015. The following is a summary of current and former names for those Divisions:

Current Name
Legg Mason Partners Variable Equity Trust:
QS Legg Mason Variable Conservative Growth
QS Legg Mason Variable Growth
QS Legg Mason Variable Moderate Growth
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I

Former Name
Legg Mason Partners Variable Equity Trust:
Legg Mason Variable Lifestyle Allocation 50%
Legg Mason Variable Lifestyle Allocation 85%
Legg Mason Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio

During 2015, the following Divisions were closed to contract owners:

Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I
Voya Investors Trust:
Voya Global Resources Portfolio - Adviser Class
Voya Global Resources Portfolio - Service Class

Voya Investors Trust (continued):
VY® DFA World Equity Portfolio - Service Class
VY® Franklin Mutual Shares Portfolio - Service Class
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
Voya Variable Products Trust:
Voya SmallCap Opportunities Portfolio - Class S

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. All Contracts in the Account are currently in the accumulation period. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, contract charges, cost of insurance, and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2015 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2015. The Account had no liabilities as of December 31, 2015.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
During the year ended December 31, 2015, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.05% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Intermediate Bond Portfolio, Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.35% to 0.84% of the average net assets of each respective Fund.

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 follow:

	Purchases	Sales
	(Dollars in thousands)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	$127	$160
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	11	14

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	$6	$64
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	97	11,409
QS Legg Mason Variable Conservative Growth	192	1,116
QS Legg Mason Variable Growth	653	677
QS Legg Mason Variable Moderate Growth	223	935
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	271	226
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	631	1,318
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A	11	3
Voya Global Resources Portfolio - Adviser Class	43	181
Voya Global Resources Portfolio - Service Class	13	1,104
Voya High Yield Portfolio - Service Class	433	697
Voya Large Cap Growth Portfolio - Adviser Class	389	509
Voya Large Cap Growth Portfolio - Service Class	1,716	2,228
Voya Large Cap Value Portfolio - Service Class	644	488
Voya Limited Maturity Bond Portfolio - Service Class	70	347
Voya Liquid Assets Portfolio - Service Class	942	3,110
Voya Multi-Manager Large Cap Core Portfolio - Service Class	88	47
Voya Retirement Conservative Portfolio - Adviser Class	64	99
Voya Retirement Growth Portfolio - Adviser Class	127	999
Voya Retirement Moderate Growth Portfolio - Adviser Class	164	689
Voya Retirement Moderate Portfolio - Adviser Class	234	249
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	27	122
VY® Clarion Global Real Estate Portfolio - Service Class	2	10
VY® Clarion Real Estate Portfolio - Service Class	41	275
VY® DFA World Equity Portfolio - Service Class	6	46
VY® FMR Diversified Mid Cap Portfolio - Service Class	1,631	937
VY® Franklin Income Portfolio - Service Class	145	201
VY® Franklin Mutual Shares Portfolio - Service Class	130	277
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	57	365
VY® Invesco Growth and Income Portfolio - Service Class	2,058	1,749
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	135	244
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	156	99
VY® Morgan Stanley Global Franchise Portfolio - Service Class	122	116
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	2,914	1,856
VY® T. Rowe Price Equity Income Portfolio - Service Class	533	553
VY® T. Rowe Price International Stock Portfolio - Service Class	56	17
VY® Templeton Global Growth Portfolio - Service Class	122	111
Voya Partners, Inc.:
Voya Solution Moderately Aggressive Portfolio - Service Class	280	43
VY® Baron Growth Portfolio - Service Class	87	139
VY® Columbia Contrarian Core Portfolio - Service Class	100	71
VY® Columbia Small Cap Value II Portfolio - Service Class	—	11

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Invesco Comstock Portfolio - Service Class	$22	$132
VY® Invesco Equity and Income Portfolio - Service Class	3,106	4,607
VY® Invesco Equity and Income Portfolio - Service 2 Class	229	192
VY® JPMorgan Mid Cap Value Portfolio - Service Class	33	29
VY® Oppenheimer Global Portfolio - Service Class	124	13
VY® T. Rowe Price Growth Equity Portfolio - Service Class	160	102
VY® Templeton Foreign Equity Portfolio - Service Class	225	534
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	149	184
Voya Growth and Income Portfolio - Class I	557	1,210
Voya Growth and Income Portfolio - Class S	173	377
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	4	8
Voya FTSE 100® Index Portfolio - Class A	5	1
Voya Global Value Advantage Portfolio - Class S	843	123
Voya Global Value Advantage Portfolio - Class T	144	18
Voya Hang Seng Index Portfolio - Class S	55	45
Voya Index Plus LargeCap Portfolio - Class S	4	27
Voya Index Plus MidCap Portfolio - Class S	58	36
Voya Index Plus SmallCap Portfolio - Class S	14	73
Voya International Index Portfolio - Class A	118	222
Voya International Index Portfolio - Class S	4	17
Voya Japan TOPIX® Index Portfolio - Class A	25	29
Voya Russell™ Large Cap Growth Index Portfolio - Class S	94	48
Voya Russell™ Large Cap Index Portfolio - Class S	534	4,257
Voya Russell™ Large Cap Value Index Portfolio - Class I	10,348	670
Voya Russell™ Large Cap Value Index Portfolio - Class S	124	31
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	248	1,779
Voya Russell™ Mid Cap Index Portfolio - Class S	142	107
Voya Russell™ Small Cap Index Portfolio - Class S	184	89
Voya Small Company Portfolio - Class S	78	85
Voya U.S. Bond Index Portfolio - Class S	53	87
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	3,508	2,714
Voya SmallCap Opportunities Portfolio - Class S	—	10

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	7,137	12,597	(5,460)	6,300	13,232	(6,932)
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	16	673	(657)	44	564	(520)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	16	3,885	(3,869)	30	2,014	(1,984)
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	1,901	803,276	(801,375)	5,937	88,262	(82,325)
QS Legg Mason Variable Conservative Growth	1,383	44,470	(43,087)	1,450	32,169	(30,719)
QS Legg Mason Variable Growth	1,637	30,116	(28,479)	5,381	37,626	(32,245)
QS Legg Mason Variable Moderate Growth	5,589	41,930	(36,341)	637	49,199	(48,562)
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	8,644	7,095	1,549	983	14,124	(13,141)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	40,724	98,373	(57,649)	411,279	87,068	324,211
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A	855	249	606	3,066	1,330	1,736
Voya Global Resources Portfolio - Adviser Class	—	17,547	(17,547)	3,192	4,796	(1,604)
Voya Global Resources Portfolio - Service Class	—	30,406	(30,406)	21	5,963	(5,942)
Voya High Yield Portfolio - Service Class	19,136	37,206	(18,070)	26,048	33,320	(7,272)
Voya Large Cap Growth Portfolio - Adviser Class	12,523	33,451	(20,928)	6,099	29,113	(23,014)
Voya Large Cap Growth Portfolio - Service Class	1,950	79,972	(78,022)	732,926	75,996	656,930
Voya Large Cap Value Portfolio - Service Class	30,337	30,402	(65)	90,522	63,715	26,807
Voya Limited Maturity Bond Portfolio - Service Class	359	12,184	(11,825)	311	11,762	(11,451)
Voya Liquid Assets Portfolio - Service Class	72,740	201,739	(128,999)	238,278	262,028	(23,750)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	4,555	2,599	1,956	838	51	787
Voya Retirement Conservative Portfolio - Adviser Class	3,176	8,065	(4,889)	17,344	16,533	811
Voya Retirement Growth Portfolio - Adviser Class	6,945	72,054	(65,109)	13,936	76,656	(62,720)
Voya Retirement Moderate Growth Portfolio - Adviser Class	3,206	47,114	(43,908)	3,882	25,972	(22,090)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Retirement Moderate Portfolio - Adviser Class	6,160	17,534	(11,374)	3,995	20,393	(16,398)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	2,409	10,420	(8,011)	4,819	8,567	(3,748)
VY® Clarion Global Real Estate Portfolio - Service Class	—	678	(678)	—	1,108	(1,108)
VY® Clarion Real Estate Portfolio - Service Class	229	2,395	(2,166)	147	3,236	(3,089)
VY® DFA World Equity Portfolio - Service Class	—	3,938	(3,938)	29	1,727	(1,698)
VY® FMR Diversified Mid Cap Portfolio - Service Class	11,017	43,022	(32,005)	10,951	76,992	(66,041)
VY® Franklin Income Portfolio - Service Class	6,637	13,750	(7,113)	26,022	15,085	10,937
VY® Franklin Mutual Shares Portfolio - Service Class	—	18,129	(18,129)	719	1,486	(767)
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	—	30,011	(30,011)	7,818	14,561	(6,743)
VY® Invesco Growth and Income Portfolio - Service Class	7,824	38,925	(31,101)	5,142	36,507	(31,365)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,701	11,893	(10,192)	2,681	16,239	(13,558)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	4,199	4,041	158	2,818	7,439	(4,621)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	2,343	5,138	(2,795)	3,426	5,911	(2,485)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	11,053	23,317	(12,264)	9,294	39,311	(30,017)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,122	11,306	(9,184)	2,100	8,973	(6,873)
VY® T. Rowe Price International Stock Portfolio - Service Class	3,407	1,072	2,335	1,402	1,602	(200)
VY® Templeton Global Growth Portfolio - Service Class	2,220	3,723	(1,503)	3,615	6,207	(2,592)
Voya Partners, Inc.:
Voya Solution Moderately Aggressive Portfolio - Service Class	28,037	4,407	23,630	—	—	—
VY® Baron Growth Portfolio - Service Class	2,735	6,243	(3,508)	1,228	5,519	(4,291)
VY® Columbia Contrarian Core Portfolio - Service Class	4,706	4,483	223	1,918	2,361	(443)
VY® Columbia Small Cap Value II Portfolio - Service Class	12	576	(564)	13	1,581	(1,568)
VY® Invesco Comstock Portfolio - Service Class	867	7,652	(6,785)	12,996	9,474	3,522
VY® Invesco Equity and Income Portfolio - Service Class	17,638	254,071	(236,433)	2,114,697	170,213	1,944,484
VY® Invesco Equity and Income Portfolio - Service 2 Class	11,646	13,771	(2,125)	95,241	25,009	70,232
VY® JPMorgan Mid Cap Value Portfolio - Service Class	23	1,462	(1,439)	2,827	3,855	(1,028)
VY® Oppenheimer Global Portfolio - Service Class	4,651	465	4,186	2,192	3,325	(1,133)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	7,077	6,214	863	9,186	5,891	3,295
VY® Templeton Foreign Equity Portfolio - Service Class	9,679	43,066	(33,387)	6,802	58,524	(51,722)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	4,857	11,835	(6,978)	3,368	14,618	(11,250)
Voya Growth and Income Portfolio - Class I	261	77,561	(77,300)	146	80,978	(80,832)
Voya Growth and Income Portfolio - Class S	383	24,611	(24,228)	242	41,556	(41,314)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	287	772	(485)	2,655	953	1,702
Voya FTSE 100® Index Portfolio - Class A	106	1	105	732	625	107
Voya Global Value Advantage Portfolio - Class S	81,248	11,382	69,866	1,454	1,281	173
Voya Global Value Advantage Portfolio - Class T	15,324	1,826	13,498	—	—	—
Voya Hang Seng Index Portfolio - Class S	3,382	2,925	457	1,220	1,203	17
Voya Index Plus LargeCap Portfolio - Class S	—	1,334	(1,334)	431	3,291	(2,860)
Voya Index Plus MidCap Portfolio - Class S	653	1,576	(923)	2,004	3,462	(1,458)
Voya Index Plus SmallCap Portfolio - Class S	675	3,822	(3,147)	1,140	2,487	(1,347)
Voya International Index Portfolio - Class A	9,758	22,241	(12,483)	227,750	30,894	196,856
Voya International Index Portfolio - Class S	11	1,640	(1,629)	1,192	7,998	(6,806)
Voya Japan TOPIX® Index Portfolio - Class A	2,178	2,179	(1)	604	1,614	(1,010)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	3,777	1,804	1,973	3,821	4,266	(445)
Voya Russell™ Large Cap Index Portfolio - Class S	18,992	268,159	(249,167)	23,368	339,934	(316,566)
Voya Russell™ Large Cap Value Index Portfolio - Class I	1,033,557	65,475	968,082	—	—	—
Voya Russell™ Large Cap Value Index Portfolio - Class S	5,620	1,462	4,158	1,701	307	1,394
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	8,700	63,494	(54,794)	7,940	92,218	(84,278)
Voya Russell™ Mid Cap Index Portfolio - Class S	6,028	6,170	(142)	7,100	8,223	(1,123)
Voya Russell™ Small Cap Index Portfolio - Class S	7,060	5,118	1,942	7,253	5,207	2,046
Voya Small Company Portfolio - Class S	3,074	4,730	(1,656)	3,483	345	3,138
Voya U.S. Bond Index Portfolio - Class S	4,259	7,278	(3,019)	5,127	10,777	(5,650)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	27,116	150,263	(123,147)	28,298	212,216	(183,918)
Voya SmallCap Opportunities Portfolio - Class S	16	420	(404)	36	1	35

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ending December 31, 2015, 2014, 2013, 2012, and 2011, follows:

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD

BlackRock Global Allocation V.I. Fund - Class III
2015		54	$11.76	$630	1.04%	1.40%	-2.41%
2014		59	$12.05	$712	2.13%	1.40%	0.50%
2013		66	$11.99	$791	0.96%	1.40%	12.90%
2012		83	$10.62	$878	1.41%	1.40%	8.37%
2011		99	$9.80	$971	2.16%	1.40%	-4.95%
Columbia Small Cap Value Fund, Variable Series - Class B
2015		7	$17.61	$130	0.70%	1.40%	-7.66%
2014		8	$19.07	$154	0.63%	1.40%	1.60%
2013		9	$18.77	$161	1.19%	1.40%	32.18%
2012		12	$14.20	$176	0.55%	1.40%	9.74%
2011		15	$12.94	$188	0.94%	1.40%	-7.51%
QS Legg Mason Variable Conservative Growth
2015		355	$21.77	$7,732	1.95%	1.40%	-2.55%
2014		398	$22.34	$8,898	2.51%	1.40%	3.43%
2013		429	$21.60	$9,266	2.01%	1.40%	13.74%
2012		478	$18.99	$9,075	2.59%	1.40%	11.51%
2011		573	$17.03	$9,748	2.44%	1.40%	-0.23%
QS Legg Mason Variable Growth
2015		246	$19.59	$4,819	1.33%	1.40%	-3.59%
2014		274	$20.32	$5,577	1.72%	1.40%	3.25%
2013		307	$19.68	$6,038	1.63%	1.40%	24.71%
2012		347	$15.78	$5,476	1.79%	1.40%	14.27%
2011		390	$13.81	$5,380	1.42%	1.40%	-3.70%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
QS Legg Mason Variable Moderate Growth
2015		358	$19.57	$7,000	1.70%	1.40%	-3.17%
2014		394	$20.21	$7,963	1.85%	1.40%	3.43%
2013		443	$19.54	$8,647	1.55%	1.40%	20.10%
2012		501	$16.27	$8,145	2.32%	1.40%	12.99%
2011		616		$8,858	1.86%	1.40%	-1.97%
Western Asset Core Plus VIT Portfolio - Class I
2015		108	$26.23	$2,834	1.53%	1.40%	-0.23%
2014		106	$26.29	$2,800	7.13%	1.40%	-1.72%
2013		120	$26.75	$3,200	6.87%	1.40%	7.69%
2012		143	$24.84	$3,552	7.80%	1.40%	16.18%
2011		180	$21.38	$3,853	8.68%	1.40%	0.99%
Voya Intermediate Bond Portfolio - Class S
2015		384	$13.34	$5,119	3.07%	1.40%	-1.11%
2014		441	$13.49	$5,956	4.96%	1.40%	4.98%
2013		117	$12.85	$1,507	2.77%	1.40%	-1.76%
2012		149	$13.08	$1,954	4.48%	1.40%	7.57%
2011		137	$12.16	$1,665	4.33%	1.40%	5.83%
Voya Global Perspectives Portfolio - Class A
2015		2	$10.12	$24	-	1.40%	-5.07%
2014	02/04/2014	2	$10.66	$18	(c)	1.40%	(c)
2013		(c)	(c)	(c)	(c)	(c)	(c)
2012		(c)	(c)	(c)	(c)	(c)	(c)
2011		(c)	(c)	(c)	(c)	(c)	(c)
Voya High Yield Portfolio - Service Class
2015		81	$17.86	$1,444	5.99%	1.40%	-3.41%
2014		99	$18.49	$1,828	6.16%	1.40%	-0.22%
2013		106	$18.53	$1,968	5.67%	1.40%	4.10%
2012		123	$17.80	$2,192	6.25%	1.40%	12.44%
2011		116	$15.83	$1,839	7.27%	1.40%	2.99%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Large Cap Growth Portfolio - Adviser Class
2015		146	$15.40	$2,247	-	1.40%	4.19%
2014		167	$14.78	$2,465	0.08%	1.40%	11.46%
2013		190	$13.26	$2,516	0.37%	1.40%	28.49%
2012	05/07/2012	223	$10.32	$2,300	(b)	1.40%	(b)
2011		(b)	(b)	(b)	(b)	(b)	(b)
Voya Large Cap Growth Portfolio - Service Class
2015		630	$25.80	$16,261	0.36%	1.40%	4.62%
2014		708	$24.66	$17,466	0.04%	1.40%	11.79%
2013		51	$22.06	$1,135	0.76%	1.40%	28.78%
2012		10	$17.13	$173	0.64%	1.40%	16.14%
2011		9	$14.75	$138	-	1.40%	0.82%
Voya Large Cap Value Portfolio - Service Class
2015		182	$14.85	$2,702	1.69%	1.40%	-6.01%
2014		182	$15.80	$2,875	1.91%	1.40%	8.22%
2013		155	$14.60	$2,266	1.11%	1.40%	28.86%
2012		38	$11.33	$433	2.38%	1.40%	12.74%
2011	01/21/2011	41	$10.05	$408	(a)	1.40%	(a)
Voya Limited Maturity Bond Portfolio - Service Class
2015		81	$22.54	$1,832	0.91%	1.40%	-0.88%
2014		93	$22.74	$2,117	0.67%	1.40%	-0.70%
2013		105	$22.90	$2,394	0.87%	1.40%	-0.74%
2012		124	$23.07	$2,869	0.78%	1.40%	0.09%
2011		153	$23.05	$3,523	3.14%	1.40%	-0.26%
Voya Liquid Assets Portfolio - Service Class
2015		594	$15.58	$9,248	-	1.40%	-1.39%
2014		723	$15.80	$11,416	-	1.40%	-1.37%
2013		746	$16.02	$11,956	-	1.40%	-1.35%
2012		627	$16.24	$10,167	-	1.40%	-1.40%
2011		579	$16.47	$9,530	-	1.40%	-1.38%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2015		6	$17.23	$98	1.22%	1.40%	-1.94%
2014		4	$17.57	$66	1.79%	1.40%	13.35%
2013		3	$15.50	$46	-	1.40%	28.52%
2012		3	$12.06	$36	-	1.40%	8.75%
2011		3	$11.09	$38	2.94%	1.40%	-5.94%
Voya Retirement Conservative Portfolio - Adviser Class
2015		49	$10.26	$501	1.31%	1.40%	-2.19%
2014		54	$10.49	$564	3.10%	1.40%	4.48%
2013		53	$10.04	$532	3.40%	1.40%	2.87%
2012		42	$9.76	$409	3.45%	1.40%	6.43%
2011		44	$9.17	$402	1.63%	1.40%	3.73%
Voya Retirement Growth Portfolio - Adviser Class
2015		260	$13.14	$3,411	1.69%	1.40%	-3.38%
2014		325	$13.60	$4,417	1.60%	1.40%	3.90%
2013		388	$13.09	$5,074	1.87%	1.40%	16.98%
2012		453	$11.19	$5,070	2.32%	1.40%	11.34%
2011		557	$10.05	$5,592	0.83%	1.40%	-2.52%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2015		155	$13.21	$2,042	1.60%	1.40%	-2.94%
2014		199	$13.61	$2,702	1.65%	1.40%	4.21%
2013		221	$13.06	$2,881	2.09%	1.40%	14.06%
2012		276	$11.45	$3,154	2.60%	1.40%	10.10%
2011		326	$10.40	$3,394	1.04%	1.40%	-1.33%
Voya Retirement Moderate Portfolio - Adviser Class
2015		152	$12.74	$1,941	0.83%	1.40%	-2.97%
2014		164	$13.13	$2,149	2.85%	1.40%	3.79%
2013		180	$12.65	$2,278	2.81%	1.40%	8.49%
2012		207	$11.66	$2,412	3.15%	1.40%	8.67%
2011		213	$10.73	$2,282	1.35%	1.40%	0.75%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2015		35	$11.15	$386	1.36%	1.40%	-3.96%
2014		43	$11.61	$495	1.36%	1.40%	1.13%
2013		46	$11.48	$532	-	1.40%	-9.96%
2012		53	$12.75	$680	0.54%	1.40%	4.85%
2011		36	$12.16	$439	1.83%	1.40%	10.45%
VY® Clarion Global Real Estate Portfolio - Service Class
2015		6	$13.97	$89	3.14%	1.40%	-3.05%
2014		7	$14.41	$102	0.97%	1.40%	12.23%
2013		8	$12.84	$105	5.76%	1.40%	2.31%
2012		11	$12.55	$138	0.75%	1.40%	23.89%
2011		13	$10.13	$128	3.03%	1.40%	-6.64%
VY® Clarion Real Estate Portfolio - Service Class
2015		16	$108.20	$1,722	1.32%	1.40%	1.51%
2014		18	$106.59	$1,927	1.36%	1.40%	28.05%
2013		21	$83.24	$1,762	1.35%	1.40%	0.64%
2012		25	$82.71	$2,102	1.01%	1.40%	13.91%
2011		31	$72.61	$2,232	1.29%	1.40%	7.97%
VY® FMR Diversified Mid Cap Portfolio - Service Class
2015		382	$21.05	$8,035	0.16%	1.40%	-3.04%
2014		414	$21.71	$8,979	0.22%	1.40%	4.58%
2013		480	$20.76	$9,961	0.45%	1.40%	34.11%
2012		561	$15.48	$8,673	0.60%	1.40%	12.99%
2011		654	$13.70	$8,952	0.20%	1.40%	-12.18%
VY® Franklin Income Portfolio - Service Class
2015		95	$13.56	$1,284	4.75%	1.40%	-7.69%
2014		102	$14.69	$1,495	4.17%	1.40%	3.52%
2013		91	$14.19	$1,289	4.70%	1.40%	13.07%
2012		64	$12.55	$798	5.70%	1.40%	10.96%
2011		69	$11.31	$782	7.58%	1.40%	1.16%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® Invesco Growth and Income Portfolio - Service Class
2015		233	$43.88	$10,238	3.22%	1.40%	-4.30%
2014		264	$45.85	$12,123	1.15%	1.40%	8.57%
2013		296	$42.23	$12,490	1.32%	1.40%	32.01%
2012		345	$31.99	$11,042	1.85%	1.40%	12.96%
2011		400	$28.32	$11,308	1.21%	1.40%	-3.54%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2015		65	$17.82	$1,163	1.22%	1.40%	-16.88%
2014		75	$21.46	$1,619	0.90%	1.40%	-0.51%
2013		89	$21.57	$1,920	0.81%	1.40%	-7.03%
2012		99	$23.20	$2,302	-	1.40%	17.41%
2011		121	$19.76	$2,384	0.82%	1.40%	-19.41%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2015		23	$21.76	$507	0.19%	1.40%	-5.02%
2014		23	$22.91	$530	0.36%	1.40%	6.86%
2013		28	$21.44	$595	0.81%	1.40%	37.00%
2012		25	$15.65	$398	0.26%	1.40%	17.05%
2011		29	$13.37	$384	0.25%	1.40%	-2.76%
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2015		25	$21.59	$548	1.77%	1.40%	4.86%
2014		28	$20.59	$580	1.68%	1.40%	2.80%
2013		31	$20.03	$614	2.10%	1.40%	17.75%
2012		37	$17.01	$622	1.70%	1.40%	14.16%
2011		37	$14.90	$555	2.38%	1.40%	7.58%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2015		197	$82.00	$16,136	1.26%	1.40%	3.74%
2014		209	$79.04	$16,522	1.26%	1.40%	10.59%
2013		239	$71.47	$17,085	1.09%	1.40%	20.48%
2012		268	$59.32	$15,865	1.54%	1.40%	12.88%
2011		307	$52.55	$16,125	1.80%	1.40%	1.45%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® T. Rowe Price Equity Income Portfolio - Service Class
2015		68	$43.51	$2,940	2.01%	1.40%	-8.21%
2014		77	$47.40	$3,638	1.84%	1.40%	5.95%
2013		84	$44.74	$3,741	1.63%	1.40%	27.94%
2012		93	$34.97	$3,256	1.96%	1.40%	15.57%
2011		104	$30.26	$3,157	1.91%	1.40%	-2.29%
VY® T. Rowe Price International Stock Portfolio - Service Class
2015		7	$14.86	$111	1.06%	1.40%	-2.37%
2014		5	$15.22	$78	1.24%	1.40%	-2.50%
2013		5	$15.61	$83	1.15%	1.40%	12.79%
2012		7	$13.84	$91	-	1.40%	17.09%
2011		9	$11.82	$105	3.32%	1.40%	-13.60%
VY® Templeton Global Growth Portfolio - Service Class
2015		43	$27.64	$1,180	2.78%	1.40%	-8.87%
2014		44	$30.33	$1,340	1.21%	1.40%	-4.11%
2013		47	$31.63	$1,480	1.57%	1.40%	28.79%
2012		49	$24.56	$1,203	1.80%	1.40%	20.04%
2011		55	$20.46	$1,125	1.57%	1.40%	-7.00%
Voya Solution Moderately Aggressive Portfolio - Service Class
2015	08/14/2015	24	$9.59	$227	(d)	1.40%	(d)
2014		(d)	(d)	(d)	(d)	(d)	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
2011		(d)	(d)	(d)	(d)	(d)	(d)
VY® Baron Growth Portfolio - Service Class
2015		21	$19.77	$413	0.22%	1.40%	-6.35%
2014		24	$21.11	$516	-	1.40%	2.88%
2013		29	$20.52	$589	1.38%	1.40%	36.89%
2012		28	$14.99	$424	-	1.40%	18.03%
2011		36	$12.70	$458	-	1.40%	0.79%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® Columbia Contrarian Core Portfolio - Service Class
2015		16	$15.33	$240	0.85%	1.40%	1.52%
2014		15	$15.10	$233	0.89%	1.40%	11.27%
2013		16	$13.57	$215	1.57%	1.40%	32.78%
2012		16	$10.22	$167	0.57%	1.40%	10.73%
2011		20	$9.23	$181	0.99%	1.40%	-6.01%
VY® Columbia Small Cap Value II Portfolio - Service Class
2015		13	$14.79	$188	0.51%	1.40%	-4.33%
2014		13	$15.46	$205	-	1.40%	2.86%
2013		15	$15.03	$223	0.92%	1.40%	38.02%
2012		20	$10.89	$213	0.47%	1.40%	12.62%
2011		22	$9.67	$217	0.39%	1.40%	-4.07%
VY® Invesco Comstock Portfolio - Service Class
2015		20	$15.75	$310	2.11%	1.40%	-7.30%
2014		26	$16.99	$450	2.22%	1.40%	7.60%
2013		23	$15.79	$362	0.95%	1.40%	33.14%
2012		23	$11.86	$272	1.17%	1.40%	16.96%
2011		24	$10.14	$240	1.20%	1.40%	-3.43%
VY® Invesco Equity and Income Portfolio - Service Class
2015		1,730	$16.86	$29,165	1.94%	1.40%	(3.66)%
2014		1,967	$17.50	$34,418	2.77%	1.40%	7.16%
2013		22	$16.33	$355	1.13%	1.40%	22.87%
2012		27	$13.29	$353	2.11%	1.40%	10.93%
2011		26	$11.98	$311	1.86%	1.40%	(2.68)%
VY® Invesco Equity and Income Portfolio - Service 2 Class
2015		68	$10.52	$716	1.89%	1.40%	-3.75%
2014	03/14/2014	70	$10.93	$768	(c)	1.40%	(c)
2013		(c)	(c)	(c)	(c)	(c)	(c)
2012		(c)	(c)	(c)	(c)	(c)	(c)
2011		(c)	(c)	(c)	(c)	(c)	(c)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2015		11	$17.51	$201	0.46%	1.40%	(4.37)%
2014		13	$18.31	$237	0.87%	1.40%	13.37%
2013		14	$16.15	$225	0.62%	1.40%	29.72%
2012		8	$12.45	$98	1.16%	1.40%	18.35%
2011		7	$10.52	$75	1.53%	1.40%	0.38%
VY® Oppenheimer Global Portfolio - Service Class
2015		20	$18.66	$378	1.49%	1.40%	2.36%
2014		16	$18.23	$293	0.99%	1.40%	0.66%
2013		17	$18.11	$312	1.08%	1.40%	25.07%
2012		17	$14.48	$245	1.24%	1.40%	19.67%
2011		20	$12.10	$238	1.44%	1.40%	-9.70%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2015		22	$16.97	$367	-	1.40%	8.99%
2014		21	$15.57	$324	-	1.40%	6.86%
2013		17	$14.57	$255	-	1.40%	36.94%
2012		22	$10.64	$233	-	1.40%	16.92%
2011		17	$9.10	$159	-	1.40%	-2.67%
VY® Templeton Foreign Equity Portfolio - Service Class
2015		306	$10.83	$3,315	3.68%	1.40%	-4.92%
2014		339	$11.39	$3,866	2.25%	1.40%	(8.15)%
2013		391	$12.40	$4,852	1.34%	1.40%	18.21%
2012		460	$10.49	$4,827	2.56%	1.40%	17.08%
2011		28	$8.96	$250	1.81%	1.40%	-13.51%
Voya Growth and Income Portfolio - Class A
2015		95	$14.66	$1,392	1.57%	1.40%	-3.23%
2014		102	$15.15	$1,544	1.47%	1.40%	8.68%
2013		113	$13.94	$1,578	0.89%	1.40%	28.24%
2012		124	$10.87	$1,346	1.38%	1.40%	13.58%
2011	01/21/2011	147	$9.57	$1,406	(a)	1.40%	(a)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Growth and Income Portfolio - Class I
2015		589	$13.58	$7,992	1.95%	1.40%	-2.79%
2014		666	$13.97	$9,303	1.93%	1.40%	9.14%
2013		747	$12.80	$9,557	1.31%	1.40%	28.77%
2012		854	$9.94	$8,485	1.76%	1.40%	14.25%
2011		1,050	$8.70	$9,127	1.18%	1.40%	-1.69%
Voya Growth and Income Portfolio - Class S
2015		188	$13.31	$2,502	1.70%	1.40%	-3.06%
2014		212	$13.73	$2,913	1.64%	1.40%	8.88%
2013		253	$12.61	$3,196	1.07%	1.40%	28.54%
2012		285	$9.81	$2,796	1.58%	1.40%	13.94%
2011		323	$8.61	$2,782	1.40%	1.40%	-1.94%
Voya Euro STOXX 50® Index Portfolio - Class A
2015		7	$8.92	$62	3.01%	1.40%	-6.01%
2014		7	$9.49	$71	3.01%	1.40%	-10.89%
2013		6	$10.65	$62	4.00%	1.40%	23.69%
2012		4	$8.61	$38	3.39%	1.40%	20.08%
2011		3	$7.17	$21	4.35%	1.40%	-18.43%
Voya FTSE 100® Index Portfolio - Class A
2015		4	$11.65	$41	7.06%	1.40%	-8.56%
2014		3	$12.74	$44	4.44%	1.40%	-8.15%
2013		3	$13.87	$46	4.82%	1.40%	17.24%
2012		3	$11.83	$37	-	1.40%	13.64%
2011		-	$10.41	-	-	1.40%	-5.54%
Voya Global Value Advantage Portfolio - Class S
2015		77	$9.64	$740	0.99%	1.40%	-3.89%
2014		7	$10.03	$69	2.99%	1.40%	3.40%
2013		7	$9.70	$65	3.01%	1.40%	12.01%
2012		8	$8.66	$68	4.72%	1.40%	13.50%
2011		8	$7.63	$59	4.08%	1.40%	-5.22%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Global Value Advantage Portfolio - Class T
2015	03/09/2015	13	$8.75	$118	(d)	1.40%	(d)
2014		(d)	(d)	(d)	(d)	(d)	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
2011		(d)	(d)	(d)	(d)	(d)	(d)
Voya Hang Seng Index Portfolio - Class S
2015		4	$13.65	$57	3.60%	1.40%	-6.57%
2014		4	$14.61	$54	1.87%	1.40%	1.95%
2013		4	$14.33	$53	5.00%	1.40%	2.43%
2012		5	$13.99	$67	1.82%	1.40%	26.61%
2011		4	$11.05	$43	2.13%	1.40%	-19.58%
Voya Index Plus LargeCap Portfolio - Class S
2015		15	$17.16	$262	1.46%	1.40%	-0.75%
2014		17	$17.29	$287	1.36%	1.40%	11.91%
2013		19	$15.45	$300	1.57%	1.40%	30.82%
2012		18	$11.81	$208	0.65%	1.40%	12.48%
2011		10	$10.50	$102	1.59%	1.40%	-1.69%
Voya Index Plus MidCap Portfolio - Class S
2015		16	$19.02	$302	0.63%	1.40%	-3.45%
2014		17	$19.70	$331	0.60%	1.40%	7.77%
2013		18	$18.28	$334	1.01%	1.40%	32.37%
2012		19	$13.81	$260	0.49%	1.40%	15.76%
2011		12	$11.93	$146	0.51%	1.40%	-2.77%
Voya Index Plus SmallCap Portfolio - Class S
2015		17	$17.05	$298	0.60%	1.40%	-4.80%
2014		21	$17.91	$369	0.27%	1.40%	3.77%
2013		22	$17.26	$379	0.85%	1.40%	40.21%
2012		27	$12.31	$328	0.32%	1.40%	10.60%
2011		28	$11.13	$306	0.56%	1.40%	-2.37%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya International Index Portfolio - Class A
2015		184	$9.43	$1,738	2.80%	1.40%	-2.78%
2014	03/04/2014	197	$9.70	$1,909	(c)	1.40%	(c)
2013		(c)	(c)	(c)	(c)	(c)	(c)
2012		(c)	(c)	(c)	(c)	(c)	(c)
2011		(c)	(c)	(c)	(c)	(c)	(c)
Voya International Index Portfolio - Class S
2015		14	$8.79	$122	3.05%	1.40%	-2.44%
2014		16	$9.01	$140	0.56%	1.40%	-7.49%
2013		22	$9.74	$218	2.28%	1.40%	19.36%
2012		16	$8.16	$133	1.05%	1.40%	16.91%
2011		8	$6.98	$58	2.58%	1.40%	-13.72%
Voya Japan TOPIX® Index Portfolio - Class A
2015		1	$12.47	$9	-	1.40%	9.00%
2014		1	$11.44	$8	-	1.40%	-6.76%
2013		2	$12.27	$21	-	1.40%	23.07%
2012		-	$9.97	$1	-	1.40%	6.06%
2011		-	$9.40	$2	-	1.40%	-14.93%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2015		16	$24.83	$409	1.07%	1.40%	5.88%
2014		14	$23.45	$340	1.22%	1.40%	11.19%
2013		15	$21.09	$315	1.09%	1.40%	29.86%
2012		15	$16.24	$236	1.73%	1.40%	12.62%
2011		8	$14.42	$111	1.25%	1.40%	2.49%
Voya Russell™ Large Cap Index Portfolio - Class S
2015		1,994	$14.95	$29,815	1.42%	1.40%	0.34%
2014		2,243	$14.90	$33,418	1.37%	1.40%	11.03%
2013		2,560	$13.42	$34,351	1.42%	1.40%	29.91%
2012		2,968	$10.33	$30,636	2.26%	1.40%	13.64%
2011		3,497	$9.09	$31,763	1.39%	1.40%	0.78%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Russell™ Large Cap Value Index Portfolio - Class I
2015	08/14/2015	968	$9.70	$9,386	(d)	1.40%	(d)
2014		(d)	(d)	(d)	(d)	(d)	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
2011		(d)	(d)	(d)	(d)	(d)	(d)
Voya Russell™ Large Cap Value Index Portfolio - Class S
2015		11	$21.15	$240	1.50%	1.40%	-5.11%
2014		7	$22.29	$160	1.45%	1.40%	10.68%
2013		6	$20.14	$116	1.60%	1.40%	29.60%
2012		9	$15.54	$134	1.82%	1.40%	14.35%
2011		6	$13.59	$86	1.29%	1.40%	-0.88%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2015		435	$25.25	$10,979	0.66%	1.40%	-2.17%
2014		490	$25.81	$12,637	0.21%	1.40%	9.55%
2013		574	$23.56	$13,522	0.73%	1.40%	33.03%
2012		657	$17.71	$11,619	0.34%	1.40%	13.89%
2011		750	$15.55	$11,656	0.44%	1.40%	-3.60%
Voya Russell™ Mid Cap Index Portfolio - Class S
2015		28	$16.17	$448	1.09%	1.40%	-4.38%
2014		28	$16.91	$471	1.10%	1.40%	10.89%
2013		29	$15.25	$442	0.87%	1.40%	31.92%
2012		21	$11.56	$245	0.90%	1.40%	15.14%
2011		20	$10.04	$198	1.02%	1.40%	-3.46%
Voya Russell™ Small Cap Index Portfolio - Class S
2015		49	$15.40	$753	0.92%	1.40%	-6.15%
2014		47	$16.41	$770	0.81%	1.40%	3.21%
2013		45	$15.90	$714	1.09%	1.40%	36.48%
2012		33	$11.65	$388	0.60%	1.40%	14.22%
2011		27	$10.20	$275	0.79%	1.40%	-5.56%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Small Company Portfolio - Class S
2015		9	$16.47	$151	-	1.40%	-2.37%
2014		11	$16.87	$182	-	1.40%	4.78%
2013		8	$16.10	$124	-	1.40%	35.41%
2012		6	$11.89	$68	-	1.40%	12.70%
2011		7	$10.55	$71	-	1.40%	-4.09%
Voya U.S. Bond Index Portfolio - Class S
2015		15	$11.73	$177	2.04%	1.40%	-1.43%
2014		18	$11.90	$215	1.65%	1.40%	4.02%
2013		24	$11.44	$271	1.57%	1.40%	-4.19%
2012		31	$11.94	$366	2.20%	1.40%	2.14%
2011		31	$11.69	$362	1.97%	1.40%	5.51%
Voya MidCap Opportunities Portfolio - Class S
2015		1,196	$17.70	$21,171	-	1.40%	-1.17%
2014		1,319	$17.91	$23,622	0.32%	1.40%	7.05%
2013		1,503	$16.73	$25,146	-	1.40%	29.89%
2012		1,708	$12.88	$21,986	0.41%	1.40%	12.29%
2011		1,999	$11.47	$22,915	-	1.40%	-2.22%

(a)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note.

D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Insurance and Annuity Company

We have audited the accompanying balance sheets of Voya Insurance and Annuity Company as of December 31, 2015 and 2014, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Voya Insurance and Annuity Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 18, 2016

C-2

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2015 and 2014
(In millions, except share and per share data)

	As of December 31,
	2015	2014
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,069.6 as of 2015 and $20,814.2 as of 2014)	$22,458.4	$22,169.4
Fixed maturities, at fair value using the fair value option	547.4	480.8
Equity securities, available-for-sale, at fair value (cost of $15.4 as of 2015 and $3.1 as of 2014)	19.2	6.7
Short-term investments	1,069.4	746.8
Mortgage loans on real estate, net of valuation allowance of $1.0 as of 2015 and $0.8 as of 2014	3,310.9	2,854.4
Policy loans	79.8	87.4
Limited partnerships/corporations	186.3	172.9
Derivatives	799.4	891.4
Other investments	48.6	49.4
Securities pledged (amortized cost of $633.3 as of 2015 and $567.3 as of 2014)	672.4	626.8
Total investments	29,191.8	28,086.0
Cash and cash equivalents	646.5	362.4
Short-term investments under securities loan agreements, including collateral delivered	232.7	170.1
Accrued investment income	239.3	224.1
Deposits and reinsurance recoverable	5,645.9	4,969.0
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	2,576.4	2,683.3
Due from affiliates	27.5	31.8
Deferred income taxes	94.8	—
Other assets	337.5	382.8
Assets held in separate accounts	33,355.5	38,547.7
Total assets	$72,347.9	$75,457.2

The accompanying notes are an integral part of these Financial Statements.

C-3

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2015 and 2014
(In millions, except share and per share data)

	As of December 31,
	2015	2014

Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$27,749.8	$26,145.0
Payable for securities purchased	108.1	2.4
Payables under securities loan agreements, including collateral held	656.1	432.8
Long-term debt	435.0	435.0
Due to affiliates	44.4	58.9
Funds held under reinsurance treaties with affiliates	6,797.1	5,653.1
Derivatives	204.6	340.6
Current income tax payable to Parent	27.6	2.1
Deferred income taxes	—	44.9
Other liabilities	153.4	174.5
Liabilities related to separate accounts	33,355.5	38,547.7
Total liabilities	69,531.6	71,837.0

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (250,000 shares authorized, issued and outstanding as of 2015 and 2014; $10 par value per share)	2.5	2.5
Additional paid-in capital	4,821.2	5,310.6
Accumulated other comprehensive income (loss)	319.6	609.0
Retained earnings (deficit)	(2,327.0)	(2,301.9)
Total shareholder's equity	2,816.3	3,620.2
Total liabilities and shareholder's equity	$72,347.9	$75,457.2

The accompanying notes are an integral part of these Financial Statements.

C-4

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Operations
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Revenues:
Net investment income	$1,305.5	$1,264.7	$1,267.2
Fee income	718.7	824.8	839.7
Premiums	505.8	537.8	436.3
Net realized capital gains (losses):
Total other-than-temporary impairments	(30.3)	(6.0)	(12.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	2.5	(0.3)	(1.8)
Net other-than-temporary impairments recognized in earnings	(32.8)	(5.7)	(10.3)
Other net realized capital gains (losses)	(98.8)	(768.4)	(2,205.5)
Total net realized capital gains (losses)	(131.6)	(774.1)	(2,215.8)
Other revenue	19.7	29.8	29.8
Total revenues	2,418.1	1,883.0	357.2
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,290.6	1,391.9	(1,855.4)
Operating expenses	486.2	489.6	462.3
Net amortization of Deferred policy acquisition costs and Value of business acquired	667.0	(116.0)	1,522.4
Interest expense	28.2	28.2	28.2
Other expense	25.1	16.9	31.1
Total benefits and expenses	2,497.1	1,810.6	188.6
Income (loss) before income taxes	(79.0)	72.4	168.6
Income tax expense (benefit)	(53.9)	97.3	185.5
Net income (loss)	$(25.1)	$(24.9)	$(16.9)

The accompanying notes are an integral part of these Financial Statements.

C-5

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Net income (loss)	$(25.1)	$(24.9)	$(16.9)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(451.6)	180.1	(252.8)
Other-than-temporary impairments	6.6	16.7	17.7
Pension and other postretirement benefits liability	(0.2)	(0.2)	(0.2)
Other comprehensive income (loss), before tax	(445.2)	196.6	(235.3)
Income tax expense (benefit) related to items of other comprehensive income (loss)	(155.8)	68.8	(82.3)
Other comprehensive income (loss), after tax	(289.4)	127.8	(153.0)
Comprehensive income (loss)	$(314.5)	$102.9	$(169.9)

The accompanying notes are an integral part of these Financial Statements.

C-6

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2013	$2.5	$5,755.5	$634.2	$(2,260.1)	$4,132.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(16.9)	(16.9)
Other comprehensive income (loss), after tax	—	—	(153.0)	—	(153.0)
Total comprehensive income (loss)					(169.9)
Dividends paid and distributions of capital	—	(230.0)	—	—	(230.0)
Employee related benefits	—	0.1	—	—	0.1
Balance as of December 31, 2013	2.5	5,525.6	481.2	(2,277.0)	3,732.3
Comprehensive income (loss):
Net income (loss)	—	—	—	(24.9)	(24.9)
Other comprehensive income (loss), after tax	—	—	127.8	—	127.8
Total comprehensive income (loss)					102.9
Dividends paid and distributions of capital	—	(216.0)	—	—	(216.0)
Employee related benefits	—	1.0	—	—	1.0
Balance as of December 31, 2014	2.5	5,310.6	609.0	(2,301.9)	3,620.2
Comprehensive income (loss):
Net income (loss)	—	—	—	(25.1)	(25.1)
Other comprehensive income (loss), after tax	—	—	(289.4)	—	(289.4)
Total comprehensive income (loss)					(314.5)
Dividends paid and distributions of capital	—	(492.0)	—	—	(492.0)
Employee related benefits	—	2.6	—	—	2.6
Balance as of December 31, 2015	$2.5	$4,821.2	$319.6	$(2,327.0)	$2,816.3

The accompanying notes are an integral part of these Financial Statements.

C-7

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2015, 2014 and 2013 (In millions)

	Year Ended December 31,
	2015	2014	2013
Cash Flows from Operating Activities:
Net income (loss)	$(25.1)	$(24.9)	$(16.9)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(137.4)	(146.6)	(126.9)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	776.9	(96.7)	1,994.4
Net accretion/amortization of discount/premium	10.8	16.0	44.2
Future policy benefits, claims reserves and interest credited	1,452.8	1,145.3	290.3
Deferred income tax expense (benefit)	14.6	27.4	(1.9)
Net realized capital losses	131.6	774.1	2,215.8
Employee related benefits	2.2	(0.3)	0.1
Change in:
Accrued investment income	(15.2)	(3.8)	(11.6)
Reinsurance recoverable	(1,328.3)	(1,195.1)	66.3
Other receivables and asset accruals	18.5	(3.9)	(11.3)
Other reinsurance asset	24.8	7.6	28.2
Due to/from affiliates	(10.2)	—	—
Income tax recoverable	25.5	24.7	(45.2)
Funds held under reinsurance treaties with affiliates	1,046.1	1,924.4	(354.2)
Other payables and accruals	(19.1)	4.8	(13.1)
Other, net	7.5	(10.6)	(50.4)
Net cash provided by operating activities	$1,976.0	$2,442.4	$4,007.8

The accompanying notes are an integral part of these Financial Statements.

C-8

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2015, 2014 and 2013 (In millions)

	Year Ended December 31,
	2015	2014	2013
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$3,752.5	$4,169.4	$6,647.7
Equity securities, available-for-sale	—	0.4	9.0
Mortgage loans on real estate	463.7	562.0	646.6
Limited partnerships/corporations	33.2	33.9	94.8
Acquisition of:
Fixed maturities	(4,553.0)	(4,531.7)	(8,771.0)
Equity securities, available-for-sale	(7.4)	—	(0.6)
Mortgage loans on real estate	(833.1)	(578.8)	(648.9)
Limited partnerships/corporations	(54.6)	(63.2)	(12.1)
Derivatives, net	(128.6)	(969.4)	(2,067.1)
Short-term investments, net	(322.5)	(179.8)	2,119.6
Policy loans, net	7.6	7.5	6.9
Collateral received (delivered), net	160.7	215.2	(719.1)
Other investments, net	0.7	25.0	22.0
Net cash used in investing activities	(1,480.8)	(1,309.5)	(2,672.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,597.1	3,363.0	7,432.8
Maturities and withdrawals from investment contracts	(2,349.3)	(4,484.5)	(8,868.9)
Receipts on deposit contracts	32.7	167.7	432.9
Excess tax benefits on share-based compensation	0.4	1.3	—
Dividends paid and distributions of capital	(492.0)	(216.0)	(230.0)
Net cash provided by (used in) financing activities	(211.1)	(1,168.5)	(1,233.2)
Net increase (decrease) in cash and cash equivalents	284.1	(35.6)	102.4
Cash and cash equivalents, beginning of period	362.4	398.0	295.6
Cash and cash equivalents, end of period	$646.5	$362.4	$398.0
Supplemental cash flow information:
Income taxes paid (received), net	$(93.9)	$44.3	$232.5
Interest paid	28.2	28.2	28.2
Non-cash investing and financing activities:
Securities received from affiliate under reinsurance agreements	$716.6	$—	$—

The accompanying notes are an integral part of these Financial Statements.

C-9

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Insurance and Annuity Company ("VIAC" or "the Company") is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. VIAC is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. announced plans to rebrand as Voya Financial. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership of Voya Financial, Inc. to 57%.

Throughout 2014, ING Group completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial, Inc. in a series of registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 19,447,847 shares of its common stock from ING Group. As of the end of 2014, ING Group's ownership of Voya Financial, Inc. had been reduced to approximately 19%.

In March of 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group.

As a result of these transactions, ING Group satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments.

VIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers various insurance products, including fixed and indexed annuities, investment-only products and payout annuities for pre-retirement wealth accumulation and postretirement income management. The Company's annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company stopped actively writing new retail variable annuity products with substantial guarantee features in early 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited in VIAC variable annuities as add-on premiums to existing contracts.

The Company has historically issued guaranteed investment contracts and funding agreements (collectively referred to as "GICs"), primarily to institutional investors and corporate benefit plans. In 2009, the Company made a strategic decision to run-off the assets and liabilities in the GIC business over time. New GIC contracts may be issued on a limited basis to replace maturing contracts.

The Company has one operating segment.

C-10

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;

•	Deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA, DSI and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

C-11

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

C-12

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of FHLB stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis.This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not, it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

C-13

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method

C-14

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within coinsurance with funds withheld arrangements are reported with the host contract in Deposits and reinsurance recoverable or Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs

C-15

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. (See also "Sales Inducements" below.) DAC, VOBA and DSI are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life ("UL") and variable universal life ("VUL") contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC, VOBA, DSI, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC, VOBA and DSI on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC, VOBA or DSI are not deemed recoverable from future gross profits, charges will be applied against the DAC, VOBA or DSI balances before an additional reserve is established.

During the year ended December 31, 2015, the Company's reviews resulted in loss recognition of $342.0 before income taxes, of which $276.9 and $65.1 was recorded to Net amortization of DAC and VOBA and Interest credited and other benefits to contract owners, respectively, in the Statements of Operations, with a corresponding decrease on the Balance Sheets to Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract owners.

In assessing loss recognition related to DAC, VOBA and DSI, the Company must select an approach for aggregating different blocks of business in the loss recognition calculation. In the first quarter of 2013, the Company updated the aggregation approach used in assessment of such loss recognition. This change in estimate was due to certain organizational changes that commenced in the first quarter of 2013, which resulted in changes to how the Company manages the variable annuity business that is no longer actively marketed. As a result of this estimate change, the Company recognized loss recognition of $350.8 before taxes during the first quarter of 2013. This amount was recorded in the Statements of Operations as $306.0 to Net amortization of deferred policy acquisition costs and value of business acquired and $44.8 to Interest credited and other benefits to contract owners/policyholders, with a corresponding decrease in the Balance Sheets to Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC, VOBA and DSI related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC, VOBA and DSI related to the replaced contracts are written off to the same account in which amortization is reported in the Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC, VOBA and DSI balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market

C-16

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include mortality, and for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to mortality and estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The Company defers sales inducements and amortizes DSI over the estimated lives of the related contracts using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in Interest credited and other benefits to contract owners in the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

•
Reserves for traditional life insurance contracts (term insurance, participating and non-participating whole life insurance and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses and persistency are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 2.3% to 7.2%.

•
Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 7.5%.

Although assumptions are "locked-in" upon the issuance of traditional life insurance contracts, certain accident and health insurance contracts and payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation. During the year ended December 31, 2015, the Company established premium deficiency reserves of $126.0 million before tax related to certain payout annuity contracts, which was recorded as an increase in Policyholder benefits and contract owner balances with a corresponding increase in Deposits and reinsurance recoverable, as the reserves are ceded to an affiliate on a 100% coinsurance and coinsurance funds withheld basis. The establishment of this premium deficiency reserve had no impact in the Statements of Operations for the year ended December 31, 2015.

C-17

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Owner Account Balances
Contract owner account balances relate to universal life-type and investment-type contracts, as follows:

•
Account balances for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

•	Account balances for universal life-type contracts, including VUL, are equal to cumulative deposits, less charges, withdrawals and account values released upon death, plus credited interest thereon.

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to

8.0% for the years 2015, 2014 and 2013. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life-type products and certain variable annuity guaranteed benefits. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Universal and Variable Life: Reserves for UL and VUL secondary guarantees and paid-up guarantees are calculated by estimating the expected value of death benefits payable and recognizing those benefits ratably over the accumulation period based on total expected assessments. The reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years. Assumptions used, such as the interest rate, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. Reserves for UL and VUL secondary guarantees and paid-up guarantees are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the DAC model for the period. The calculated reserve includes provisions for UL contracts that produce expected gains from the insurance benefit function followed by losses from that function in later years. Additional reserves are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

GMDB and GMIB: Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. In addition, the reserve for the GMIB incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable guarantees ("in the money"), where the notional benefit amount is in excess of the account value. Reserves for GMDB and GMIB are recorded in Future policy benefits and contract owner account balances on the Balance Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Most contracts issued on or before December 31, 1999 with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk associated with such guarantees. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedge program to mitigate the risks associated with these guarantees, which do not qualify for hedge accounting. The variable annuity guarantee hedge program is based on the Company entering into derivative positions to offset such exposures to GMDB and GMIB due to adverse changes in the equity markets.

C-18

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

GMAB, GMWB, GMWBL and FIA: The Company also issues certain products which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWB"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Balance Sheets, with changes in estimated fair value, along with attributed fees collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

At inception of the GMAB, GMWB and GMWBL contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception, the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits, minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.).

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Certain FIA contracts contain guaranteed withdrawal benefit provisions.  Reserves for these benefits are calculated by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.

The liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks. The discount rate used to determine the fair value of the liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives includes an adjustment to reflect the risk that these obligations will not be fulfilled (“nonperformance risk”).

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations, and the Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-19

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance Sheets. Discounts, premiums and direct and incremental costs are amortized as a component of Interest expense in the Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in Premiums in the Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations when incurred.

Amounts received as payment for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its Financial Statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and

C-20

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as the dividends received deduction which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Financial Statements. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is

C-21

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

Short-duration: For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements of Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Deposits and reinsurance recoverable on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company has entered into combined coinsurance and coinsurance funds withheld reinsurance arrangements that contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld payable under the agreements.

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver Insurance Company ("SLD") and Security Life of Denver International Limited ("SLDI") primarily related to GICs, SLD related to fixed annuities and UL policies and SLDI related to variable annuities. SLDI re-domesticated from the Cayman Islands to the State of Arizona, effective December 20, 2013. SLDI was approved as an Arizona-domiciled captive reinsurer by the Arizona Department of Insurance.

Participating Insurance

Participating business approximates 13.5% of the Company's ordinary life insurance in force and 30.1% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $8.6, $8.6 and $9.1, were incurred during the years ended December 31, 2015, 2014 and 2013, respectively.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-22

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Repurchase Agreements
In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-11, "Transfers and Servicing (Accounting Standards Codification ("ASC") Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This results in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 were adopted by the Company on January 1, 2015, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which were adopted April 1, 2015. The adoption of the January 1, 2015 provisions had no effect on the Company's financial condition, results of operations or cash flows. The disclosures required by ASU 2014-11 are included in the Investments Note to these Financial Statements.

Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.

The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.

The provisions of ASU 2014-08 were adopted prospectively by the Company on January 1, 2015. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Future Adoption of Accounting Pronouncements

Financial Instruments
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 should be reported on a modified retrospective basis, with a cumulative-effect adjustment to balance sheet as of the beginning of the year of adoption, except for certain provisions that should be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-01.

C-23

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Short-Duration Contracts
In May 2015, the FASB issued ASU 2015-09, "Financial Services - Insurance (ASC Topic 944): Disclosures about Short-Duration Contracts" ("ASU 2015-09"), which requires insurance entities to disclose for annual reporting periods information about the liability for unpaid claims and claim adjustment expenses and about significant changes in methodologies and assumptions used to calculate the liability for unpaid claims and claims adjustment expenses. The standard also requires entities to disclose, for annual and interim reporting periods, a rollforward of the liability for unpaid claims and claim adjustment expenses.

The provisions of ASU 2015-09 are effective, retrospectively, for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2015-09.

Consolidation
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar legal entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The provisions of ASU 2015-02 are effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015, with early adoption permitted, using either a retrospective or modified retrospective approach. The Company plans to adopt the provisions of ASU 2015-02 on January 1, 2016 using the modified retrospective approach, and does not expect ASU 2015-02 to have an impact on the Company's financial condition or results of operations, but to impact disclosures only.

Hybrid Financial Instruments
In November 2014, the FASB issued ASU 2014-16, “Derivatives and Hedging (ASC Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which requires an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including all embedded derivative features.

The provisions of ASU 2014-16 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted. Initial adoption of ASU 2014-16 may be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, or on a full retrospective basis, with application to all prior periods presented. The Company does not expect ASU 2014-16 to have an impact on the Company's financial condition, results of operations or cash flows.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

In August 2015, the FASB issued ASU 2015-14 to amend the effective date of ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted as of the original effective date, which was January 1, 2017. The provisions of ASU 2014-09 are effective retrospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.

C-24

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2015:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$992.7	$70.2	$4.2	$—	$1,058.7	$—
U.S. Government agencies and authorities	79.4	2.8	0.3	—	81.9	—
State, municipalities and political subdivisions	359.1	6.6	5.2	—	360.5	—
U.S. corporate public securities	10,718.9	389.2	236.2	—	10,871.9	4.5
U.S. corporate private securities	2,365.0	74.3	44.9	—	2,394.4	—
Foreign corporate public securities and foreign governments (1)	2,826.9	67.3	101.2	—	2,793.0	—
Foreign corporate private securities (1)	2,592.9	95.0	61.9	—	2,626.0	—

Residential mortgage-backed securities:
Agency	1,525.4	81.2	5.8	14.9	1,615.7	—
Non-Agency	221.4	43.9	2.1	6.2	269.4	19.5
Total Residential mortgage-backed securities	1,746.8	125.1	7.9	21.1	1,885.1	19.5
Commercial mortgage-backed securities	1,311.0	35.8	3.4	—	1,343.4	—
Other asset-backed securities	257.6	11.3	5.6	—	263.3	0.3

Total fixed maturities, including securities pledged	23,250.3	877.6	470.8	21.1	23,678.2	24.3
Less: Securities pledged	633.3	52.2	13.1	—	672.4	—
Total fixed maturities	22,617.0	825.4	457.7	21.1	23,005.8	24.3
Equity securities	15.4	3.8	—	—	19.2	—
Total fixed maturities and equity securities investments	$22,632.4	$829.2	$457.7	$21.1	$23,025.0	$24.3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$843.0	$83.9	$0.8	$—	$926.1	$—
U.S. Government agencies and authorities	78.9	4.5	—	—	83.4	—
State, municipalities and political subdivisions	155.4	9.1	0.1	—	164.4	—
U.S. corporate public securities	9,651.4	692.9	36.7	—	10,307.6	4.8
U.S. corporate private securities	2,026.9	121.7	7.8	—	2,140.8	—
Foreign corporate public securities and foreign governments (1)	2,716.9	134.6	26.4	—	2,825.1	—
Foreign corporate private securities (1)	2,683.6	173.8	6.7	—	2,850.7	—

Residential mortgage-backed securities
Agency	1,589.5	96.2	4.9	18.5	1,699.3	—
Non-Agency	292.3	53.5	2.3	7.7	351.2	25.8
Total Residential mortgage-backed securities	1,881.8	149.7	7.2	26.2	2,050.5	25.8
Commercial mortgage-backed securities	1,531.7	96.5	0.7	—	1,627.5	—
Other asset-backed securities	292.7	15.2	7.0	—	300.9	0.3

Total fixed maturities, including securities pledged	21,862.3	1,481.9	93.4	26.2	23,277.0	30.9
Less: Securities pledged	567.3	62.2	2.7	—	626.8	—
Total fixed maturities	21,295.0	1,419.7	90.7	26.2	22,650.2	30.9
Equity securities	3.1	3.6	—	—	6.7	—
Total fixed maturities and equity securities investments	$21,298.1	$1,423.3	$90.7	$26.2	$22,656.9	$30.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-26

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2015, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$375.0	$378.4
After one year through five years	5,189.8	5,328.3
After five years through ten years	8,938.9	8,901.8
After ten years	5,431.2	5,577.9
Mortgage-backed securities	3,057.8	3,228.5
Other asset-backed securities	257.6	263.3
Fixed maturities, including securities pledged	$23,250.3	$23,678.2

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2015 and 2014, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2015
Communications	$1,147.2	$64.9	$17.9	$1,194.2
Financial	2,798.2	108.8	22.1	2,884.9
Industrial and other companies	8,778.0	282.1	165.9	8,894.2
Energy	2,357.3	32.2	175.9	2,213.6
Utilities	2,500.6	113.6	31.2	2,583.0
Transportation	571.8	17.0	13.8	575.0
Total	$18,153.1	$618.6	$426.8	$18,344.9

December 31, 2014
Communications	$1,081.6	$122.1	$0.9	$1,202.8
Financial	2,451.3	175.0	1.6	2,624.7
Industrial and other companies	8,148.0	468.6	36.1	8,580.5
Energy	2,434.0	120.4	27.5	2,526.9
Utilities	2,145.0	188.1	4.1	2,329.0
Transportation	490.9	36.9	1.7	526.1
Total	$16,750.8	$1,111.1	$71.9	$17,790.0

C-27

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2015 and 2014, approximately 46.6% and 41.7%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2015 and 2014, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2015 and 2014, the fair value of loaned securities was $147.9 and $121.2, respectively, and is included in Securities pledged on the Balance Sheets. As of December 31, 2015 and 2014, collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $153.6 and $125.4, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Balance Sheets. As of December 31, 2015 and 2014, liabilities to return collateral of $153.6 and $125.4, respectively, is included in Payables under securities loan agreements, including collateral held on the Balance Sheets.

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2015	December 31, 2014
U.S. Treasuries	$—	$25.3
U.S. Government agencies and authorities	—	1.0
U.S. corporate public securities	73.5	70.2
Foreign corporate public securities and foreign governments	80.1	28.9
Payables under securities loan agreements	$153.6	$125.4

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

C-28

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $1.2 and $1.8 as of December 31, 2015 and 2014, respectively, is included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Statements of Operations. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-29

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2015:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$311.6	$4.2		$—	$—	$—	$—	$311.6	$4.2
U.S. Government agencies and authorities	49.3	0.3		—	—	—	—	49.3	0.3
State, municipalities and political subdivisions	116.9	1.3		98.9	3.9	—	—	215.8	5.2
U.S. corporate public securities	1,973.2	63.0		2,250.3	140.7	136.1	32.5	4,359.6	236.2
U.S. corporate private securities	362.0	9.7		369.5	28.2	34.3	7.0	765.8	44.9
Foreign corporate public securities and foreign governments	815.3	28.0		416.3	45.7	134.0	27.5	1,365.6	101.2
Foreign corporate private securities	492.8	40.6		194.5	14.3	23.0	7.0	710.3	61.9
Residential mortgage-backed	145.8	1.0		94.1	1.7	150.8	5.2	390.7	7.9
Commercial mortgage-backed	236.2	1.9		25.2	0.8	0.7	0.7	262.1	3.4
Other asset-backed	13.5	—	*	—	—	76.7	5.6	90.2	5.6
Total	$4,516.6	$150.0		$3,448.8	$235.3	$555.6	$85.5	$8,521.0	$470.8
* Less than $0.1.

C-30

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$25.6	$—	*	$—	$—		$36.6	$0.8	$62.2	$0.8
U.S. Government agencies and authorities	1.8	—	*	—	—		—	—	1.8	—	*
State, municipalities and political subdivisions	23.1	0.1		—	—		—	—	23.1	0.1
U.S. corporate public securities	727.0	13.8		20.5	0.4		833.9	22.5	1,581.4	36.7
U.S. corporate private securities	114.8	1.6		9.9	0.1		104.7	6.1	229.4	7.8
Foreign corporate public securities and foreign governments	558.9	20.5		20.0	0.8		112.2	5.1	691.1	26.4
Foreign corporate private securities	180.4	3.2		—	—		26.3	3.5	206.7	6.7
Residential mortgage-backed	122.8	0.6		26.0	0.3		322.5	6.3	471.3	7.2
Commercial mortgage-backed	34.7	0.3		1.6	0.4		—	—	36.3	0.7
Other asset-backed	12.6	—	*	0.8	—	*	97.0	7.0	110.4	7.0
Total	$1,801.7	$40.1		$78.8	$2.0		$1,533.2	$51.3	$3,413.7	$93.4
*Less than $0.1.

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 86.6% and 96.8% of the average book value as of December 31, 2015 and 2014, respectively.

C-31

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2015
Six months or less below amortized cost	$4,611.3	$468.6	$131.4	$131.5	758	93
More than six months and twelve months or less below amortized cost	3,445.1	—	171.2	—	524	—
More than twelve months below amortized cost	450.4	16.4	32.4	4.3	158	3
Total	$8,506.8	$485.0	$335.0	$135.8	1,440	96

December 31, 2014
Six months or less below amortized cost	$1,844.0	$33.9	$39.7	$7.6	368	8
More than six months and twelve months or less below amortized cost	117.3	—	5.5	—	35	—
More than twelve months below amortized cost	1,509.4	2.5	40.1	0.5	236	1
Total	$3,470.7	$36.4	$85.3	$8.1	639	9

C-32

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses			Number of Securities
	< 20%	> 20%		< 20%	> 20%		< 20%	> 20%
December 31, 2015
U.S. Treasuries	$315.8	$—		$4.2	$—		8	—
U.S. Government agencies and authorities	49.6	—		0.3	—		1	—
State, municipalities and political subdivisions	221.0	—		5.2	—		117	—
U.S. corporate public securities	4,316.2	279.6		159.1	77.1		681	57
U.S. corporate private securities	769.5	41.2		33.3	11.6		90	4
Foreign corporate public securities and foreign governments	1,343.5	123.3		66.6	34.6		251	26
Foreign corporate private securities	734.2	38.0		50.4	11.5		81	5
Residential mortgage-backed	398.6	—	*	7.9	—	*	141	2
Commercial mortgage-backed	264.1	1.4		2.7	0.7		33	1
Other asset-backed	94.3	1.5		5.3	0.3		37	1
Total	$8,506.8	$485.0		$335.0	$135.8		1,440	96

December 31, 2014
U.S. Treasuries	$63.0	$—		$0.8	$—		4	—
U.S. Government agencies and authorities	1.8	—		—	—		1	—
State, municipalities and political subdivisions	23.2	—		0.1	—		8	—
U.S. corporate public securities	1,617.3	0.8		36.5	0.2		257	2
U.S. corporate private securities	223.7	13.5		4.6	3.2		30	1
Foreign corporate public securities and foreign governments	710.0	7.5		24.7	1.7		147	2
Foreign corporate private securities	205.0	8.4		5.0	1.7		19	1
Residential mortgage-backed	478.5	—		7.2	—		125	—
Commercial mortgage-backed	35.0	2.0		0.3	0.4		9	1
Other asset-backed	113.2	4.2		6.1	0.9		39	2
Total	$3,470.7	$36.4		$85.3	$8.1		639	9
*Less than $0.1.

C-33

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2015 and 2014, the Company had no new troubled debt restructurings for private placement bonds or commercial mortgage loans.

As of December 31, 2015, the Company held 8 commercial mortgage troubled debt restructured loans with a carrying value of $3.7. These 8 commercial mortgage loans were restructured in August 2013 with a pre-modification and post modification carrying value of $11.6. These loans represent what remains of an initial portfolio of 20 restructures with a pre-modification and post modification carrying value of $24.6. This portfolio of loans is comprised of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2015, this portfolio of loans has repaid $20.9 in principal.

As of December 31, 2015 and 2014, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

C-34

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2015			December 31, 2014
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$3.7	$3,308.2	$3,311.9	$17.1	$2,838.1	$2,855.2
Collective valuation allowance for losses	N/A	(1.0)	(1.0)	N/A	(0.8)	(0.8)
Total net commercial mortgage loans	$3.7	$3,307.2	$3,310.9	$17.1	$2,837.3	$2,854.4
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2015 and 2014.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2015	December 31, 2014
Collective valuation allowance for losses, balance at January 1	$0.8	$1.1
Addition to (reduction of) allowance for losses	0.2	(0.3)
Collective valuation allowance for losses, end of period	$1.0	$0.8

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2015	December 31, 2014
Impaired loans without allowances for losses	$3.7	$17.1
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$3.7	$17.1
Unpaid principal balance of impaired loans	$3.7	$17.1

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2015	December 31, 2014
Troubled debt restructured loans	$3.7	$17.1

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2015 and 2014.

There were two loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2015, with a total amortized cost of $2.1. There were no loans in arrears, with respect to principal and interest as of December 31, 2014.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Impaired loans, average investment during the period (amortized cost) (1)	$10.4	$20.2	$11.7
Interest income recognized on impaired loans, on an accrual basis (1)	0.5	1.1	0.7
Interest income recognized on impaired loans, on a cash basis (1)	0.6	1.0	0.7
Interest income recognized on troubled debt restructured loans, on an accrual basis	0.5	1.1	0.7
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative

C-35

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2015(1)	December 31, 2014(1)
Loan-to-Value Ratio:
0% - 50%	$399.9	$367.2
>50% - 60%	927.9	674.2
>60% - 70%	1,772.0	1,671.0
>70% - 80%	207.0	136.4
>80% and above	5.1	6.4
Total Commercial mortgage loans	$3,311.9	$2,855.2
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2015(1)	December 31, 2014(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,569.3	$2,085.8
>1.25x - 1.5x	505.3	397.3
>1.0x - 1.25x	145.6	282.4
Less than 1.0x	40.4	85.9
Commercial mortgage loans secured by land or construction loans	51.3	3.8
Total Commercial mortgage loans	$3,311.9	$2,855.2
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2015(1)		December 31, 2014(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$763.0	23.0%	$673.0	23.6%
South Atlantic	792.5	23.9%	597.6	20.9%
Middle Atlantic	467.2	14.1%	395.6	13.9%
West South Central	388.8	11.7%	386.2	13.5%
Mountain	334.1	10.1%	277.5	9.7%
East North Central	324.2	9.8%	281.1	9.8%
New England	58.2	1.8%	37.4	1.3%
West North Central	117.6	3.6%	122.2	4.3%
East South Central	66.3	2.0%	84.6	3.0%
Total Commercial mortgage loans	$3,311.9	100.0%	$2,855.2	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-36

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2015(1)		December 31, 2014(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,125.1	33.9%	$932.9	32.7%
Industrial	788.3	23.8%	806.8	28.3%
Apartments	615.2	18.6%	508.6	17.8%
Office	535.6	16.2%	340.1	11.9%
Hotel/Motel	83.3	2.5%	83.3	2.9%
Mixed Use	29.9	0.9%	80.2	2.8%
Other	134.5	4.1%	103.3	3.6%
Total Commercial mortgage loans	$3,311.9	100.0%	$2,855.2	100.0%
(1)Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2015(1)	December 31, 2014(1)
Year of Origination:
2015	$810.1	$—
2014	557.9	540.1
2013	624.7	628.7
2012	232.8	282.0
2011	460.4	601.0
2010	100.9	109.3
2009 and prior	525.1	694.1
Total Commercial mortgage loans	$3,311.9	$2,855.2
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-37

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2015			2014		2013
	Impairment		No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$11.0		10	$1.4	2	$—	—
Foreign corporate public securities and foreign governments (1)	18.2		6	0.6	4	—	—
Foreign corporate private securities (1)	0.5		1	—	—	1.4	1
Residential mortgage-backed	2.7		27	2.8	39	7.5	57
Commercial mortgage-backed	0.4		2	0.1	2	0.3	2
Other asset-backed	—		—	0.5	2	1.1	3
Equity	—	*	1	0.3	2	—	—
Total	$32.8		47	$5.7	51	$10.3	63
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The above tables include $7.3, $3.7 and $6.4 of write-downs related to credit impairments for the years ended December 31, 2015, 2014 and 2013, respectively, in Other-than-temporary impairments, which are recognized in the Statements of Operations. The remaining $25.5, $2.0 and $3.9, for the years ended December 31, 2015, 2014 and 2013, respectively, are related to intent impairments.

C-38

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2015		2014		2013
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$11.0	9	$1.2	2	$—	—
Foreign corporate public securities and foreign governments (1)	14.0	5	0.6	4	—	—
Foreign corporate private securities (1)	—	—	—	—	—	—
Residential mortgage-backed	0.1	4	0.1	5	3.6	12
Commercial mortgage-backed	0.4	2	0.1	2	0.3	2
Other asset-backed	—	—	—	—	—	—
Equity	—	—	—	—	—	—
Total	$25.5	20	$2.0	13	$3.9	14
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Balance at January 1	$33.1	$42.1	$47.9
Additional credit impairments:
On securities not previously impaired	—	0.4	0.5
On securities previously impaired	1.8	3.0	3.8
Reductions:
Increase in cash flows	0.4	0.5	—
Securities sold, matured, prepaid or paid down	7.3	11.9	10.1
Balance at December 31	$27.2	$33.1	$42.1

C-39

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Fixed maturities	$1,169.5	$1,121.7	$1,075.8
Equity securities, available-for-sale	2.1	2.4	3.6
Mortgage loans on real estate	165.0	145.6	152.9
Policy loans	4.7	5.0	5.7
Short-term investments and cash equivalents	0.3	0.8	0.4
Other	18.3	39.9	79.7	(1)
Gross investment income	1,359.9	1,315.4	1,318.1
Less: investment expenses	54.4	50.7	50.9
Net investment income	$1,305.5	$1,264.7	$1,267.2
(1) Includes $42.4 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value.

As of December 31, 2015 and 2014, the Company had $1.7 and $0.2, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Fixed maturities, available-for-sale, including securities pledged	$(37.5)	$2.4	$(11.4)
Fixed maturities, at fair value option	(98.0)	(50.0)	(89.0)
Equity securities, available-for-sale	—	(0.1)	—
Derivatives	(86.8)	(33.8)	(3,050.2)
Embedded derivatives - fixed maturities	(5.0)	(2.7)	(24.3)
Guaranteed benefit derivatives	95.8	(708.4)	961.7
Other investments	(0.1)	18.5	(2.6)
Net realized capital gains (losses)	$(131.6)	$(774.1)	$(2,215.8)
After-tax net realized capital gains (losses)	$(85.6)	$(503.2)	$(1,440.3)

C-40

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Proceeds on sales	$1,700.4	$2,436.1	$4,548.9
Gross gains	24.7	21.9	41.6
Gross losses	35.6	26.3	27.0

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

C-41

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To-Be-Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses put options to manage the equity, interest rate and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits and/or to mitigate certain rebalancing costs resulting from increased volatility. The Company also uses call options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits and/or to mitigate certain rebalancing costs resulting from increased volatility. An increase in the equity volatility results in a higher valuations of such liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-42

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2015			December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18.2	$0.5	$—	$7.7	$0.4	$—
Foreign exchange contracts	57.1	11.7	—	57.1	7.9	—
Fair value hedges:
Interest rate contracts	295.1	0.8	5.9	299.1	2.1	7.8
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	27,139.0	529.5	114.9	23,792.7	434.2	98.5
Foreign exchange contracts	967.0	30.9	12.3	1,032.0	22.5	8.2
Equity contracts	19,062.4	223.7	65.6	20,610.5	420.2	209.8
Credit contracts	1,230.0	2.3	5.9	1,220.0	4.1	16.3
Embedded derivatives:
Within fixed maturity investments	N/A	21.1	—	N/A	26.2	—
Within products	N/A	—	3,628.1	N/A	—	3,488.8
Within reinsurance agreements	N/A	(15.6)	10.2	N/A	9.6	211.0
Total		$804.9	$3,842.9		$927.2	$4,040.4
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2015 and 2014. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-43

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$1,230.0	$2.3	$5.9
Equity contracts	11,528.3	167.5	53.9
Foreign exchange contracts	1,024.1	42.6	12.3
Interest rate contracts	24,030.4	530.8	120.1
		743.2	192.2
Counterparty netting(1)		(184.6)	(184.6)
Cash collateral netting(1)		(427.3)	(5.9)
Securities collateral netting(1)		(12.5)	(1.7)
Net receivables/payables		$118.8	$—
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$1,220.0	$4.1	$16.3
Equity contracts	13,184.3	317.1	201.7
Foreign exchange contracts	1,089.1	30.4	8.2
Interest rate contracts	24,099.5	436.7	106.3
		788.3	332.5
Counterparty netting(1)		(311.1)	(311.1)
Cash collateral netting(1)		(267.3)	(19.3)
Securities collateral netting(1)		(130.4)	(2.1)
Net receivables/payables		$79.5	$—
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2015, the Company held $423.0 and $0.4 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2014, the Company held $268.5 of net cash collateral and pledged $5.8 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2015, the Company delivered $524.5 of securities and held $12.9 of securities as collateral. As of December 31, 2014, the Company delivered $505.6 of securities and held $130.5 of securities as collateral.

C-44

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Derivatives: Qualifying for hedge accounting(1):
Cash flow hedges:
Interest rate contracts	$0.3	$0.2	$—	*
Foreign exchange contracts	0.8	0.7	0.2
Fair value hedges:
Interest rate contracts	(3.6)	(12.9)	15.6
Derivatives: Non-qualifying for hedge accounting(2):
Interest rate contracts	135.4	797.0	(920.0)
Foreign exchange contracts	56.8	91.8	53.6
Equity contracts	(277.3)	(911.4)	(2,204.2)
Credit contracts	0.8	0.8	4.6
Embedded derivatives:
Within fixed maturity investments(2)	(5.0)	(2.7)	(24.3)
Within products(2)	95.8	(708.4)	961.7
Within reinsurance agreements(3)	175.6	(231.1)	311.3
Total	$179.6	$(976.0)	$(1,801.5)
*Less than $0.1.
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2015, 2014 and 2013, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company's portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2015, the fair values of credit default swaps of $2.3 and $5.9 were included in Derivatives assets and Derivatives liabilities, respectively, on the Balance Sheets. As of December 31, 2014, the fair value of credit default swaps of $4.1 and $16.3 were included in Derivatives assets and Derivatives liabilities, respectively, on the Balance Sheets. As of December 31, 2015, and 2014, the maximum potential future net exposure to the Company was $220.0 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.	Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest

C-45

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-46

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,049.2	$9.5	$—	$1,058.7
U.S. Government agencies and authorities	—	81.9	—	81.9
State, municipalities and political subdivisions	—	360.5	—	360.5
U.S. corporate public securities	—	10,871.2	0.7	10,871.9
U.S. corporate private securities	—	2,067.1	327.3	2,394.4
Foreign corporate public securities and foreign governments(1)	—	2,791.8	1.2	2,793.0
Foreign corporate private securities(1)	—	2,481.0	145.0	2,626.0
Residential mortgage-backed securities	—	1,856.5	28.6	1,885.1
Commercial mortgage-backed securities	—	1,331.3	12.1	1,343.4
Other asset-backed securities	—	252.0	11.3	263.3
Total fixed maturities, including securities pledged	1,049.2	22,102.8	526.2	23,678.2
Equity securities, available-for-sale	12.5	—	6.7	19.2
Derivatives:
Interest rate contracts	—	530.8	—	530.8
Foreign exchange contracts	—	42.6	—	42.6
Equity contracts	56.2	161.8	5.7	223.7
Credit contracts	—	2.3	—	2.3
Embedded derivative on reinsurance	—	(15.6)	—	(15.6)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,947.2	1.4	—	1,948.6
Assets held in separate accounts	33,355.5	—	—	33,355.5
Total assets	$36,420.6	$22,826.1	$538.6	$59,785.3
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$1,779.1	$1,779.1
GMAB / GMWB / GMWBL	—	—	1,849.0	1,849.0
Other derivatives:
Interest rate contracts	0.7	120.1	—	120.8
Foreign exchange contracts	—	12.3	—	12.3
Equity contracts	11.7	53.9	—	65.6
Credit contracts	—	5.9	—	5.9
Embedded derivative on reinsurance	—	10.2	—	10.2
Total liabilities	$12.4	$202.4	$3,628.1	$3,842.9
(1) Primarily U.S. dollar denominated

C-47

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$916.6	$9.5	$—	$926.1
U.S. Government agencies and authorities	—	83.4	—	83.4
State, municipalities and political subdivisions	—	164.4	—	164.4
U.S. corporate public securities	—	10,253.8	53.8	10,307.6
U.S. corporate private securities	—	1,880.6	260.2	2,140.8
Foreign corporate public securities and foreign governments(1)	—	2,825.1	—	2,825.1
Foreign corporate private securities(1)	—	2,703.4	147.3	2,850.7
Residential mortgage-backed securities	—	2,019.2	31.3	2,050.5
Commercial mortgage-backed securities	—	1,627.5	—	1,627.5
Other asset-backed securities	—	300.0	0.9	300.9
Total fixed maturities, including securities pledged	916.6	21,866.9	493.5	23,277.0
Equity securities, available-for-sale	6.7	—	—	6.7
Derivatives:
Interest rate contracts	—	436.7	—	436.7
Foreign exchange contracts	—	30.4	—	30.4
Equity contracts	103.1	285.9	31.2	420.2
Credit contracts	—	4.1	—	4.1
Embedded derivative on reinsurance	—	9.6	—	9.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,277.5	—	1.8	1,279.3
Assets held in separate accounts	38,547.7	—	—	38,547.7
Total assets	$40,851.6	$22,633.6	$526.5	$64,011.7
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$1,924.4	$1,924.4
GMAB / GMWB / GMWBL	—	—	1,564.4	1,564.4
Other derivatives:
Interest rate contracts	—	106.3	—	106.3
Foreign exchange contracts	—	8.2	—	8.2
Equity contracts	8.1	201.7	—	209.8
Credit contracts	—	16.3	—	16.3
Embedded derivative on reinsurance	—	211.0	—	211.0
Total liabilities	$8.1	$543.5	$3,488.8	$4,040.4
(1) Primarily U.S. dollar denominated

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to

C-48

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument.  The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial

C-49

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

pricing service.  When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.  As of December 31, 2015, $504.8 and $18.6 billion of a total fair value of $23.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2014, $467.8 and $18.1 billion of a total fair value of $23.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor.  The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices.  These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

C-50

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed benefit derivatives: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The indexed-crediting feature in the Company's FIA contracts is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment to reflect nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2015 and 2014.  The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-51

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2015
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate public securities	53.8	—	(0.1)	0.2	—	—	—	—	(53.2)	0.7	—
U.S. corporate private securities	260.2	(0.1)	(11.9)	111.3	—	(2.6)	(73.3)	43.7	—	327.3	(0.1)
Foreign corporate public securities and foreign governments(1)	—	(4.2)	(0.3)	—	—	—	(5.1)	10.8	—	1.2	(4.2)
Foreign corporate private securities(1)	147.3	(0.5)	(3.4)	9.4	—	—	(40.2)	32.4	—	145.0	(0.7)
Residential mortgage-backed securities	31.3	(1.1)	(0.5)	—	—	—	(0.3)	1.8	(2.6)	28.6	(1.1)
Commercial mortgage-backed securities	—	—	(0.1)	15.0	—	—	(2.8)	—	—	12.1	—
Other asset-backed securities	0.9	—	—	11.9	—	—	(0.7)	16.5	(17.3)	11.3	—
Total fixed maturities, including securities pledged	493.5	(5.9)	(16.3)	147.8	—	(2.6)	(122.4)	105.2	(73.1)	526.2	(6.1)
Equity securities, available-for-sale	—	—	0.2	6.5	—	—	—	—	—	6.7	—
Derivatives:
Guaranteed benefit derivatives:
FIA(2)	(1,924.4)	228.7	—	—	(255.2)	—	171.8	—	—	(1,779.1)	—
GMWB/GMAB/GMWBL(2)	(1,564.4)	(132.9)	—	—	(152.3)	—	0.6	—	—	(1,849.0)	—
Other derivatives, net	31.2	(29.8)	—	21.6	—	—	(17.3)	—	—	5.7	(25.5)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1.8	—	—	—	—	—	(1.8)	—	—	—	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-52

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2014
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$4.2	$—	$—	$—	$—	$—	$—	$—	$(4.2)	$—	$—
U.S. corporate public securities	41.9	(0.1)	0.1	7.7	—	—	(20.2)	24.4	—	53.8	(0.2)
U.S. corporate private securities	48.5	(0.1)	(3.8)	70.2	—	—	(23.9)	169.3	—	260.2	(0.1)
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	24.6	(0.1)	(7.8)	24.0	—	—	(8.5)	122.8	(7.7)	147.3	(0.1)
Residential mortgage-backed securities	27.6	(2.3)	0.5	2.9	—	—	(1.5)	8.8	(4.7)	31.3	(2.2)
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	22.0	3.2	(2.9)	—	—	—	(15.2)	—	(6.2)	0.9	—
Total fixed maturities, including securities pledged	168.8	0.6	(13.9)	104.8	—	—	(69.3)	325.3	(22.8)	493.5	(2.6)
Equity securities, available-for-sale	—	(0.3)	0.3	—	—	—	—	—	—	—	(0.3)
Derivatives:
Guaranteed benefit derivatives:
FIA(2)	(1,693.5)	(195.5)	—	—	(166.2)	—	130.8	—	—	(1,924.4)	—
GMWB/GMAB/GMWBL(2)	(901.0)	(512.9)	—	—	(151.2)	—	0.7	—	—	(1,564.4)	—
Other derivatives, net	57.0	31.6	—	22.7	—	—	(80.1)	—	—	31.2	(25.8)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	—	—	—	1.8	—	—	—	—	—	1.8	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-53

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2015 and 2014, the transfers in and out of Level 3 for fixed maturities and equity securities, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity and interest rate implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals. Such inputs are monitored quarterly.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity/Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the equity indices and swap rates for GMAB, GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-54

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2015:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.1% to 18%		0.1% to 18%		—
Correlations between:
Equity Funds	48% to 98%		48% to 98%		—
Equity and Fixed Income Funds	-38% to 62%		-38% to 62%		—
Interest Rates and Equity Funds	-32% to 16%		-32% to 16%		—
Nonperformance risk	0.23% to 1.3%		0.23% to 1.3%		0.23% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 10%
Lapses	0.08% to 22%	(3)(4)	0.08% to 25%	(3)(4)	0% to 60%	(3)
Mortality	—	(5)	—	(5)	—	(5)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 36% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, the Company assumes that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2015 (account value amounts are in $ billions).

	Account Values
Attained Age Group	In the Money	Out of the Money		Total	Average Expected Delay (Years)**
< 60	$2.2	$—	*	$2.2	9.0
60-69	6.1	—	*	6.1	4.2
70+	5.4	—	*	5.4	2.4
	$13.7	$—	*	$13.7	5.0
*Less than $0.1.
** For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.

(3)
Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.

(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2015 (account value amounts are in $ billions).

C-55

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value		Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 7.2%	$4.9		0.08% to 5.6%
	Out of the Money	—	*	0.41% to 7.9%	—	*	0.36% to 5.9%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 22.5%	$8.8		1.4% to 20.7%
	Out of the Money	—	*	11.9% to 24.8%	0.6		5.0% to 21.7%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	49% to 98%		49% to 98%		—
Equity and Fixed Income Funds	-38% to 62%		-38% to 62%		—
Interest Rates and Equity Funds	-32% to -4%		-32% to -4%		—
Nonperformance risk	0.13% to 1.1%		0.13% to 1.1%		0.13% to 1.1%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 5%
Lapses	0.08% to 24%	(3)(4)	0.08% to 31%	(3)(4)	0% to 60%	(3)
Mortality	—	(5)	—	(5)	—	(6)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 33% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, the Company assumes that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2014 (account value amounts are in $ billions).

C-56

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)*
< 60	$2.4	$0.5	$2.9	9.5
60-69	6.1	0.9	7.0	4.9
70+	5.0	0.5	5.5	3.1
	$13.5	$1.9	$15.4	5.8
* For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.
(3) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2014 (account value amounts are in $ billions).

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 8.2%	$6.5	0.08% to 6.3%
	Out of the Money	—	*	0.41% to 12%	1.1	0.36% to 7%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 21%	$7.2	1.7% to 21%
	Out of the Money	0.1		12.3% to 31%	1.4	5.6% to 24%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
(6) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

•	An increase (decrease) in long-term equity implied volatility

•	An increase (decrease) in interest rate implied volatility

•	An increase (decrease) in equity-interest rate correlations

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in mortality

•	An increase (decrease) in benefit utilization

•	A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

The Company notes the following interrelationships:

•
Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in-the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.

C-57

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•	Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$23,678.2	$23,678.2	$23,277.0	$23,277.0
Equity securities, available-for-sale	19.2	19.2	6.7	6.7
Mortgage loans on real estate	3,310.9	3,429.8	2,854.4	2,989.1
Policy loans	79.8	79.8	87.4	87.4
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,948.6	1,948.6	1,279.3	1,279.3
Derivatives	799.4	799.4	891.4	891.4
Other investments	48.6	48.6	49.4	49.4
Deposits from affiliates	155.3	156.3	806.7	848.3
Embedded derivative on reinsurance	(15.6)	(15.6)	9.6	9.6
Assets held in separate accounts	33,355.5	33,355.5	38,547.7	38,547.7
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	19,274.7	19,367.9	19,054.6	19,122.0
Funding agreements with fixed maturities and guaranteed investment contracts	1,105.7	1,083.1	1,114.8	1,091.5
Supplementary contracts, immediate annuities and other	1,766.5	1,955.3	1,296.7	1,404.5
Derivatives:
Guaranteed benefit derivatives:
FIA	1,779.1	1,779.1	1,924.4	1,924.4
GMAB/GMWB/GMWBL	1,849.0	1,849.0	1,564.4	1,564.4
Other derivatives	204.6	204.6	340.6	340.6
Long-term debt	435.0	524.7	435.0	545.6
Embedded derivative on reinsurance	10.2	10.2	211.0	211.0
(1) Certain amounts included in Deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-58

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Other investments: FHLB stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 1.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts, plus the fair value of the unamortized ceding allowance. The Fair value of the liabilities of the underlying contract is estimated based on the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving short risk-free rates plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. The fair value of the unamortized ceding allowance is based on the projected release ceding allowances and discounted at risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 3.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with fixed maturities and guaranteed investment contracts: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-59

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2013	$2,968.2	$28.4	$2,996.6
Deferrals of commissions and expenses	99.7	—	99.7
Amortization:
Amortization(2)	(1,681.3)	12.5	(1,668.8)
Interest accrued(1)	143.1	3.3	146.4
Net amortization included in the Statements of Operations	(1,538.2)	15.8	(1,522.4)
Change in unrealized capital gains/losses on available-for-sale securities	742.0	14.4	756.4
Balance as of December 31, 2013	2,271.7	58.6	2,330.3
Deferrals of commissions and expenses	118.2	—	118.2
Amortization:
Amortization	24.4	(12.2)	12.2
Interest accrued(1)	100.5	3.3	103.8
Net amortization included in the Statements of Operations	124.9	(8.9)	116.0
Change in unrealized capital gains/losses on available-for-sale securities	(301.9)	(10.6)	(312.5)
Balance as of December 31, 2014	2,212.9	39.1	2,252.0
Deferrals of commissions and expenses	115.3	—	115.3
Amortization:
Amortization(2)	(688.2)	(17.2)	(705.4)
Interest accrued(1)	35.8	2.6	38.4
Net amortization included in the Statements of Operations	(652.4)	(14.6)	(667.0)
Change in unrealized capital gains/losses on available-for-sale securities	424.4	20.1	444.5
Balance as of December 31, 2015	$2,100.2	$44.6	$2,144.8
(1) Interest accrued at the following rates for VOBA: 2.2% to 5.8% during 2015, 2.0% to 5.8% during 2014 and 1.0% to 6.0% during 2013.
(2) Includes loss recognition for DAC and VOBA of $275.7 and $1.2, respectively, during 2015 and loss recognition for DAC and VOBA of $305.0 and $1.0, respectively, during 2013. There was no loss recognition for DAC and VOBA during 2014.

The estimated amount of VOBA amortization expense, net of interest, for the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2016	$8.4
2017	7.5
2018	6.4
2019	6.4
2020	6.4

C-60

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Sales Inducements

During the years ended December 31, 2015, 2014 and 2013, the Company capitalized $22.0, $28.4 and $27.4, respectively, of Sales inducements to contract owners. During the years ended December 31, 2015, 2014 and 2013, the Company amortized $(109.8), $(19.3) and $(472.0), respectively, of Sales inducements to contract owners. The unamortized balance of capitalized Sales inducements to contract owners was $431.6 and $431.3 as of December 31, 2015 and 2014, respectively. Loss recognition related to Sales inducements to contract owners for the years ended December 31, 2015 and 2013 was $65.1 and $44.8, respectively. The Company had no loss recognition related to Sales inducements to contract owners for the year ended December 31, 2014.

7.    Guaranteed Benefit Features

While the Company stopped actively writing new retail variable annuity products with substantial guarantee features in early 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii) the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also has certain indexed annuity products which contain guaranteed withdrawal benefit provisions. This provision guarantees an annual withdrawal amount for life that is calculated as a percentage of the benefit base, which equals premium paid at the time of product issue, and can increase by a rollup percentage (mainly 7%, 6% or a percentage linked to index credits earned, depending on versions of the benefit) or annual ratchet. The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on whether the benefit is for a single life or joint lives.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company's closed block of variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

•	Standard: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the premiums paid by the customer, adjusted for withdrawals.

•
Ratchet: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Standard or (2) the maximum policy anniversary (or quarterly) value of the variable annuity, adjusted for withdrawals.

•
Rollup: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the aggregate premiums paid by the contract owner, with interest at the contractual rate per annum, adjusted for withdrawals. The Rollup may be subject to a maximum cap on the total benefit.

•	Combo: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup.

Guaranteed Minimum Living Benefits

Guaranteed Minimum Income Benefit (GMIB): Guarantees a minimum income payout, exercisable only on a contract anniversary on or after a specified date, in most cases 10 years after purchase of the GMIB rider. The income payout is determined based on contractually established annuity factors multiplied by the benefit base. The benefit base equals the premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7% or 6% depending on the version of the benefit) and ratchet frequency subject to maximum caps which vary by product version (200%, 250% or 300% of initial premium).

C-61

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL): Guarantees an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7%, 6% or 0%, depending on versions of the benefit) and ratchet frequency (primarily annually or quarterly, depending on versions). The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.

Guaranteed Minimum Accumulation Benefit (GMAB): Guarantees that the account value will be at least 100% of the eligible premiums paid by the customer after 10 years, adjusted for withdrawals. The Company offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

The following assumptions and methodology were used to determine the guaranteed reserves for closed block of variable annuity contracts as of December 31, 2015 and 2014:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios.

Mean investment performance
GMDB: The mean investment performance varies by fund group. In general, the Company groups all separate account returns into 6 fund groups and generate stochastic returns for each of these fund groups. The overall mean blended separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.

GMIB: The overall blended mean is 8.1% based on a single fund group.

GMAB / GMWB / GMWBL: Zero rate curve.

Volatility	GMDB: 15.1% for 2015 and 15.8% for 2014.

GMIB: 15.1% for 2015 and 15.8% for 2014.

GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.

Mortality
Depending on the type of benefit and gender, the Company uses the 2012 Individual Annuity Mortality Basic table with mortality improvement as of December 31, 2015 and the Annuity 2000 Basic table with mortality improvement as of December 31, 2014, further adjusted for company experience.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness.

Discount rates	GMDB / GMIB: 5.5% for 2015 and 2014.

GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to equity risk. With a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company's exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

C-62

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The calculation of the GMDB, GMIB, GMAB, GMWB, and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed living benefit feature.

The liabilities for variable annuity contracts containing guaranteed minimum death and living benefits are recorded in separate account liabilities as follows as of December 31, 2015 and 2014. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are recorded on the Balance Sheets in Future policy benefits and contract owner account balances. The paid and incurred amounts were as follows for the years ended December 31, 2015, 2014 and 2013:

	GMDB(1)	GMAB/GMWB	GMIB(2)	GMWBL(3)
Separate account liability at December 31, 2015	$33,321.3	$593.5	$11,338.1	$13,811.4

Separate account liability at December 31, 2014	$38,547.7	$728.9	$13,618.4	$15,444.4

Additional liability balance:
Balance at January 1, 2013	$488.0	$76.0	$—	$1,511.8
Incurred guaranteed benefits	(59.8)	(46.8)	—	(1,097.8)
Paid guaranteed benefits	(89.2)	(0.5)	—	—
Balance at December 31, 2013	339.0	28.7	—	414.0
Incurred guaranteed benefits	108.6	4.8	—	631.5
Paid guaranteed benefits	(73.3)	(0.7)	—	—
Balance at December 31, 2014	374.3	32.8	—	1,045.5
Incurred guaranteed benefits	231.4	(3.1)	—	200.5
Paid guaranteed benefits	(88.5)	(0.6)	—	—
Balance at December 31, 2015	$517.2	$29.1	$—	$1,246.0
(1)The additional liability balances as of December 31, 2015, 2014, 2013 and as of January 1, 2013 are presented net of reinsurance of $32.8, $30.8, $33.2 and $143.1, respectively.
(2)The additional liability balances as of December 31, 2015, 2014, 2013 and as of January 1, 2013 are presented net of reinsurance of $1.4 billion, $1.1 billion, $1.1 billion and $1.2 billion, respectively.
(3)The additional liability balances as of December 31, 2015, 2014, 2013 and as of January 1, 2013 are presented net of reinsurance of $573.9, $486.1, $458.3 and $416.3, respectively.

The Company also calculates additional liabilities for FIA contracts with guaranteed withdrawal benefits. The additional liability represents the expected value of these benefits in excess of the projected account balance, and is accreted based on assessments over the accumulation period of the contract. The additional liability for FIA guaranteed withdrawal benefits was $91.0 and $19.7, as of December 31, 2015 and 2014, respectively. The additional liability is recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The net amount at risk for the GMDB, GMAB and GMWB benefits is equal to the guaranteed value of these benefits in excess of the account values.

The net amount at risk for the GMIB and GMWBL benefits is equal to the excess of the present value of the minimum guaranteed annuity payments available to the contract owner over the current account value.

C-63

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of the dates indicated.

	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
December 31, 2015
Separate account value	$33,321.3	$593.5	$11,338.1	$13,811.4
Net amount at risk, net of reinsurance	$6,073.6	$17.2	$—	$—
Weighted average attained age	70	72	—	—

December 31, 2014
Separate account value	$38,547.7	$728.9	$13,618.4	$15,444.4
Net amount at risk, net of reinsurance	$4,982.0	$15.4	$—	$—
Weighted average attained age	70	72	—	—

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2015 and 2014 was $33.3 billion and $38.5 billion, respectively.

8.    Reinsurance

The Company has reinsurance treaties with 14 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its life and annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliates, ReliaStar Life Insurance Company ("RLI") and SLD related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. Furthermore, the Company has an agreement with SLD which is accounted for using the deposit method. For additional information regarding these transactions with affiliates, see the Related Party Transactions Note for further detail.

Deposits and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2015	2014
Claims recoverable	$10.3	$8.7
Reserves ceded (1)	5,085.5	3,748.0
Deposits (1)	155.3	806.7
Reinsurance receivable, net (1)	386.7	396.3
Other	8.1	9.3
Total	$5,645.9	$4,969.0
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

C-64

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	December 31,
	2015	2014	2013
Premiums:
Direct premiums	$482.7	$634.2	$95.2
Reinsurance assumed (1)	428.5	407.7	454.9
Reinsurance ceded (1)	(405.4)	(504.1)	(113.8)
Net premiums	$505.8	$537.8	$436.3
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

9.    Capital Contributions, Dividends and Statutory Information

Iowa insurance law imposes restrictions on an Iowa insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Iowa Insurance Commission.

Under Iowa law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2015, the Company declared an ordinary dividend to its Parent in the amount of $394.0, which was paid to its Parent on May 20, 2015. During the year ended December 31, 2014, the Company paid an ordinary dividend in the amount of $216.0 to its Parent.

During the year ended December 31, 2015, the Company declared an extraordinary distribution in the amount of $98.0, subject to receipt of approval by the Iowa Insurance Division. The Iowa Insurance Division provided its approval on June 25, 2015, and the Company paid the extraordinary distribution to its Parent on June 26, 2015.

During the years ended December 31, 2015, and 2014, the Company did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $553.3, $335.6 and $(55.8), for the years ended December 31, 2015, 2014 and 2013, respectively. Statutory capital and surplus was $2.1 billion as of December 31, 2015 and 2014.

C-65

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.     Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated:

	December 31,
	2015	2014	2013
Fixed maturities, net of OTTI	$406.8	$1,388.5	$827.5
Equity securities, available-for-sale	3.8	3.6	2.3
Derivatives	11.8	7.6	0.4
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(181.3)	(714.0)	(341.5)
Other	(35.9)	(35.5)	(35.3)
Unrealized capital gains (losses), before tax	205.2	650.2	453.4
Deferred income tax asset (liability)	113.7	(42.0)	26.9
Unrealized capital gains (losses), after tax	318.9	608.2	480.3
Pension and other postretirement benefits liability, net of tax	0.7	0.8	0.9
AOCI	$319.6	$609.0	$481.2

C-66

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Statements of Operations, were as follows for the periods indicated:

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,025.8)		$359.0	$(666.8)
Equity securities	0.2		(0.1)	0.1
Other	(0.4)		0.1	(0.3)
OTTI	6.6		(2.3)	4.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	37.5		(13.1)	24.4
DAC/VOBA and Sales inducements	532.7	(1)	(186.4)	346.3
Change in unrealized gains/losses on available-for-sale securities	(449.2)		157.2	(292.0)

Derivatives:
Derivatives	4.2	(2)	(1.5)	2.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	4.2		(1.5)	2.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1	(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$(445.2)		$155.8	$(289.4)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-67

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$538.0		$(188.4)	$349.6
Equity securities	1.3		(0.5)	0.8
Other	(0.2)		0.1	(0.1)
OTTI	16.7		(5.8)	10.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	6.3		(2.2)	4.1
DAC/VOBA and Sales inducements	(372.5)	(1)	130.4	(242.1)
Change in unrealized gains/losses on available-for-sale securities	189.6		(66.4)	123.2

Derivatives:
Derivatives	7.2	(2)	(2.5)	4.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	7.2		(2.5)	4.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1	(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$196.6		$(68.8)	$127.8
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-68

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,186.1)		$415.0		$(771.1)
Equity securities	(1.1)		0.4		(0.7)
Other	0.1		—	*	0.1
OTTI	17.7		(6.2)		11.5
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	(8.6)		3.0		(5.6)
DAC/VOBA and Sales inducements	941.8	(1)	(329.6)		612.2
Change in unrealized gains/losses on available-for-sale securities	(236.2)		82.6		(153.6)

Derivatives:
Derivatives	1.1	(2)	(0.4)		0.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	1.1		(0.4)		0.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1		(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1		(0.1)
Change in Other comprehensive income (loss)	$(235.3)		$82.3		$(153.0)
* Less than $0.1.
(1) See Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

11.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Current tax expense (benefit):
Federal	$(68.5)	$69.9	$187.4
Total current tax expense (benefit)	(68.5)	69.9	187.4
Deferred tax expense (benefit):
Federal	14.6	27.4	(1.9)
Total deferred tax expense (benefit)	14.6	27.4	(1.9)
Total income tax expense (benefit)	$(53.9)	$97.3	$185.5

C-69

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Income (loss) before income taxes	$(79.0)	$72.4	$168.6
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	(27.7)	25.3	59.0
Tax effect of:
Dividends received deduction	(76.3)	(58.6)	(84.0)
Valuation allowance	47.7	125.8	203.6
Audit settlements	—	2.8	—
Tax credits	2.3	2.0	(0.4)
Prior year tax	—	—	7.2
Non-deductible expense (benefit)	0.1	0.2	—
Other	—	(0.2)	0.1
Income tax expense (benefit)	$(53.9)	$97.3	$185.5
Effective tax rate	68.2%	134.4%	110.0%

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	Year Ended December 31,
	2015	2014
Deferred tax assets
Insurance reserves	$759.0	$774.9
Investments	867.9	997.7
Compensation and benefits	21.7	48.1
Other assets	21.6	24.2
Total gross assets before valuation allowance	1,670.2	1,844.9
Less: Valuation allowance	597.4	549.7
Assets, net of valuation allowance	1,072.8	1,295.2

Deferred tax liabilities
Deferred policy acquisition costs	(842.7)	(862.6)
Net unrealized investment (gains) losses	(135.3)	(477.5)
Total gross liabilities	(978.0)	(1,340.1)
Net deferred income tax asset (liability)	$94.8	$(44.9)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2015 and 2014, the Company had total valuation allowances of $597.4 and $549.7, respectively. As of December 31, 2015 and 2014, $783.1 and $735.4, respectively, of these valuation allowances were allocated to continuing operations, and $(185.7) of these valuation allowances were allocated to Other comprehensive income (loss) related to realized and unrealized capital losses.

C-70

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2015, 2014 and 2013, the increases in the valuation allowance were $47.7, $125.8 and $203.6, respectively, all of which were allocated to continuing operations.

Tax Sharing Agreement

The Company had a payable to Voya Financial, Inc. of $27.6 as of December 31, 2015 and a payable to Voya Financial, Inc. of $2.1 as of December 31, 2014, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2015	2014	2013
Balance at beginning of period	$5.5	$2.7	$2.7
Additions for tax positions related to prior years	—	2.8	—
Balance at end of period	$5.5	$5.5	$2.7

The Company had $5.5, $5.5 and $2.7, respectively, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and income tax expense on the Balance Sheets and Statement of Operations, respectively. The Company had no accrued interest as of December 31, 2015 and 2014.

Tax Regulatory Matters

During April 2015, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2013. The 2013 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2014 will be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2014 through 2016.

The IRS issued a Directive dated July 17, 2014 that it should not challenge the qualification of certain hedges and should not challenge certain tax accounting methods. The Company does not expect this Directive to have a material impact on the Company.

The Company does not expect any material changes in the amount of the unrecognized tax benefit of $5.5 within the next twelve months. The timing of a payment (if any) associated with the unrecognized tax benefit cannot be reliably estimated.

C-71

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $1.7, $2.1 and $2.3, for the years ended December 31, 2015, 2014 and 2013, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation, subject to IRS limits. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.0, $3.3 and $3.6, for the years ended December 31, 2015, 2014 and 2013, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-72

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs as of December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Change in benefit obligation:
Benefit obligation, January 1	$23.5	$19.9
Interest cost	1.0	1.0
Benefits paid	(1.7)	(1.3)
Actuarial (gains) losses on obligation	(1.2)	3.9
Benefit obligation, December 31	$21.6	$23.5

Amounts recognized on the Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Accrued benefit cost	$(21.6)	$(23.5)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(0.1)	(0.2)
Net amount recognized	$(21.7)	$(23.7)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2015 and 2014, benefit obligation for the SERPs were as follows:

	December 31,
	2015	2014
Discount rate	4.81%	4.36%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.81% was the appropriate discount rate as of December 31, 2015, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2015	2014	2013
Discount rate	4.36%	4.95%	4.05%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-73

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs were as follows for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Interest cost	$1.0	$1.0	$0.9
Amortization of prior service cost (credit)	—	—	—
Net (gain) loss recognition	(1.2)	3.9	(4.6)
Net periodic (benefit) cost	$(0.2)	$4.9	$(3.7)

Cash Flows

In 2016, the Company is expected to contribute $1.1 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2016 through 2020, and thereafter through 2025, are estimated to be $1.1, $1.1, $1.2, $1.2, $1.2 and $6.7, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2015. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans, that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from Voya Financial, Inc. and ING Group of $12.0, $14.4 and $9.7, for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company recognized tax benefits of $5.6, $5.1 and $1.2 in December 31, 2015, 2014 and 2013, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with Voya Services Company, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The Voya Financial, Inc. Deferred Compensation Savings Plan is a non-qualified deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2015, 2014 and 2013, were $3.5, $3.6 and $3.8, respectively.

C-74

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2015, 2014 and 2013, rent expense for leases was $5.4, $7.1 and $6.8, respectively. The future net minimum payments under non-cancellable leases for the years ended December 31, 2016 and 2017 are estimated to be $7.0 and $5.3, respectively, and none thereafter, totaling $12.3. Lease expenses not paid directly by the Company were paid for by an affiliate and allocated to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.
As of December 31, 2015 and 2014, the Company had off-balance sheet commitments to acquire mortgage loans of $323.6 and $156.6, respectively, and purchase limited partnerships and private placement investments of $285.9 and $57.5, respectively.

Federal Home Loan Bank Funding

The Company is a member of the FHLB of Des Moines and is required to maintain collateral to back funding agreements issued to the FHLB. As of December 31, 2015 and 2014, the Company had $950.4 and $950.1, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of December 31, 2015 and 2014, assets with a market value of $1.1 billion collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, on the Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreements, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2015	2014
Fixed maturity collateral pledged to FHLB	$1,096.0	$1,119.8
FHLB restricted stock(1)	48.0	48.0
Other fixed maturities-state deposits	11.5	11.4
Securities pledged(2)	672.4	626.8
Total restricted assets	$1,827.9	$1,806.0
(1) Reported in Other investments on the Balance Sheets.
(2) Includes the fair value of loaned securities of $147.9 and $121.2 as of December 31, 2015 and 2014, respectively. In addition, as of December 31, 2015 and 2014, the Company delivered securities as collateral of $524.5 and $505.6, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the

C-75

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies, requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation, and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2015, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

14.     Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued

C-76

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2015, 2014 and 2013, commissions were incurred in the amounts of $198.3, $217.0 and $218.4, respectively.

•
Asset management agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administration and accounting services for VIAC's general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $52.8, $48.1 and $50.0, respectively.

•
Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2015, 2014 and 2013, revenue under the DSL intercompany agreement was $115.5, $139.9 and $147.4, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2015, 2014 and 2013, revenue under the VIM intercompany agreement was $44.3, $41.8 and $34.7, respectively.

•
Services agreements with Voya Services Company dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $135.2, $106.9 and $101.9, respectively. Effective October 1, 2010, the services agreement with Voya Services Company dated January 1, 2001, was amended in order for the Company to provide Voya Services Company with use of the corporate office facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the "Atlanta Office") in exchange for Voya Services Company's payment of the Company's direct and indirect costs for the Atlanta Office.

•
Services agreement between the Company and its U.S. insurance company affiliates and other affiliates dated January 1, 2001, amended effective January 1, 2002, December 31, 2007 and October 1, 2008, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2015, 2014 and 2013, expenses related to the agreements were incurred in the amount of $15.0, $13.2 and $12.1, respectively.

•
Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2015, 2014 and 2013, revenue related to the agreement was $2.2, $2.3 and $2.2, respectively.

•
Variable annuity and fixed insurance products issued by the Company are sold by Voya Financial Advisors, Inc. ("VFA"), an affiliate of the Company.  For the years ended December 31, 2015, 2014 and 2013 commission expenses incurred by the Company were $10.6, $10.9 and $10.5, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-77

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

Reinsurance Ceded

As of December 31, 2015 and 2014, total reserves ceded to affiliates were $5,019.9 and $3,684.4, respectively. For the years ended December 31, 2015, 2014 and 2013, premiums ceded to affiliates were $404.5, $502.5 and $112.2, respectively.

Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, SLDI. Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed" below.

As of December 31, 2015 and 2014, the value of the funds withheld liability under this agreement was $170.6 and $180.4, respectively, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2015 and 2014, the Company had an embedded derivative under this agreement with a value of $(5.6) and $3.6, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets. As of December 31, 2015 and 2014, reserves ceded by the Company under this agreement were $203.6 and $216.7, respectively.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with an affiliate, SLDI, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2015, 2014 and 2013, revenue related to the agreement was $10.9, $12.3, and $12.3, respectively.

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company and the Company deposited those assets into a funds withheld trust account.  As of December 31, 2015 and 2014, the assets on deposit in the trust account were $6.6 billion and $5.5 billion, respectively. The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $6.6 billion as of December 31, 2015 and $5.3 billion as of December 31, 2014. In addition, as of December 31, 2015 and 2014, the Company had an embedded derivative with a value of $15.8 and $207.4, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, VIM, as sub-advisor for the funds withheld account.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated automatic reinsurance agreement in order to provide more flexibility to the Company and SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement. As of December 31, 2015 and 2014, reserves ceded by the Company under this agreement were $4.8 billion and $3.4 billion, respectively. In addition, a deferred loss in the amount of $283.3 and $308.1 as of December 31, 2015 and 2014, respectively, is included in Other assets on the Balance Sheets and is amortized over the period of benefit in Other expense in the Statement of Operations.

On May 8, 2013, following the Voya Financial, Inc. IPO, Voya Financial, Inc. made a capital contribution in the amount of $1.8 billion into SLDI, which SLDI deposited into the funds withheld trust account established to provide collateral for the variable

C-78

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

annuity guaranteed living benefit riders ceded to SLDI under the amended and restated automatic reinsurance agreement. Upon deposit of such contributed capital into the funds withheld trust, the Company submitted to ING Bank N.V. ("ING Bank") $1.5 billion of contingent capital LOC issued by ING Bank under the $1.5 billion contingent capital LOC facility between ING Bank and SLDI, and the contingent capital LOCs were canceled and the facility was terminated.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, SLD. Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. The coinsurance agreement was accounted for using the deposit method. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

The coinsurance agreement was accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of December 31, 2014, the deposit receivable was $653.2. On September 25, 2015, the Company recaptured, via a commutation agreement, the multi-year guaranteed fixed annuity contracts ceded under the coinsurance agreement. Under the terms of the agreement, which was effective July 1, 2015, the Company received net assets in the amount of $618.7 in satisfaction of the deposit receivable balance and recognized a pre-tax loss of $4.2 in 2015. The Company incurred amortization expense of the negative ceding commission of $3.2, $6.6 and $4.8, for the years ended December 31, 2015, 2014 and 2013, respectively, which is recorded in Other expense in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2015 and 2014, reserves ceded by the Company under this agreement were $20.6 and $20.0, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain GICs to SLD on a 100% coinsurance basis. The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. The coinsurance agreement is accounted for using the deposit method. As of December 31, 2015 and 2014, the deposit receivable was $155.3 and $153.5, respectively.

Reinsurance Assumed

As of December 31, 2015 and 2014, total reserves assumed from affiliates were $438.7 and $439.1, respectively. For the years ended December 31, 2015, 2014 and 2013, premiums assumed from affiliates were $428.5, $407.7 and $454.9, respectively.

Level Premium Term Life Insurance - Stop-loss

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1, 2012, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31, 2012. This coverage included certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit. The stop-loss agreement is

C-79

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

accounted for using the deposit method. A fee receivable from affiliate of $0.4 as of December 31, 2015 and 2014 is included in Other liabilities on the Balance Sheets. The fee is accrued and subsequently settled in cash each quarterly accounting period.

Effective July 1, 2012, the Company entered into a stop-loss agreement with its affiliate, SLD, under which the Company agrees to indemnify SLD, and SLD agrees to reinsure with the Company, aggregate mortality risk under certain level premium term life insurance policies assumed by SLD from RLI and written by either RLI or RLNY with issue dates between January 1, 2007 and March 31, 2008 and between January 1, 2010 and December 31, 2010. Under the terms of the agreement, the Company will make benefit payments to SLD equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit. The stop-loss agreement was accounted for using the deposit method and, effective October 1, 2014, the agreement was terminated.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of "Waiver of Premium Coinsurance Funds Withheld" agreement between the Company and SLDI under "Reinsurance Ceded" above). As of December 31, 2015 and 2014, reserves assumed by the Company under this agreement were $438.7 and $439.1, respectively.

As of December 31, 2015 and 2014, the value of the funds withheld by ceding companies under this agreement was $464.8 and $467.3, respectively, which is included in Deposit and reinsurance recoverable on the Balance Sheets. In addition, as of December 31, 2015 and 2014, the Company had an embedded derivative under this agreement with a value of $(15.6) and $9.6, respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004, and based upon its renewal on January 14, 2014, expires on January 14, 2024, either party can borrow from the other up to 3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. For the years ended December 31, 2015 and 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the year ended December 31, 2013, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%. During the year ended December 31, 2013, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2015. The Company did not incur interest expense for the years ended December 31, 2014 and 2013. The Company earned interest income of $0.7, $0.2 and $0.0, for the years ended December 31, 2015, 2014 and 2013, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Statements of Operations. As of December 31, 2015 and 2014, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of

C-80

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for the years ended December 31, 2015, 2014 and 2013. On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, Voya Retirement Insurance and Annuity Company, RLI and SLDI. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $25.4 for the years ended December 31, 2015, 2014 and 2013.

Derivatives

The Company is party to several derivative contracts with NN Group and ING Bank and one or more of ING Bank's subsidiaries. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties. The Company is exposed to various risks relating to its ongoing business operations, including but not limited to interest rate risk, foreign currency risk and equity market risk. To manage these risks, the Company uses various strategies, including derivatives contracts, certain of which are with related parties, such as interest rate swaps, equity options and currency forwards.
As of December 31, 2015, such notional amounts are outstanding with ING Group and NN Group; however, ING Group and NN Group are no longer related parties. As of December 31, 2014, the outstanding notional amount with ING Bank and NN Group was $457.1 (consisting of currency forwards of $178.0 and equity options of $279.1). As of December 31, 2014, the market values for these contracts was $8.8. For the years ended December 31, 2015, 2014 and 2013, the Company recorded Other net realized capital gains (losses) in the Statements of Operations of $17.7, $4.6 and $0.8, respectively, with ING Bank and NN Group.

C-81

333-111686	May 2016

Part C

OTHER INFORMATION

Item 24		Financial Statements and Exhibits
(a)		Financial Statements
Included in Part A: Condensed Financial Information
Included in Part B: Financial Statements of Separate Account EQ:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2015
		-	Statements of Operations for the year ended December 31, 2015
		-	Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014
		-	Notes to Financial Statements
Financial Statements of Voya Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets as of December 31, 2015 and 2014
		-	Statements of Operations for the years ended December 31, 2015, 2014 and 2013
		-	Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2015, 2014 and 2013
		-	Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013
		-	Notes to Financial Statements

(b)		Exhibits
	(1)	(a)

Resolution of the Board of Directors of the Company authorizing the establishment of the Separate Account. (Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Equitable Life Insurance Company of Iowa and its Separate Account A, filed on March 29, 1996; File No. 033-79170.)

	(2)	Not Applicable
	(3)	(a)

Distribution Agreement between the Depositor and Directed Services, Inc. (Incorporated herein by reference to Initial Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on June 22, 2001; File No. 333-63692).

(c)

Amendment to the Distribution Agreement between ING USA and Directed Services Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 13, 2004; File No. 333-28755.)

(d)

Form of Dealers Agreement. (Incorporated herein by reference to Initial Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on June 22, 2001; File No. 333-63692.)

(e)

Organizational Agreement. (Incorporated herein by reference to an Initial Registration Statement on form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on June 22, 2001; File No.333-63692.)

(f)

Addendum to Organizational Agreement. (Incorporated herein by reference to an Initial Registration Statement on form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on June 22, 2001; File No.333-63692.)

(f)

Form of Assignment Agreement for Organizational Agreement. (Incorporated herein by reference to an Initial Registration Statement on form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on June 22, 2001; File No.333-63692.)

(i)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(j)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014; File No. 333-30180.)

(k)

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between Directed Services LLC and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014; File No. 333-133944.)

(l)

Amendment No. 3, effective as of April 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(m)

Amendment No. 4, effective as of May 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(n)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(o)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014 (File No. 333-30180.)

(p)

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 (File No. 333-133944).

(q)

Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(4)	(a)

Individual Flexible Purchase Payment Deferred Variable Annuity Contract. (Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Equitable Life Insurance Company of Iowa and its Separate Account A, filed on May 3, 1999; File No. 033-79170.)

(b)

ING USA Annuity and Life Insurance Company, Company Address and Name Change Endorsement. (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679).

(c)

Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to Post-Effective Amendment No. 65 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company, filed on April 15, 2015; File No. 333-28679.)

(d)

Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261).

(5)	(a)

Application Form incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Equitable Life Insurance Company of Iowa and its Separate Account A filed on May 3, 1999; File No. 033-79170).

(6)	(a)

Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(b)

Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(c)

Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(d)

Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076).

(e)

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(f)

Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and it’s Separate Account B, filed on April 30, 1999; File No. 333-28679.)

(g)

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(7)	Not Applicable

	(a)	(1)

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(2)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(3)

Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(4)

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(5)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(6)

Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(7)

Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(b)	(1)

Participation Agreement by and between Liberty Variable Investment Trust, Columbia Management Advisors, Inc. and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective amendment No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(2)

Rule 22c-2 Agreement dated April 16, 2007, and effective as of October 16, 2007, among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed on July 27, 2007; File No. 333-134760.)

(c) (1)

Participation Agreement entered into as of May 1, 2003, by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 21, 2005; File No. 333-70600.)

(2)

Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 29, 2002; File No. 333-70600.)

(3)

Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed April 29, 2002; File No. 333-70600.)

(4)

Second Amendment to Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(5)

Participation Agreement by and among ING Variable Insurance Trust, Golden American Life Insurance Company, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective amendment No. 32 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 26, 2002; File No. 033-23351.)

(6)

Participation Agreement by and between ING Variable Portfolios, Inc., Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 29, 2002; File No. 333-70600.)

(7)

Participation Agreement by and between Pilgrim Variable Products Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 26, 2002; File No. 033-23351.)

(8)

Amendment to Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(9)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2007; File No. 333-47527.)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney

Item 25	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Michael S. Smith, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director and President
Alain M. Karaoglan, 230 Park Avenue, New York, NY 10169	Director
Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director
Rodney O. Martin, Jr., 230 Park Avenue, New York, NY 10169	Director and Chairman
Chetlur S. Ragavan, 230 Park Avenue, New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Ewout L. Steenbergen, 230 Park Avenue, New York, NY 10169	Director and Executive Vice President, Finance
Patricia J. Walsh, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Joseph J. Elmy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Michael J. Gioffre, One Orange Way, Windsor, CT 06095-4774	Senior Vice President, Compliance
Howard F. Greene, 230 Park Avenue, New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine L. Hurtsellers, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
Carolyn M. Johnson, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
C. Landon Cobb, Jr., 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Patrick D. Lusk, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Appointed Actuary
Gilbert E. Mathis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
David P. Wiland, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Chief Financial Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Justin Smith, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095	Vice President
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-109860), as filed with the Securities and Exchange Commission on April 7, 2016.

Item 27	Number of Contract Owners

As of February 29, 2016, there were 4,002 qualified contract holders and 1,137 nonqualified contract holders in the Voya Equi-Select Variable Annuity.

Item 28	Indemnification

Voya Insurance and Annuity Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Voya Insurance and Annuity as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Voya Insurance and Annuity Company may also, to the extent permitted by law, indemnify any other person who is or was serving Voya Insurance and Annuity Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Voya Insurance and Annuity Company or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, Voya Financial, Inc. maintains Professional Liability and Fidelity Bond Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage:  errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a.”Cyber/IT”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriter

(a)   In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate Account NY-B and certain contracts issued by Voya Retirement Insurance and Annuity Company through its Variable Annuity Account B. Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and Voya Partners, Inc.

(b)   The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Chad J. Tope, 909 Locust Street, Des Moines, IA 50309	Director and President
James L. Nichols, IV, One Orange Way, Windsor, CT 06095-4774	Director
Richard E. Gelfand, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Chief Financial Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Shaun P. Mathews, One Orange Way, Windsor, CT 06095-4774	Executive Vice President
Kimberly A. Anderson, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Julius A. Drelick, III, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President, Investment Adviser and Chief Compliance Officer
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Secretary
Stanley D. Vyner, 230 Park Avenue, 13th Floor, New York, NY 10169	Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Michael J. Roland, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Jody I. Hrazanek, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Halvard Kvaale, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Todd R. Modic, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
Jason W. Rausch, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Stephen G. Sedmak, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Spencer T. Shell, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Assistant Treasurer
Kimberly K. Springer, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
May F. Tong, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Paul L. Zemsky, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Huey P. Falgout, Jr., 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Assistant Secretary
Angelia M. Lattery, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2015 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Directed Services LLC	$198,300,736	$0	$0	$0

Item 30	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at:  909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

Item 31	Management Services
None.

Item 32	Undertakings

•      Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

•      Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

•      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

•      The account meets the definition of a “separate account” under federal securities laws.

•      Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Voya Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account EQ of Voya Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, State of Connecticut, on the 14th day of April, 2016.

SEPARATE ACCOUNT B
(Registrant)

By: VOYA INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Michael S. Smith*	Director and President
Michael S. Smith	(principal executive officer)

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Charles P. Nelson*	Director
Charles P. Nelson		April 14,
2016
Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

David P. Wiland*	Senior Vice President and Chief Financial Officer
David P. Wiland	(principal financial officer)

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Brian H. Buckley
Brian H. Buckley
* Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney